                         FREMONT MUTUAL FUNDS, INC.(R)
                         ANNUAL REPORT
                         [GRAPHIC]









                                October 31, 1996




                                                            [FREMONT FUNDS LOGO]

                                  FREMONT FUNDS


         A MESSAGE FROM DAVID L. REDO, CHAIRMAN AND CEO OF FREMONT MUTUAL FUNDS


[PICTURE OF DAVE REDO]

Dear Fellow Shareholder:

  We are pleased to report on the progress of our nine mutual funds and some of the exciting recent developments at our firm.

  First, we would like to formally introduce Fremont Mutual Funds' new President, Michael Kosich. Mike joins us from the Benham Group, where as Senior Vice President and Director of Business Development, he was instrumental in Benham's dramatic growth in the 1980's and 1990's. Mike brings extensive investment experience, industry expertise and, most importantly, commitment to the interests of shareholders of the Fremont Funds to this new position.

  On the performance front, six of the eight Fremont Funds reporting for the full fiscal year exceeded their designated benchmark returns. That is a batting average any mutual fund family would be proud of. Portfolio Managers Bob Kern of Fremont U.S. Micro-Cap Fund and Bill Gross of Fremont Bond Fund deserve special mention. Fremont U.S. Micro-Cap Fund returned 41.46% compared to the Russell 2000's 16.61% gain. We just recently learned that for the two-year period ended November 26, 1996, Fremont U.S. Micro-Cap Fund finished first in Investor Business Daily's growth fund category with a 114% total return. Fremont Bond Fund returned 8.18% versus the Lehman Brothers Aggregate Index's 5.83% gain for fiscal 1996 -- a 40% higher return than this widely followed bond market index.

  As you read through this annual report, you will notice a number of changes in its format. These changes reflect your responses to the questionnaire we sent in our last semi-annual report. We have added a Fund Profile which explains each fund's investment philosophy and methodology in simple straightforward language. This feature will continue in all subsequent reports. We have also asked each of our portfolio managers to discuss one or more current holdings to demonstrate how investment theory is put into practice. Finally, we have put faces to portfolio management names so that you can get to know us better.

  We are pleased with our funds' success in fiscal 1996, but are reminded of the many challenges that face us in the year ahead. We are ever mindful of our mandate -- to preserve and enhance the assets you have entrusted to us. We pledge our very best efforts on your behalf.

Sincerely,


/s/ David L. Redo

David L. Redo
Chairman & CEO

                                  FREMONT FUNDS


TABLE OF CONTENTS

FUND PROFILES AND LETTERS TO SHAREHOLDERS

Fremont Global Fund..................................... 2
Fremont International Growth Fund....................... 5
Fremont International Small Cap Fund.................... 8
Fremont Emerging Markets Fund.......................... 11
Fremont U.S. Micro-Cap Fund............................ 14
Fremont Growth Fund.................................... 16
Fremont Bond Fund...................................... 18
Fremont Money Market Fund.............................. 20
Fremont California Intermediate Tax-Free Fund.......... 22
Auditor's Opinion...................................... 24


STATEMENTS OF INVESTMENTS

Fremont Global Fund.................................... 25
Fremont International Growth Fund...................... 30
Fremont International Small Cap Fund................... 32
Fremont Emerging Markets Fund.......................... 35
Fremont U.S. Micro-Cap Fund............................ 36
Fremont Growth Fund.................................... 38
Fremont Bond Fund...................................... 40
Fremont Money Market Fund.............................. 42
Fremont California Intermediate Tax-Free Fund.......... 44

COMBINED FINANCIAL STATEMENTS

Statements of Assets and Liabilities................... 46
Statements of Operations............................... 48
Statements of Changes in Net Assets.................... 50

FINANCIAL HIGHLIGHTS................................... 54

NOTES TO FINANCIAL STATEMENTS.......................... 59

                                  FREMONT FUNDS


FREMONT GLOBAL FUND

The Fremont Asset Allocation Committee, Portfolio Managers for Fremont Global Fund Dave Redo, Pete Landini, Bob Haddick, Sandie Kinchen, Vince Kuhn

[FUND PROFILE]

Fremont Global Fund offers conservative investors a truly balanced approach to global investing. The Fund management team understands and appreciates both the reward potential and perhaps more importantly, the risks of global investing. Through country diversification, prudent allocation between stocks, bonds and cash, and disciplined securities selection, the Fund seeks total returns equaling at least 80% of the global equities markets with only half of the downside risk as measured by portfolio beta.

  The Fund's five-member portfolio management team employs a three-step investment process. First, economic growth, inflation, and interest rate forecasts are developed to identify those regions and individual countries offering the best investment opportunities. Second, financial market data are examined to determine the most advantageous mix of stocks and bonds. Finally, individual stocks are selected from those industry groups with the best earnings growth potential. Fund management favors large, financially healthy companies with consistent earnings records. Individual bonds are chosen based on credit quality and opportunistic pricing.

[PHOTO OF A MEETING]

The Fremont Asset Allocation Committee Vince Kuhn, Sandie Kinchen, Dave Redo, Bob Haddick, Pete Landini



  Global investing demands truly professional management. The Fund's portfolio management team collectively has over 100 years of global investing experience.


FREMONT GLOBAL FUND INVESTMENT RETURNS

FREMONT MUTUAL FUNDS
GROWTH OF $10,000 CHART

                                                          LEHMAN BROS                               SAL NON-US BOND
              FREMONT GLOBAL FUND       S&P500            COPR/GOVT INTER                EAFE       INDEX 100% HEDGED
             ---------------------  -----------------    -----------------    ------------------    -----------------
18-NOV-88              $10,000                $10,000              $10,000               $10,000              $10,000
30-NOV-88     0.40%    $10,040       2.81%    $10,281    -0.34%     $9,966      1.61%    $10,161     0.04%    $10,004
31-DEC-88     0.83%    $10,123       1.81%    $10,467     0.09%     $9,975      0.56%    $10,218     0.80%    $10,084
31-JAN-89     2.88%    $10,415       7.22%    $11,223     1.05%    $10,080      1.76%    $10,398     0.56%    $10,141
28-FEB-89    -0.87%    $10,325      -2.48%    $10,944    -0.42%    $10,037      0.51%    $10,451    -0.84%    $10,055
31-MAR-89     1.75%    $10,506       2.34%    $11,201     0.43%    $10,081     -1.96%    $10,246     0.69%    $10,125
30-APR-89     1.63%    $10,677       5.15%    $11,777     2.00%    $10,282      0.93%    $10,341     0.97%    $10,223
31-MAY-89     1.41%    $10,828       4.05%    $12,254     1.98%    $10,486     -5.44%     $9,779     0.05%    $10,228
30-JUN-89     0.46%    $10,878      -0.55%    $12,187     2.52%    $10,750     -1.68%     $9,614     0.87%    $10,317
31-JUL-89     4.72%    $11,391       8.98%    $13,281     2.05%    $10,970     12.56%    $10,822     2.18%    $10,542
31-AUG-89     1.06%    $11,512       1.93%    $13,538    -1.29%    $10,829     -4.50%    $10,335     0.09%    $10,551
30-SEP-89    -0.44%    $11,462      -0.39%    $13,485     0.47%    $10,880      4.56%    $10,806    -0.53%    $10,495
31-OCT-89    -0.79%    $11,371      -2.36%    $13,167     2.12%    $11,110     -4.02%    $10,371    -0.06%    $10,489
30-NOV-89     1.30%    $11,519       2.07%    $13,439     0.95%    $11,216      5.03%    $10,893    -0.23%    $10,465
31-DEC-89     1.88%    $11,735       2.37%    $13,758     0.28%    $11,247      3.69%    $11,295     0.33%    $10,500
31-JAN-90    -3.09%    $11,373      -6.71%    $12,835    -0.64%    $11,175     -3.73%    $10,874    -1.98%    $10,292
28-FEB-90    -0.37%    $11,331       1.29%    $13,000     0.37%    $11,217     -6.97%    $10,116    -1.49%    $10,138
31-MAR-90     0.38%    $11,373       2.62%    $13,341     0.13%    $11,231    -10.42%     $9,062    -0.05%    $10,133
30-APR-90    -1.50%    $11,203      -2.48%    $13,010    -0.35%    $11,192     -0.79%     $8,990    -0.08%    $10,125
31-MAY-90     5.42%    $11,810       9.75%    $14,278     2.20%    $11,438     11.41%    $10,016     2.48%    $10,376
30-JUN-90     0.27%    $11,842      -0.69%    $14,180     1.34%    $11,591     -0.88%     $9,928     0.52%    $10,430
31-JUL-90     0.72%    $11,927      -0.32%    $14,134     1.39%    $11,753      1.41%    $10,068     0.39%    $10,471
31-AUG-90    -4.91%    $11,341      -9.04%    $12,857    -0.41%    $11,704     -9.71%     $9,090    -1.35%    $10,330
30-SEP-90    -4.13%    $10,873      -4.92%    $12,224     0.77%    $11,795    -13.94%     $7,823    -0.56%    $10,272
31-OCT-90     1.82%    $11,070      -0.37%    $12,179     1.16%    $11,931     15.59%     $9,042     2.87%    $10,567
30-NOV-90     2.52%    $11,349       6.43%    $12,961     1.52%    $12,112     -5.90%     $8,509     1.64%    $10,740
31-DEC-90     1.57%    $11,527       2.75%    $13,318     1.37%    $12,278      1.62%     $8,647     1.00%    $10,847
31-JAN-91     2.34%    $11,797       4.42%    $13,907     1.02%    $12,403      3.23%     $8,926     1.90%    $11,053
28-FEB-91     4.00%    $12,270       7.16%    $14,902     0.80%    $12,501     10.72%     $9,883     1.47%    $11,216
31-MAR-91     0.37%    $12,315       2.37%    $15,255     0.68%    $12,586     -6.00%     $9,290     0.05%    $11,221
30-APR-91     0.46%    $12,371       0.28%    $15,297     1.09%    $12,724      0.98%     $9,381     0.49%    $11,276
31-MAY-91     1.91%    $12,607       4.30%    $15,955     0.61%    $12,802      1.04%     $9,479     0.59%    $11,343
30-JUN-91    -2.77%    $12,258      -4.56%    $15,228     0.07%    $12,811     -7.35%     $8,782    -0.54%    $11,282
31-JUL-91     2.75%    $12,596       4.68%    $15,940     1.12%    $12,954      4.91%     $9,213     0.91%    $11,384
31-AUG-91     1.70%    $12,810       2.35%    $16,315     1.91%    $13,202     -2.03%     $9,026     1.29%    $11,531
30-SEP-91     0.79%    $12,911      -1.65%    $16,046     1.72%    $13,429      5.64%     $9,535     1.63%    $11,719
31-OCT-91     1.50%    $13,105       1.33%    $16,259     1.14%    $13,582      1.42%     $9,671     0.71%    $11,802
30-NOV-91    -1.78%    $12,872      -4.03%    $15,604     1.15%    $13,738     -4.67%     $9,219     0.32%    $11,840
31-DEC-91     6.24%    $13,676      11.42%    $17,386     2.44%    $14,073      5.16%     $9,695     1.78%    $12,051
31-JAN-92    -0.59%    $13,595      -1.85%    $17,064    -0.91%    $13,946     -2.14%     $9,488     0.84%    $12,152
29-FEB-92     1.12%    $13,747       1.28%    $17,282     0.39%    $14,001     -3.58%     $9,148     0.33%    $12,192
31-MAR-92    -2.04%    $13,466      -1.95%    $16,945    -0.39%    $13,946     -6.60%     $8,544    -0.57%    $12,123
30-APR-92     0.26%    $13,501       2.92%    $17,440     0.88%    $14,068      0.48%     $8,585     0.31%    $12,160
31-MAY-92     2.01%    $13,773       0.53%    $17,533     1.55%    $14,286      6.69%     $9,160     1.08%    $12,292
30-JUN-92    -0.86%    $13,655      -1.46%    $17,277     1.48%    $14,498     -4.74%     $8,726     0.41%    $12,342
31-JUL-92     1.13%    $13,808       4.04%    $17,975     1.99%    $14,786     -2.56%     $8,502     0.70%    $12,428
31-AUG-92     0.26%    $13,844      -2.02%    $17,612     1.00%    $14,934      6.27%     $9,035     0.32%    $12,468
30-SEP-92     0.86%    $13,964       1.15%    $17,815     1.36%    $15,138     -1.98%     $8,856     1.64%    $12,673
31-OCT-92     0.51%    $14,035       0.36%    $17,879    -1.30%    $14,941     -5.25%     $8,392     1.71%    $12,889
30-NOV-92     1.30%    $14,218       3.37%    $18,482    -0.38%    $14,884      0.94%     $8,471     0.04%    $12,895
31-DEC-92     1.20%    $14,389       1.30%    $18,722     1.34%    $15,083      0.52%     $8,515     0.95%    $13,017
31-JAN-93     0.43%    $14,450       0.73%    $18,858     1.94%    $15,375     -0.01%     $8,514     1.05%    $13,154
28-FEB-93     1.10%    $14,609       1.36%    $19,115     1.58%    $15,618      3.02%     $8,771     1.83%    $13,395
31-MAR-93     2.10%    $14,916       2.15%    $19,527     0.40%    $15,681      8.72%     $9,536    -0.28%    $13,358
30-APR-93     0.16%    $14,940      -2.45%    $19,049     0.80%    $15,806      9.49%    $10,441    -0.05%    $13,351
31-MAY-93     0.99%    $15,089       2.67%    $19,558    -0.22%    $15,771      2.11%    $10,662     0.48%    $13,416
30-JUN-93     0.82%    $15,212       0.33%    $19,623     1.57%    $16,019     -1.56%    $10,495     1.86%    $13,666
31-JUL-93     1.38%    $15,423      -0.49%    $19,526     0.24%    $16,058      3.50%    $10,863     1.12%    $13,819
31-AUG-93     3.07%    $15,896       3.78%    $20,263     1.59%    $16,313      5.40%    $11,449     1.97%    $14,091
30-SEP-93     1.25%    $16,095      -0.74%    $20,114     0.41%    $16,381     -2.25%    $11,192     0.67%    $14,185
31-OCT-93     2.47%    $16,493       2.05%    $20,527     0.27%    $16,425      3.08%    $11,536     1.30%    $14,369
30-NOV-93    -0.99%    $16,330      -0.90%    $20,342    -0.56%    $16,333     -8.74%    $10,528     0.84%    $14,490
31-DEC-93     5.38%    $17,209       1.23%    $20,592     0.46%    $16,408      7.22%    $11,288     1.88%    $14,763
31-JAN-94     1.32%    $17,436       3.36%    $21,284     1.11%    $16,590      8.45%    $12,242    -0.77%    $14,650
28-FEB-94    -2.83%    $16,944      -2.71%    $20,707    -1.48%    $16,344     -0.28%    $12,208    -1.96%    $14,362
31-MAR-94    -4.10%    $16,249      -4.34%    $19,808    -1.65%    $16,075     -4.31%    $11,683    -0.62%    $14,273
30-APR-94     0.39%    $16,312       1.29%    $20,064    -0.68%    $15,965      4.24%    $12,178    -0.55%    $14,194
31-MAY-94     0.39%    $16,375       1.63%    $20,392     0.07%    $15,976     -0.57%    $12,108    -0.77%    $14,084
30-JUN-94    -1.08%    $16,198      -2.47%    $19,887     0.01%    $15,978      1.41%    $12,279    -1.09%    $13,930
31-JUL-94     1.95%    $16,514       3.31%    $20,545     1.44%    $16,208      0.96%    $12,397     0.69%    $14,026
31-AUG-94     2.83%    $16,982       4.07%    $21,381     0.31%    $16,259      2.37%    $12,691    -0.95%    $13,893
30-SEP-94    -2.16%    $16,615      -2.42%    $20,864    -0.92%    $16,109     -3.15%    $12,291     0.30%    $13,934
31-OCT-94     0.99%    $16,780       2.30%    $21,344    -0.01%    $16,108      3.33%    $12,700     0.34%    $13,982
30-NOV-94    -1.98%    $16,447      -3.67%    $20,560    -0.45%    $16,035     -4.81%    $12,089     1.30%    $14,163
31-DEC-94     0.26%    $16,491       1.47%    $20,862     0.35%    $16,091      0.63%    $12,166     0.04%    $14,169
31-JAN-95    -1.09%    $16,310       2.59%    $21,403     1.68%    $16,362     -3.84%    $11,699     1.06%    $14,319
28-FEB-95     1.26%    $16,516       3.87%    $22,231     2.07%    $16,700     -0.29%    $11,665     1.27%    $14,501
31-MAR-95     2.19%    $16,877       2.96%    $22,889     0.57%    $16,795      6.24%    $12,392     2.21%    $14,821
30-APR-95     2.14%    $17,238       2.95%    $23,564     1.24%    $17,004      3.76%    $12,858     1.60%    $15,059
31-MAY-95     3.56%    $17,851       3.96%    $24,498     3.02%    $17,517     -1.19%    $12,705     3.20%    $15,540
30-JUN-95     1.17%    $18,060       2.35%    $25,073     0.67%    $17,635     -1.75%    $12,483    -0.15%    $15,517
31-JUL-95     3.03%    $18,608       3.33%    $25,908     0.01%    $17,636      6.23%    $13,261     1.19%    $15,702
31-AUG-95    -0.21%    $18,568       0.23%    $25,968     0.91%    $17,797     -3.81%    $12,756     0.71%    $15,813
30-SEP-95     1.56%    $18,858       4.17%    $27,051     0.72%    $17,925      1.95%    $13,004     1.64%    $16,073
31-OCT-95     0.35%    $18,924      -0.28%    $26,975     1.11%    $18,124     -2.69%    $12,654     1.04%    $16,240
30-NOV-95     1.47%    $19,204       4.40%    $28,161     1.31%    $18,361      2.78%    $13,006     2.04%    $16,571
31-DEC-95     2.42%    $19,669       1.85%    $28,683     1.05%    $18,554      4.03%    $13,530     0.84%    $16,710
31-JAN-96     3.18%    $20,294       3.44%    $29,669     0.86%    $18,714      0.41%    $13,586     1.11%    $16,896
29-FEB-96    -0.34%    $20,225       0.96%    $29,955    -1.17%    $18,495      0.34%    $13,632    -1.12%    $16,707
31-MAR-96     0.34%    $20,294       0.96%    $30,244    -0.51%    $18,401      2.12%    $13,921     0.97%    $16,869
30-APR-96     2.12%    $20,725       1.47%    $30,688    -0.35%    $18,336      2.91%    $14,326     0.98%    $17,034
31-MAY-96     0.68%    $20,865       2.58%    $31,480    -0.08%    $18,321     -1.84%    $14,063     0.05%    $17,042
30-JUN-96     0.67%    $21,006       0.38%    $31,599     1.06%    $18,516      0.56%    $14,141     0.83%    $17,184
31-JUL-96    -2.61%    $20,458      -4.42%    $30,203     0.30%    $18,571     -2.92%    $13,728     0.67%    $17,299
31-AUG-96     1.31%    $20,727       2.11%    $30,840     0.08%    $18,586      0.22%    $13,759     0.76%    $17,430
30-SEP-96     3.21%    $21,392       5.63%    $32,576     1.39%    $18,844      2.66%    $14,125     2.02%    $17,783
31-OCT-96     0.60%    $21,520       2.76%    $33,475     1.77%    $19,178     -1.00%    $13,983     1.64%    $18,074
                       110.06%      10.24%      $2.16    16.31%      $0.85      8.43%      $0.41     4.66%      $0.72

*  Unannualized

+ Assumes initial investment of $10,000 on inception date, November 18, 1988. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the S&P 500 Index, the Morgan Stanley Capital International EAFE Index, the Salomon Non-U.S. Government Bond Index (currency hedged), or the Lehman Bros. Intermediate Government/Corporate Bond Index.

                                  FREMONT FUNDS

                               FREMONT GLOBAL FUND
                GEOGRAPHIC DIVERSIFICATION AS OF OCTOBER 31, 1996


[MAP]

CANADA.............................   2.9%
EUROPE.............................  17.6%
UNITED STATES......................  62.4%
JAPAN..............................   4.1%
EMERGING MARKETS--LATIN AMERICA....   0.3%
PACIFIC RIM........................   8.3%
EMERGING MARKETS--OTHER............   4.3%


TO OUR SHAREHOLDERS

  In second half fiscal 1996, ended October 31, 1996, Fremont Global Fund returned 3.84% compared to the Lipper Global Flexible Fund Average's 5.48%. For full fiscal year 1996, the Fund returned 13.7% versus the Average's 13.6%.

  The Fund's overweighting in European, Canadian and Australian bonds and our 9.8% portfolio position in Asian (except Japan) stocks aided performance. The Fund's relatively high (on average 20-25%) cash position restrained returns.

  The Fund's larger than normal cash holdings reflected our concern that strong global economic growth would lead to higher inflation and interest rates, thereby increasing financial market risk. Based on economic data released in early November which indicate more moderate global economic expansion, low inflation and stable-to-declining interest rates, we are now comfortable putting more money to work in global stock and bond markets.

  In the U.S. stock market, we see attractive, albeit less robust, return potential. We are forecasting corporate earnings to be up 5% to 10% in the coming year. We doubt stocks will experience the price/earnings multiple expansion witnessed in 1996. But, stock market gains in the high single digits are achievable. With inflationary fear subsiding, U.S. bonds should have a yield-like return with little net price movement in the coming 12 months.

  In Europe, central banks should continue to keep interest rates low. We believe these low rates will finally induce some broad-based economic momentum (2 - 2.5% GDP growth). With high unemployment and low industrial capacity utilization rates, European economies have a lot of room to grow before rekindling any inflationary pressure. The European monetary union should be particularly beneficial to countries like Spain, Portugal and Italy, whose volatile currencies have restrained economic growth and foreign investment. We will continue to focus our attention on these markets.

  The Japanese economy should continue its modest expansion. But, an increase in the consumption tax scheduled for April 1997 and long-term structural problems in the banking sector make us neutral on the Japanese stock market. Extremely low yields on Japanese bonds eliminate them from serious consideration.

  The robust long-term economic growth prospects for Southeast Asian countries makes this region an attractive investment arena. Substantial declines in Thailand, Singapore, and Korea have wrung the speculative excess out of these stock markets, and created some very appealing funda-

                                                           (continued on page 4)

                                 FREMONT FUNDS

THE CHANGING FREMONT GLOBAL FUND ASSET MIX

                                 ASSET MIX       ASSET MIX      ASSET MIX
         ASSET CLASS             11/30/96        10/31/96       10/31/95

         STOCKS
          U.S                      38%             30%             35%
          FOREIGN                  25%             22%             35%
                                  ---             ---             ---
         TOTAL STOCKS              63%             52%             70%

         BONDS
          U.S                       7%              6%             10%
          FOREIGN                  17%             16%             15%
                                  ---             ---             ---

         TOTAL BONDS               24%             22%             25%

         CASH RESERVES             13%             26%              5%
         -------------------------------------------------------------
         TOTAL                    100%            100%            100%


mental values. The decent returns of emerging market indices, up around 10% in 1996, have restored international investor confidence, and with the U.S. and many European stock markets at record levels, we could see a very favorable flow of funds into Pacific Rim equities markets in the year ahead. Over the next several months, we plan to invest some of the Fund's cash reserves into carefully selected Southeast Asian stocks.

  Next we would like to briefly discuss some of the global equities that appear particularly compelling today. Since things can change rapidly in the financial markets, it should be noted that the following stocks may or may not be portfolio holdings at the time you read this report.

  When Hong Kong is officially handed over to China on June 30, 1997, the great uncertainty that has restrained the market in recent years will finally subside. Citic Pacific will be the most direct beneficiary of the changing of the guard. A publicly-held company, Citic Pacific is essentially the investment arm of the Chinese central government. It is aggressively investing in Hong Kong commercial real estate, transportation systems and finance companies. Citic is going to replace the British trading companies that have dominated the Hong Kong economy for a century. The company will make money in Hong Kong and be one of the biggest commercial conduits to mainland China. Citic is not a monopoly, but it is going to be one of the biggest and most influential players in the region.

    With its recent acquisition of Morton Thiokol's auto airbag business, Sweden's Autoliv is now the world's largest player in what will continue to be a great growth industry. Over the next several years, global auto manufacturers will be adding front passenger side airbags in their mid-price lines. Many will follow Volvo and Mercedes' lead by adding side impact airbags to their luxury lines. This translates into incremental revenues and earnings for dominant market share companies like Autoliv.

  We are pleased to have modestly exceeded our performance benchmark in fiscal 1996 despite the portfolio's relatively large cash holdings. Based on better-than-expected news on the global inflation and interest rate fronts, we will be more fully invested in the year ahead. We expect decent absolute returns from global stock and bond markets in general and particularly good relative returns from our investments in Southeast Asia. We remain confident the Fund will continue to produce attractive risk-adjusted returns in global financial markets.


  Sincerely,

/s/Dave Redo                    /s/Pete Landini
/s/Robert L. Haddick            /s/Sandie Kinchen
/s/Vince Kuhn


  The Fremont Asset Allocation Committee
  Portfolio Managers
  Fremont Global Fund

                                  FREMONT FUNDS

FREMONT INTERNATIONAL GROWTH FUND

Andrew L. Pang, Portfolio Manager
Fremont Investment Advisors, Inc.



[PHOTO OF ANDREW PANG]
[FUND PROFILE]


  Fremont International Growth Fund invests in international stocks with superior earnings growth potential. Approximately 40 percent of the portfolio is generally invested in European stock markets, with the balance devoted to Asian markets including Japan.

    First, fund management employs a top-down approach -- factoring in economic growth potential, corporate earnings outlook, market valuations, political and currency stability, and inflation and interest rate trends -- in making country asset allocation decisions. Then, within each country, the Fund focuses on those industry groups providing essential products and services -- consumer basics, banking, telecommunications, information technology, power generation, health care and infrastructure. The Fund favors dominant market share companies (in some cases monopolies) most likely to produce consistent earnings growth.

  Portfolio Manager Andrew L. Pang is a Chinese American with strong cultural ties and investment research contacts in Asia. He travels globally on a regular basis meeting with research analysts and directly with corporate management to identify investment opportunities.

TO OUR SHAREHOLDERS

  For the six months ended October 31, 1996, Fremont International Growth Fund returned -4.06% compared to -2.39% for the Europe, Australia, and Far East
(EAFE) Index. For full fiscal year 1996, the Fund gained 7.07% versus EAFE's 10.51%.

  Feathers in our cap for the second fiscal half include our overweighting in Hong Kong (7.5% compared to EAFE's 3.5%), and our underweighting in Japan (23.5% versus EAFE's 40%). The Hong Kong stock market rose to record highs recently, and over the last six months the Japanese stock market as measured by the MSCI was off 16.02% including yen-to-dollar currency translation. Black eyes for the portfolio included an overweighting in other Southeast Asian markets, which performed poorly

                                                           (continued on page 6)

FREMONT INTERNATIONAL GROWTH FUND INVESTMENT RETURNS

       FREMONT INT'L GROWTH FUND            EAFE
             -----------------    --------------
01-MAR-94              $10,000           $10,000
31-MAR-94    -3.66%     $9,634    -4.31%  $9,569
30-APR-94     0.33%     $9,666     4.24%  $9,975
31-MAY-94     0.11%     $9,676    -0.57%  $9,918
30-JUN-94    -1.94%     $9,488     1.41% $10,058
31-JUL-94     2.42%     $9,718     0.96% $10,155
31-AUG-94     4.73%    $10,178     2.37% $10,395
30-SEP-94    -1.44%    $10,031    -3.15% $10,068
31-OCT-94     1.98%    $10,230     3.33% $10,403
30-NOV-94    -4.80%     $9,739    -4.81%  $9,903
31-DEC-94    -0.51%     $9,689     0.63%  $9,965
31-JAN-95    -6.90%     $9,020    -3.84%  $9,582
28-FEB-95     1.97%     $9,198    -0.29%  $9,555
31-MAR-95     2.05%     $9,386     6.24% $10,151
30-APR-95     3.34%     $9,699     3.76% $10,533
31-MAY-95     2.59%     $9,950    -1.19% $10,407
30-JUN-95     2.10%    $10,159    -1.75% $10,225
31-JUL-95     5.66%    $10,734     6.23% $10,862
31-AUG-95    -2.43%    $10,473    -3.81% $10,448
30-SEP-95     0.70%    $10,546     1.95% $10,652
31-OCT-95    -2.87%    $10,243    -2.69% $10,366
30-NOV-95    -0.93%    $10,148     2.78% $10,654
31-DEC-95     2.36%    $10,387     4.03% $11,083
31-JAN-96     3.45%    $10,746     0.41% $11,129
29-FEB-96     1.57%    $10,915     0.34% $11,166
31-MAR-96     0.77%    $10,999     2.12% $11,403
30-APR-96     3.93%    $11,431     2.91% $11,735
31-MAY-96    -0.92%    $11,326    -1.84% $11,519
30-JUN-96     1.68%    $11,516     0.56% $11,584
31-JUL-96    -5.22%    $10,915    -2.92% $11,245
30-AUG-96     1.74%    $11,104     0.22% $11,270
30-SEP-96     2.37%    $11,368     2.66% $11,570
31-OCT-96    -3.53%    $10,967    -1.00% $11,454
                        15.16%     6.24%  15.84%    6.50%


*  Unannualized

+ Assumes initial investment of $10,000 on inception date, March 1, 1994. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Morgan Stanley Capital International EAFE Index.

                                  FREMONT FUNDS

                        FREMONT INTERNATIONAL GROWTH FUND
                GEOGRAPHIC DIVERSIFICATION AS OF OCTOBER 31, 1996


[MAP]

CANADA...........................   0.3%
UNITED KINGDOM...................   8.4%
CONTINENTAL EUROPE...............  31.0%
UNITED STATES....................   3.5%
JAPAN............................  23.5%
HONG KONG/SINGAPORE/MALAYSIA.....  11.2%
OTHER EMERGING MARKETS:
  INCLUDING THAILAND, INDONESIA,
  THE PHILIPPINES, TAIWAN AND
  SOUTH KOREA....................  18.9%
AUSTRALIA/NEW ZEALAND............   3.2%

relative to European markets. We are currently seeing a rebound in some of these markets. Portfolio performance was also restrained by our underweighting in the United Kingdom (8.4% versus EAFE's 16%), even though our UK stocks outperformed the UK index 16% to 14%.

  Looking ahead, we believe our overweighting in Hong Kong in particular and Southeast Asia in general will serve us well. We are forecasting 6 - 8% real GDP growth in Southeast Asia compared to 2 - 2.5% growth in Europe. In addition, after three years of lackluster performance relative to European stock markets, Southeast Asian stock market valuations are more than reasonable. Our current asset allocation of approximately 54% in Asia (23.5% in Japan and 30% spread out among eight other Southeast Asian markets), and about 40% in Europe, reflects our expectations for much better relative returns for Southeast Asian stocks.

  Bearing in mind we are committed to no stock forever, let's talk about a few of our current favorites. Datacraft Asia (Singapore) is in the information technology upgrade business serving companies throughout Southeast Asia. They have developed a particularly promising niche in China, where they recently received six contracts to upgrade telecommunications systems in corporate regional offices. We are looking for 30 - 35% earnings growth in the next two years. This rapid earnings growth could be extended well into the future if Datacraft can further expand its presence in China.

  In the United Kingdom, we have found an intriguing monopolistic company. Railtrack, created via an initial public offering in May 1996, is part of the privatization of the United Kingdom's transportation system. Railtrack owns all the railroad infrastructure and is paid by railroad companies to maintain and improve railway tracks and station

                                  FREMONT FUNDS

houses throughout the country. Because of long-term contracts with the railroad companies, Railtrack's revenues are very predictable. The company is now in the process of aggressively cutting costs, which will improve margins and earnings. Railtrack stock has performed well and we believe it will continue to rise on accelerating earnings.

  Going forward, we believe our commitment to Southeast Asian markets will be more adequately rewarded. Our focus on dominant market share essential service companies should continue to contribute to our stock-picking success. We thank you for your appreciation of our investment discipline and look forward to a financially rewarding year ahead.


  Sincerely,

  /s/Andrew L. Pang

  Andrew L. Pang
  Portfolio Manager
  Fremont International Growth Fund


                        FREMONT INTERNATIONAL GROWTH FUND
                    SECTOR ALLOCATION AS OF OCTOBER 31, 1996

                     SHORT TERM SECURITIES            (3.6%)
                     TECHNOLOGY                      (14.1%)
                     FINANCIAL SERVICES              (11.4%)
                     HEALTH CARE                     (10.6%)
                     UTILITIES                        (8.0%)
                     CONSUMER NON-DURABLES            (7.0%)
                     CONSUMER SERVICES                (6.7%)
                     CAPITAL GOODS                    (6.6%)
                     CONSUMER DURABLES                (6.6%)
                     OTHER                           (25.4%)

                                  FREMONT FUNDS


FREMONT INTERNATIONAL SMALL CAP FUND

Dr. Gary L. Bergstrom, Portfolio Manager
Acadian Asset Management, Inc.


[PHOTO OF GARY BERGSTROM]
[FUND PROFILE]


  Fremont International Small Cap Fund's investment thesis is simple: extensive statistical evidence shows that superior long-term returns are achieved by investing in fundamentally undervalued small company stocks. The Fund's Sub-Advisor, Acadian Asset Management, Inc., has a unique financial database of approximately 20,000 companies in over 50 countries. This database includes up to 25 years of historical earnings, dividends, book values, stock prices, country indices, and inflation and interest rate statistics for individual countries.

  After screening stocks through numerous fundamental value models, country and currency valuation is factored in, producing a relative attractiveness ranking ("alpha ranking") for all the stocks in this extensive global universe. The Fund invests in those highly ranked stocks judged to have above average performance potential. Country diversification is maintained to reduce portfolio risk.

  Portfolio Manager Dr. Gary L. Bergstrom, (President and Chief Investment Officer of the Fund's Sub-Advisor, Acadian Asset Management, Inc.) has more than 25 years of professional investment experience in global markets. He has personally developed many of the quantitative techniques employed in Acadian's valuation models.

TO OUR SHAREHOLDERS

  For the six months ended October 31, 1996, Fremont International Small Cap Fund was down 1.3% compared to the Salomon Brothers Extended Market Index of Europe and Pacific Countries' (EMI EPAC) loss of 3.4%. For the full fiscal year, the Fund gained 13.7% versus EMI EPAC's 12.8%. The Fund outperformed the Lipper International Small Company Average by 0.6% for the year.

  In the second half of fiscal 1996, the Fund achieved superior relative returns from Japanese stocks, as signs of economic recovery boosted the smaller, economically-sensitive companies in the


 FREMONT INTERNATIONAL SMALL CAP FUND INVESTMENT RETURNS

          FREMONT INTERNATIONAL SMALL CAP FUND   SOLOMON EMI INDEX
          ------------------------------------   -----------------
30-JUN-94                   $10,000                   $10,000
31-JUL-94          1.30%    $10,130     1.14%         $10,114
31-AUG-94          2.37%    $10,370     1.06%         $10,221
30-SEP-94         -4.34%     $9,920    -2.86%          $9,929
31-OCT-94         -0.60%     $9,860     1.81%         $10,109
30-NOV-94         -5.58%     $9,310    -6.24%          $9,478
31-DEC-94         -3.11%     $9,020     1.34%          $9,605
31-JAN-95         -5.32%     $8,540    -3.25%          $9,293
28-FEB-95         -0.94%     $8,460    -1.46%          $9,157
31-MAR-95          2.25%     $8,650     4.25%          $9,546
30-APR-95          3.47%     $8,950     3.00%          $9,833
31-MAY-95          2.57%     $9,180    -1.75%          $9,660
30-JUN-95         -0.98%     $9,090    -1.23%          $9,542
31-JUL-95          5.61%     $9,600     5.83%         $10,098
31-AUG-95         -2.19%     $9,390    -2.53%          $9,842
30-SEP-95          0.43%     $9,430     0.78%          $9,919
31-OCT-95         -3.76%     $9,075    -2.88%          $9,634
30-NOV-95         -0.78%     $9,004     1.06%          $9,736
31-DEC-95          2.95%     $9,270     3.83%         $10,109
31-JAN-96          6.47%     $9,870     1.78%         $10,288
29-FEB-96          1.75%    $10,043     1.56%         $10,449
31-MAR-96          1.92%    $10,236     2.30%         $10,689
30-APR-96          2.09%    $10,450     5.26%         $11,252
31-MAY-96          0.10%    $10,460    -0.81%         $11,160
30-JUN-96         -1.17%    $10,338     0.01%         $11,162
31-JUL-96         -2.85%    $10,043    -3.78%         $10,740
30-AUG-96          1.21%    $10,165     1.01%         $10,848
30-SEP-96          0.50%    $10,216     0.56%         $10,909
31-OCT-96          1.00%    $10,318     0.00%         $10,909

* Unannualized

+ Assumes initial investment of $10,000 on inception date, June 30, 1994.
  Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Salomon Brothers Extended Market Index.

                                  FREMONT FUNDS


                      FREMONT INTERNATIONAL SMALL CAP FUND
                GEOGRAPHIC DIVERSIFICATION AS OF OCTOBER 31, 1996


[MAP]

CANADA........................................    3.3%
IRELAND.......................................    0.9%
CONTINENTAL EUROPE............................   19.5%
UNITED STATES.................................    1.1%
UNITED KINGDOM................................   12.7%
JAPAN.........................................   17.1%
HONG KONG/SINGAPORE/MALAYSIA..................   10.5%
EMERGING MARKETS: LATIN AMERICA...............   10.0%
OTHER EMERGING MARKETS:
  INCLUDING SOUTH KOREA, TURKEY,
  CZECH REPUBLIC, PORTUGAL, GREECE,
  CHINA AND OTHERS............................   23.5%
AUSTRALIA/NEW ZEALAND ........................    1.4%

portfolio. Investments in smaller markets like Italy, Spain, New Zealand and Malaysia were rewarding, as was successful stock selection in emerging markets including Greece, China, Mexico and Turkey. The Fund's overweighting in the strong Brazilian stock market was also a performance positive. The portfolio's underweighting in the United Kingdom and the relative underperformance of portfolio holdings in France restrained Fund returns.

  The Fund's portfolio characteristics remain consistent with our investment thesis that over the longer term, superior returns are generated through investing in fundamentally undervalued small cap stocks.

  As the following chart indicates, our bottom-up stock selection discipline has resulted in attractive portfolio valuations and higher yield relative to three international benchmarks -- EAFE, for large cap developed nations; EMI-EPAC, for small cap developed nations; and IFC Investable, for emerging countries.

                                                          (continued on page 10)

                         PORTFOLIO VALUATIONS AND YIELDS

                PRICE/  PRICE/    CURRENT NEXT YEAR  PRICE/CASH
                 BOOK    SALES      P/E      P/E      EARNINGS    YIELD
                 ----    -----     ----      ----     --------    -----
EAFE              2.2     0.8      20.8      18.6        9.0       2.1%
EMI-EPAC          1.8     0.6      21.0      17.5        7.9       2.0%
IFC INVESTABLE    1.7     1.4      15.0      12.4        9.1       2.0%
FREMONT           1.0     0.3      10.7       9.0        4.3       4.2%

                                  FREMONT FUNDS


  Based on our value-oriented stock selection criteria and the expected return forecasts of our country and currency models, the United Kingdom and Canadian markets are among those with superior relative investment potential. The United Kingdom market should continue to benefit from steady economic growth, low inflation, and strong corporate earnings, all boons to smaller value-oriented companies. We believe the recent uptick in UK interest rates represents a modest adjustment rather than a change of trend in relatively relaxed monetary policy.

  We find the U.S. market relatively overvalued at present, with Canada appearing more attractive in aggregate. Even though the Canadian market is up 30% compared to the U.S. market's 23.8% gain over the last year, it remains fundamentally cheaper. The Canadian macro-economic outlook is positive, with controlled inflation, strong foreign capital in-flows, and a government committed to deficit reduction.

  With the IFC Investable Index, a widely-used benchmark for emerging market performance, up 10.4% year-to-date through October 1996, the Fund's 33% commitment to emerging market stocks has been productive while providing diversification benefits that make this asset class a valuable component of any broad international equities strategy. The emerging markets in aggregate are quite cheap relative to the U.S. and other developed country equities markets. With good year-to-date 1996 performance renewing investor confidence in the emerging markets and the U.S. market being perceived as increasingly risky at its current lofty levels, we anticipate a strong international flow of funds into the emerging markets in the year ahead.

  In the Pacific Rim, the Hong Kong market is fundamentally attractive, as is the Thailand market, which is down 30% over the last year. Among emerging markets in Latin America, Brazil remains our favorite, with an aggregate price/book value ratio among the lowest in the world. Earnings, particularly for the utilities sector, which has received a government-approved rate increase, look good. The government's privatization program is attracting additional foreign capital and providing more opportunities in the market. Mexico has delivered strong returns year-to-date, making it somewhat less attractive on a relative valuation basis despite a still favorable political and economic outlook.

  In our semi-annual report to you, we covered a lot of ground on developed and emerging market valuations and prospects. This is relevant to our investment outlook, but it is driven by our individual stock selection process. To give you a feel for our stock picking discipline, we will also briefly discuss an individual stock in the portfolio. Bearing in mind that things can change in a hurry, we add the caveat that the company we are writing about today may or may not be a timely investment by the time you read this.

  Hollandsche Beton (HBG) is a Dutch construction company involved in industrial, commercial and public works from housing and civil development projects to road and infrastructure building. The stock's price has fallen to attractive levels as some analysts are predicting that slower government spending in the United Kingdom and Germany might limit HBG's prospects. Based on its currently low price/earnings ratio and other fundamental value criteria, and in view of its strong cash position being used for a well-planned expansion into new markets, Hollandsche Beton is our brand of attractive investment opportunity.

  In closing, the short-to-intermediate performance of Fremont International Small Cap Fund will always be determined by a number of variables -- macro-economic and market trends within the countries in which we invest, the performance of small cap stocks relative to bigger cap stocks within each market, and most importantly, the effectiveness of our stock-picking discipline. Longer term, we believe international small cap value investing will produce attractive absolute and relative rates of return for equities investors. We thank you for your appreciation of our investment philosophy and our investment talents. Be assured, we continue to work diligently on your behalf.


  Sincerely,

  /S/Gary L. Bergstrom

  Dr. Gary L. Bergstrom
  Portfolio Manager
  Fremont International Small Cap Fund

                                  FREMONT FUNDS

FREMONT EMERGING MARKETS FUND
Henry L. Thornton, Portfolio Manager
Credit Lyonnais International Asset Management (HK) Limited




[PHOTO OF HENRY THORNTON]
[FUND PROFILE]


  Around the globe, countries that once relied on agriculture, natural resources or low-level manufacturing are developing sophisticated, high-growth, export-driven industrial economies. These emerging market countries offer a wealth of opportunity for experienced professional investors.

  Fremont Emerging Markets Fund employs a bottom-up stock picking approach in building a diversified portfolio of emerging market companies. The Fund focuses on the stocks of companies with rapid, sustainable earnings growth trading at reasonable market valuations. Portfolio risk is further reduced by country diversification. Fund management establishes a country allocation policy and each regional investment team conducts rigorous fundamental research, including company visits, to select individual stocks within each market. Liquidity is also carefully monitored.

  Portfolio Manager Henry Thornton (Investment Director of Sub-Advisor Credit Lyonnais International Asset Management, CLIAM) is widely recognized as an expert in emerging market investing. Headquartered in London, with offices in Hong Kong and Singapore, CLIAM's experienced team of analysts is geographically well positioned for "hands-on" emerging market research.

TO OUR SHAREHOLDERS

  From its June 24, 1996 inception, the Fremont Emerging Markets Fund declined 3.12% compared to a 6.19% loss for the Morgan Stanley Capital International Emerging Markets Free (MSCI-EMF) Index and a 4.45% loss for the IFC Investable Index over the June 30 - October 31, 1996 time period.

  At this early juncture, performance comparisons between our four-month-old mutual fund and appropriate indices are premature and largely immaterial. We have just begun planting the seeds we hope to harvest in the years ahead. We are progressing slowly, partially due to short-term caution regarding the emerging markets, (certainly justified by poor performance of emerging market

                                                          (continued on page 12)

FREMONT EMERGING MARKETS FUND INVESTMENT RETURNS



           FREMONT Emerging Markets Fund             MSCI Emerging Markets Free Index
           -----------------------------      ---------------------------------------
24-JUN-96                 $10,000                       $10,000
31-JUL-96       -4.40%     $9,560              -4.44%    $9,556
30-AUG-96        2.09%     $9,760              -6.83%    $8,903
30-SEP-96        1.64%     $9,920               2.56%    $9,131
31-OCT-96       -2.34%     $9,688              -2.67%    $8,887





* Unannualized

+ Assumes initial investment of $10,000 on inception date, June 24, 1996.
  Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the MSCI Emerging Markets Free Index.

                                 FREMONT FUNDS

                          FREMONT EMERGING MARKETS FUND
                GEOGRAPHIC DIVERSIFICATION AS OF OCTOBER 31, 1996


[MAP]

UNITED STATES............................  29.4%
PACIFIC RIM: INCLUDING
  HONG KONG, MALAYSIA,
  AND TAIWAN.............................  37.1%
EMERGING MARKETS: INCLUDING
  INDONESIA, THAILAND, THE PHILIPPINES
  TURKEY, SOUTH AFRICA, INDIA,
  RUSSIA AND CHINA.......................  33.5%

indices over the last four months), but more particularly, consistent with our risk-averse stock picking discipline.

  Before we address investment issues specific to the Fund, let's step back and review the still embryonic history of emerging market investing. In the early 1990's, the global investment community "discovered" the emerging markets. Buoyed by strong cash in-flows, the emerging markets took off, creating the speculative excess that culminated in a major peak in Asia in first quarter 1994 and in Latin America in third quarter 1994. Since then, emerging markets in aggregate have performed quite poorly relative to the robust returns from the U.S. and major European stock markets. From 1994 through third quarter 1996, the IFC Investable Index declined 18% and the MSCI-EMFI lost 12%.

  Now, back to the future. The basic investment thesis that first attracted investors to the emerging markets -- rapidly expanding economies producing superior corporate earnings growth and appealing long term investment returns -- remains quite valid. Today, you can buy this growth at very reasonable prices. At year end 1993, emerging markets price/earnings ratios approximated 30. Today, aggregate emerging market P/E's are around 20. In short, you no longer have to pay a large premium for growth. We suggest this spells opportunity and foreshadows significantly better returns for emerging market investors over the next several years.

  As you know, due to our extensive investment experience in Southeast Asia (we had our research teams in place in the mid 1980's, long before most of our competitors), the Fund is structurally biased to these emerging markets. We are building research capacity in Eastern Europe and Latin America and recently made our first investment in Russia -- Mosenergo, the electric utility in Moscow. Going forward, we expect to have the Fund portfolio 70 - 75% invested in Southeast Asia with 10 - 15% of assets in each of Eastern Europe and Latin America.

  Rather than commenting on the short-term prospects for individual emerging markets or briefly reviewing portfolio holdings, we thought it would be more constructive to discuss an individual stock that demonstrates our "growth-at-a-price" investment discipline. We want to buy well-managed companies with superior earnings potential. We do not want to

                                  FREMONT FUNDS


make the classic mistake of overpaying for them.

  Yageo, a Taiwanese manufacturer of the resistors used in cellular telephones, is our kind of investment opportunity. Yageo is one of a handful of companies in the world that makes these resistors (there are approximately 130 of these tiny items in one wireless telephone), and the only non-Japanese company in the business. The stock had been under some pressure as the Yen's decline has made their Japanese counterparts more price competitive. However, with Japanese monetary authorities signaling that the Yen has fallen far enough, Yageo should be able to once again increase its market share in this fast-growing business. Currently priced around 16 times earnings, which we believe will grow 20 - 30% annually, Yageo stock offers superior growth at a discount price.

  In this, our first letter to shareholders, we've provided a brief history of emerging market investing, discussed current emerging market valuations, and profiled a portfolio holding that demonstrates our stock picking discipline. In future letters to you, we will focus on the prospects for individual emerging markets and detail more of our portfolio holdings. In closing, we reaffirm our conviction that disciplined emerging market investing will produce attractive long-term returns for growth-oriented investors.


  Sincerely,


  /s/Henry Thornton


  Henry Thornton
  Portfolio Manager
  Fremont Emerging Markets Fund

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                    [FREMONT FUNDS LOGO]
                    FREMONT MUTUAL FUNDS INC
                    PO BOX 193663
                    SAN FRANCISCO CA 94119-9747

                                   ATTENTION!
                       FREMONT U.S. MICRO-CAP SHAREHOLDERS

              INVEST IN THE SMALLEST COMPANIES THROUGHOUT THE WORLD
                 WITH THE FREMONT INTERNATIONAL SMALL CAP FUND.*



[ ] YES! I'd like to find out how investing in international small cap stocks can help me take advantage of the higher-than-average growth potential of small companies around the world, while diversifying my investment portfolio. Please send me more information on the Fremont International Small Cap Fund, including a prospectus which contains more information about the fees and expenses of the Fund. I will read the prospectus carefully before I invest.

Name (first, middle initial, last):____________________________________________

Address:_______________________________________________________________________

Apt. # or P.O. Box:____________________________________________________________

City:______________________________ State:_____ Zip:___________________________

Daytime Phone:_________________________________________________________________

*There are risks of investing in a fund of this type which invests in newly emerging foreign companies which may be subject to competitive conditions in the industry, limited earnings history, reliance on one or a limited number of products, erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

Distributed by Funds Distributor, Inc., 50 Beale Street, Suite 100, San Francisco, CA 94105

                             CAN WE SEND INFORMATION
                          ON OUR FUNDS TO ANYONE ELSE?



We often get requests from shareholders to send information to other people they know who are looking for no-load investments from top managers. If you would like us to send a Fremont Funds brochure and prospectus to someone that you know, just complete this postage-paid card and drop it in the mail.


[ ] PLEASE SEND A FREMONT FUNDS BROCHURE AND PROSPECTUS TO:


Name (first, middle initial, last):____________________________________________

Address:_______________________________________________________________________

Apt. # or P.O. Box:____________________________________________________________

City:______________________________ State:_____ Zip:___________________________

Daytime Phone:_________________________________________________________________



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Francisco, CA 94105

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                    [FREMONT FUNDS LOGO]
                    FREMONT MUTUAL FUNDS INC
                    PO BOX 193663
                    SAN FRANCISCO CA 94119-9747

                                  FREMONT FUNDS

FREMONT U.S. MICRO-CAP FUND
Robert E. Kern, Portfolio Manager
Morgan Grenfell Capital Management, Inc.

[PHOTO OF ROBERT E. KERN]
[FUND PROFILE]


  The U.S. micro-cap stock market (stocks with market capitalizations in the bottom 5% of the equities market) is a breeding ground for entrepreneurially-managed companies with exceptional growth prospects. With minimal Wall Street research coverage and low institutional ownership, micro-cap stocks represent the least efficient sector of the domestic equities market. This inefficiency creates attractive investment opportunities for the research-driven stock pickers managing Fremont U.S. Micro-Cap Fund.

  Since the investment potential of micro-cap stocks is largely determined by the business prospects for individual companies rather than macro-economic trends, the Fund's focus is on bottom-up stock selection. Fund management analyzes financial statements, the company's competitive position, and meets with key corporate decision makers to discuss strategies for future growth. The Fund's goal is to find "winners" early in their growth cycle and, importantly, to minimize fundamental investment mistakes.

  Successful micro-cap investing also involves minimizing transaction costs. The Fund's dedicated traders work hand-in-hand with the portfolio management team on execution strategies to enhance the Fund's performance.

  Robert E. Kern (Executive Vice President of the Fund's Sub-Advisor, Morgan Grenfell Capital Management) is nationally recognized as a pioneer and leading practitioner of micro-cap research and portfolio management.

TO OUR SHAREHOLDERS

  For the six months ended October 31, 1996, Fremont U.S. Micro-Cap Fund returned 2.45% compared to the Russell 2000's -1.53%. For full fiscal year 1996, the Fund gained 41.46% versus the Index's 16.61%. Over the 24 months ending November 26, 1996, the Fund's performance ranked first in Investor's Business Daily's Growth

FREMONT U.S. MICRO-CAP FUND INVESTMENT RETURNS


             FREMONT U.S. MICRO-CAP FUND           RUSSELL 2000 INDEX
             ---------------------------
30-JUN-94                   $10,000                   $10,000
31-JUL-94          2.20%    $10,220          1.64%    $10,164
31-AUG-94          0.98%    $10,320          5.57%    $10,730
30-SEP-94          1.45%    $10,470         -0.34%    $10,694
31-OCT-94         -1.05%    $10,360         -0.40%    $10,651
30-NOV-94         -3.48%    $10,000         -4.04%    $10,221
31-DEC-94          1.50%    $10,150          2.68%    $10,494
31-JAN-95          1.97%    $10,350         -1.26%    $10,362
28-FEB-95          3.10%    $10,671          4.16%    $10,793
31-MAR-95          4.23%    $11,122          1.71%    $10,978
30-APR-95          2.43%    $11,392          2.22%    $11,222
31-MAY-95          4.57%    $11,913          1.72%    $11,415
30-JUN-95          4.88%    $12,495          5.19%    $12,007
31-JUL-95          6.82%    $13,346          5.76%    $12,699
31-AUG-95          6.31%    $14,188          2.07%    $12,961
30-SEP-95          2.54%    $14,549          1.79%    $13,193
31-OCT-95         -1.24%    $14,368         -4.48%    $12,602
30-NOV-95          4.53%    $15,020          4.21%    $13,132
31-DEC-95          4.10%    $15,635          2.64%    $13,479
31-JAN-96          3.44%    $16,174         -0.11%    $13,465
29-FEB-96          6.66%    $17,250          3.12%    $13,884
31-MAR-96          3.24%    $17,810          2.04%    $14,167
30-APR-96         11.40%    $19,839          5.35%    $14,924
31-MAY-96          8.40%    $21,506          3.94%    $15,512
30-JUN-96         -3.76%    $20,699         -4.11%    $14,875
31-JUL-96         -8.70%    $18,897         -8.73%    $13,576
30-AUG-96          6.14%    $20,057          5.81%    $14,364
30-SEP-96          4.75%    $21,009          3.91%    $14,925
31-OCT-96         -3.25%    $20,326         -1.54%    $14,695

*  Unannualized

+ Assumes initial investment of $10,000 on inception date, June 30, 1994. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Russell 2000 Index.

                                  FREMONT FUNDS

Fund category with a 114% total return.

  If I may borrow from Charles Dickens, fiscal 1996 was "A Tale of Two Halves." In the first half, smaller company stocks as a group performed well and our micro-cap portfolio did even better as evidenced by the Fund's strong returns relative to the benchmark index. Smaller company stocks got slammed in June - July, and rebounded, but did not keep pace with bigger cap stocks from August through October. Peak to trough, the Fund was down 15.7% during the summer correction, but we managed a relatively impressive comeback to finish the second half of 1996 in the black. We are as proud of this performance in a challenging market environment as we were of our superior results in the first half's more favorable investment climate.

  After market shocks such as we experienced this summer, investor confidence generally returns to the big cap sector first. This is reflected in the strong performance of the S&P 500 relative to the Russell 2000 in recent months. Today, the dust has cleared and we expect investors to once again gravitate to smaller company stocks. With the caution that rising stock prices or unexpected fundamental deterioration can rather quickly change our opinion on any given portfolio holding, we will briefly review some of our current favorites.

  Micrel has carved a niche for itself as a leading supplier of high performance analog semiconductors. Micrel's products find application in laptop computers, cellular phones and PC memory card (PCMCIA) sockets. These fast-growing markets and a focused product strategy have driven revenues from less than $20 million in 1993 to a current annualized rate of over $70 million. We are forecasting a continuation of strong growth for Micrel and revenues could accelerate as the new digital Personal Communications Services (PCS) systems are built over the next few years. Micrel's growth potential, focused business strategies, financial strength and attractive valuation support its #1 ranking among the Fund's technology holdings.

  LodgeNet is the fastest growing company in hotel room interactive media business. In hotels with LodgeNet systems, you can order movies whenever you want to watch them rather than at scheduled intervals. Your kids can also play Nintendo games. LodgeNet systems generate approximately $23 in revenues per room per month, which translates into a short two-year payback period for hotel operators. The company's modular technology also makes its systems more cost-efficient for smaller hotels, which have generally not offered interactive media services. As existing hotel contracts come up for re-bid, LodgeNet should continue to gain market share from its primary competitor, On Command (the reincarnation of Spectravision, which recently emerged from bankruptcy). With its current rapid expansion, LodgeNet is a cash flow, rather than an earnings story. We expect cash flow to grow 20 - 25% annually for the foreseeable future. Bottom-line oriented management (they don't overbid for contracts) is doing a terrific job building value that will ultimately translate into strong earnings growth.

  Daisytek is the leading U.S. wholesale distributor of computer office supplies and accessories. This is a "razorblade" company that wholesales all the consumable products that have to be replaced on a fairly regular basis. We believe that Daisytek will grow earnings at around 20% annually, with the possibility of accelerating earnings as the company expands globally (they recently opened offices in Latin America and made an acquisition in Australia to serve the Pacific Rim markets). Currently trading at 14 times our 1997 earnings estimates, Daisytek remains fundamentally appealing.

  In closing, we are very pleased with the Fund's fiscal 1996 performance. We can't promise we'll deliver 40% plus returns every year. However, we are confident that our intensive research efforts in selecting successful micro-cap companies will generate superior long-term investment returns.



  Sincerely,


  /s/Robert E. Kern

  Robert E. Kern
  Portfolio Manager
  Fremont U.S. Micro-Cap Fund

                                  FREMONT FUNDS

FREMONT GROWTH FUND
W. Kent Copa, CFA, Portfolio Manager
Fremont Investment Advisors, Inc.

[PHOTO OF W. KENT COPA]
[FUND PROFILE]

  Fremont Growth Fund invests principally in large capitalization U.S. stocks with superior earnings growth prospects. The Fund also invests selectively in mid-cap companies with favorable earnings dynamics. The goal is to consistently outperform the Standard & Poor's 500 Index (S&P 500). Extensive statistical evidence reveals a direct relationship between the performance of stocks in selected industry groups during the varying stages of the economic cycle. For example, food and drug stocks, which generally produce consistent earnings growth throughout the business cycle, tend to perform well in a sluggish economy. Auto, energy, and banking company earnings and stock prices tend to grow faster when the economy gains momentum.

  Fremont Growth Fund utilizes sophisticated quantitative models to forecast macro-economic trends and to identify those industry groups providing the best relative investment potential. The stock selection process involves identifying leading companies in each industry group with consistent earnings growth records and reasonable valuations.

  This "sector rotation" style is widely utilized by large institutional investors. Fremont Growth Fund offers this sophisticated investment discipline to mutual fund shareholders.

TO OUR SHAREHOLDERS

  For the second half of the fiscal year ended October 31, 1996, Fremont Growth Fund returned 10.81% compared to the S&P 500's 9.08%. For full fiscal year 1996, the Fund gained 22.1% versus the S&P 500's 24.1%. Despite modestly underperforming the S&P 500, our results compare quite favorably to the 18.5% average return for the Lipper Growth Fund Average.

  Fund performance benefitted from our overweighting in the technology, consumer goods, and healthcare sectors for much of second fiscal half 1996. Performance was restrained by underweighting in the financial service and energy sectors.

  At the end of September, we overweighted


 FREMONT GROWTH FUND INVESTMENT RETURNS

            FREMONT GROWTH FUND                    S&P 500
            -------------------        ---------------------
14-AUG-92                 $10,000                    $10,000
31-AUG-92      -1.01%      $9,899         -1.27%      $9,873
30-SEP-92       1.93%     $10,091          1.15%      $9,987
31-OCT-92       1.08%     $10,200          0.36%     $10,023
30-NOV-92       4.46%     $10,655          3.37%     $10,361
31-DEC-92       1.57%     $10,822          1.30%     $10,495
31-JAN-93       1.22%     $10,954          0.73%     $10,572
28-FEB-93      -1.02%     $10,843          1.36%     $10,716
31-MAR-93       1.50%     $11,005          2.15%     $10,947
30-APR-93      -3.60%     $10,609         -2.45%     $10,679
31-MAY-93       2.40%     $10,863          2.67%     $10,964
30-JUN-93       0.75%     $10,945          0.33%     $11,000
31-JUL-93      -0.09%     $10,935         -0.49%     $10,946
31-AUG-93       3.36%     $11,302          3.78%     $11,359
30-SEP-93       0.99%     $11,414         -0.74%     $11,276
31-OCT-93       0.80%     $11,506          2.05%     $11,507
30-NOV-93      -2.04%     $11,270         -0.90%     $11,404
31-DEC-93       2.18%     $11,516          1.23%     $11,544
31-JAN-94       3.40%     $11,907          3.36%     $11,932
28-FEB-94      -3.11%     $11,536         -2.71%     $11,608
31-MAR-94      -5.27%     $10,929         -4.34%     $11,104
30-APR-94       1.13%     $11,052          1.29%     $11,248
31-MAY-94       0.37%     $11,093          1.63%     $11,432
30-JUN-94      -3.35%     $10,722         -2.47%     $11,149
31-JUL-94       4.04%     $11,155          3.31%     $11,518
31-AUG-94       5.10%     $11,724          4.07%     $11,986
30-SEP-94      -2.12%     $11,476         -2.42%     $11,696
31-OCT-94       1.98%     $11,704          2.30%     $11,965
30-NOV-94      -3.15%     $11,335         -3.67%     $11,526
31-DEC-94       2.02%     $11,563          1.47%     $11,695
31-JAN-95       0.40%     $11,609          2.59%     $11,998
28-FEB-95       3.25%     $11,987          3.87%     $12,463
31-MAR-95       2.67%     $12,307          2.96%     $12,832
30-APR-95       2.14%     $12,570          2.95%     $13,210
31-MAY-95       3.28%     $12,982          3.96%     $13,733
30-JUN-95       4.93%     $13,622          2.35%     $14,056
31-JUL-95       4.45%     $14,228          3.33%     $14,524
31-AUG-95       1.37%     $14,423          0.23%     $14,558
30-SEP-95       3.89%     $14,983          4.17%     $15,164
31-OCT-95       0.08%     $14,995         -0.28%     $15,122
30-NOV-95       3.22%     $15,477          4.40%     $15,787
31-DEC-95      -0.18%     $15,449          1.85%     $16,079
31-JAN-96       2.91%     $15,898          3.44%     $16,633
29-FEB-96       1.22%     $16,092          0.96%     $16,793
31-MAR-96      -0.38%     $16,032          0.96%     $16,954
30-APR-96       3.03%     $16,517          1.47%     $17,204
31-MAY-96       3.45%     $17,087          2.58%     $17,647
30-JUN-96       0.57%     $17,184          0.38%     $17,714
31-JUL-96      -4.87%     $16,347         -4.42%     $16,932
30-AUG-96       1.78%     $16,638          2.11%     $17,289
30-SEP-96       7.29%     $17,852          5.63%     $18,262
31-OCT-96       2.53%     $18,304          2.76%     $18,766
                           71.84%         14.99%      77.14%    15.89%




*  Unannualized

+ Assumes initial investment of $10,000 on inception date, August 14, 1992. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the S&P 500 Index.

                                  FREMONT FUNDS

                               FREMONT GROWTH FUND
                  SECTOR DIVERSIFICATION AS OF OCTOBER 31, 1996

                     FINANCIAL SERVICES              (23.0%)
                     ENERGY                          (15.0%)
                     TECHNOLOGY                      (13.7%)
                     UTILITIES                       (10.5%)
                     HEALTH CARE                      (5.7%)
                     RETAIL                           (4.3%)
                     CAPITAL GOODS                    (3.2)
                     SHORT TERM SECURITIES            (2.3%)
                     OTHER                           (22.3%)


industrial cyclicals, financial service companies, and energy stocks in anticipation of accelerating earnings for the balance of 1996 through first quarter 1997. Concurrently, we reduced our commitments to technology and healthcare stocks, and eliminated our positions in consumer non-durables stocks -- all sectors in which we expect good but less inspiring earnings relative to the more economically sensitive groups we currently favor. This may seem contrary in view of an economy that is slowing after the rapid growth posted in first half 1996. However, corporate earnings generally lag GDP growth and we are looking for strong earnings comparisons for the auto, insurance, and oil companies, as well as banks over the next two quarters. We continuously re-examine those economic forces most directly influencing corporate earnings momentum and may well reverse course as this slowing economy begins to restrain cyclical earnings.

  Within the Fund's overweighted sectors, current stock selection favorites include Chrysler, Mobil, Bank of America, Allstate Insurance and MGIC Investors.

  Chrysler enjoys a clear production cost advantage over General Motors. It has already made peace with the United Auto Workers in a contract that holds wage increases to 3% per year. Most importantly, its light truck division, which includes the Dodge Ram pickups and mini-van market leaders Dodge Caravan and Plymouth Voyager, represents 70% of sales. This is the fastest growing and highest margin segment of the auto industry. The popularity of its mini-vans in particular should spare Chrysler the need to match the buyer incentives currently being offered by Ford and GM. That means better margins and earnings.

  In the energy sector, we favor Mobil, primarily because it has been the most aggressive cost-cutter in the industry and is "leaner and meaner" than the other major domestic oil companies. In the financial services sector, which we divide between banking and non-banking companies, we would highlight Bank of America, which is the most direct beneficiary of the strong recovery of the California economy; Allstate Insurance, the "good hands" people have a nice string of strong earnings comparisons and a very good risk management record; and MGIC Investors (Mortgage Guarantee Insurance Company), which underwrote $110 billion in new policies in 1995, and should continued to thrive as existing home sales and new housing starts remain strong.

  In conclusion, September's substantial shift in sector weighting has already paid off in October. We believe it will continue to reward our shareholders for the next several quarters. As always, we will be monitoring economic trends and the ever-changing business cycle to identify those sectors and individual companies with the best relative investment potential. We are pleased with our fiscal 1996 returns relative to our peers in the large cap growth stock category and will be working hard to duplicate this success in fiscal 1997.


  Sincerely,


  /s/Kent Copa


  W. Kent Copa
  Portfolio Manager
  Fremont Growth Fund

                                  FREMONT FUNDS

FREMONT BOND FUND
Bill Gross, Founder and Managing Director
Pacific Investment Management Company (PIMCO)


[PHOTO OF BILL GROSS]
[FUND PROFILE]



  Fremont Bond Fund invests in high quality corporate, mortgage backed, hedged international, and government bonds. The Fund's goal is to consistently provide attractive risk-adjusted returns relative to the broad fixed income market.

    The Fund's investment philosophy embodies three key principles. First, portfolio strategy is driven by longer term trends in interest rates. Three- to five-year economic, demographic, and political forecasts are updated annually to identify the long term interest rate trend, which determines the most appropriate maturity/duration (interest rate sensitivity) range for the portfolio. Second, consistent performance is achieved by avoiding extreme swings in portfolio maturity/duration. By operating within a moderate duration range relative to the broad fixed income market, the Fund limits downside risk during short-lived, but periodically violent interest rate fluctuations. Finally, emphasis is placed on adding value through the analysis of traditional variables such as sector, coupon, and quality.

  Portfolio Manager Bill Gross (Founder and Managing Director of PIMCO, Pacific Investment Management Company) has 25 years of professional fixed-income investment experience. In addition to serving as the sub-advisor to the Fremont Bond Fund, PIMCO manages $83 billion in fixed income investments for institutional clients.

TO OUR SHAREHOLDERS

  For the six months ended October 31, 1996, Fremont Bond Fund returned 6.96% compared to 5.29% for the Lehman Brothers Aggregate Index. For full fiscal year, the Fund returned 8.18% versus 5.83% for the Index. We are pleased to have exceeded our benchmark by 2.35% this year.

  Focusing on the second half of the fiscal year, we were fortunate to have each major portfolio strategy work in our favor. We maintained the portfolio's average duration (a measure of interest rate sensitiv-


FREMONT BOND FUND INVESTMENT RETURNS



                                          LEHMAN BROS GOV/CORP           LEHMAN BROS GOV/CORP       LEHMAN BROS AGGREGATE
                FREMONT BOND FUND            INTER. BOND                      BOND INDEX                 BOND INDEX
                -----------------            -----------                      ----------                 ----------
30-APR-93                 $10,000                    $10,000                         $10,000                   $10,000
31-MAY-93      -0.37%      $9,963         -0.22%      $9,978             -0.05%       $9,995          0.13%    $10,013
30-JUN-93       2.20%     $10,182          1.57%     $10,135              2.27%      $10,222          1.81%    $10,194
31-JUL-93       0.16%     $10,198          0.24%     $10,159              0.64%      $10,287          0.57%    $10,252
31-AUG-93       2.12%     $10,415          1.59%     $10,321              2.30%      $10,524          1.75%    $10,432
30-SEP-93       0.63%     $10,481          0.41%     $10,364              0.35%      $10,560          0.27%    $10,460
31-OCT-93       0.32%     $10,515          0.27%     $10,392              0.41%      $10,603          0.37%    $10,499
30-NOV-93      -1.41%     $10,366         -0.56%     $10,333             -1.13%      $10,483         -0.85%    $10,410
31-DEC-93       0.68%     $10,437          0.46%     $10,381              0.44%      $10,529          0.54%    $10,466
31-JAN-94       1.42%     $10,585          1.11%     $10,496              1.50%      $10,688          1.35%    $10,607
28-FEB-94      -1.86%     $10,388         -1.48%     $10,340             -2.18%      $10,455         -1.74%    $10,423
31-MAR-94      -2.32%     $10,147         -1.65%     $10,170             -2.45%      $10,199         -2.47%    $10,166
30-APR-94      -0.97%     $10,049         -0.68%     $10,101             -0.83%      $10,115         -0.80%    $10,085
31-MAY-94      -0.89%      $9,959          0.07%     $10,108             -0.18%      $10,097         -0.01%    $10,083
30-JUN-94       0.66%     $10,025          0.01%     $10,109             -0.23%      $10,073         -0.22%    $10,061
31-JUL-94       1.79%     $10,205          1.44%     $10,254              2.00%      $10,274          1.99%    $10,261
31-AUG-94       0.25%     $10,230          0.31%     $10,286              0.04%      $10,278          0.12%    $10,274
30-SEP-94      -1.21%     $10,106         -0.92%     $10,192             -1.51%      $10,123         -1.47%    $10,123
31-OCT-94      -0.55%     $10,050         -0.01%     $10,191             -0.11%      $10,111         -0.09%    $10,114
30-NOV-94      -0.30%     $10,020         -0.45%     $10,145             -0.18%      $10,093         -0.22%    $10,091
31-DEC-94      -0.02%     $10,018          0.35%     $10,180              0.66%      $10,160          0.69%    $10,161
31-JAN-95       2.23%     $10,242          1.68%     $10,351              1.92%      $10,355          1.98%    $10,362

28-FEB-95       2.74%     $10,522          2.07%     $10,566              2.32%      $10,595          2.38%    $10,609
31-MAR-95       0.94%     $10,621          0.57%     $10,626              0.67%      $10,666          0.61%    $10,674
30-APR-95       1.90%     $10,823          1.24%     $10,758              1.39%      $10,814          1.40%    $10,823
31-MAY-95       3.74%     $11,228          3.02%     $11,082              4.19%      $11,268          3.87%    $11,242
30-JUN-95       0.63%     $11,299          0.67%     $11,157              0.80%      $11,358          0.73%    $11,324
31-JUL-95      -0.32%     $11,263          0.01%     $11,158             -0.39%      $11,313         -0.22%    $11,299
31-AUG-95       1.19%     $11,397          0.91%     $11,259              1.28%      $11,458          1.21%    $11,436
30-SEP-95       1.16%     $11,530          0.72%     $11,340              1.02%      $11,575          0.97%    $11,547
31-OCT-95       1.54%     $11,707          1.11%     $11,466              1.47%      $11,745          1.30%    $11,697
30-NOV-95       2.11%     $11,954          1.31%     $11,617              1.65%      $11,939          1.50%    $11,872
31-DEC-95       1.61%     $12,146          1.05%     $11,738              1.47%      $12,114          1.40%    $12,038
31-JAN-96       1.01%     $12,269          0.86%     $11,839              0.62%      $12,190          0.66%    $12,118
29-FEB-96      -2.73%     $11,935         -1.17%     $11,701             -2.12%      $11,931         -1.74%    $11,907
31-MAR-96      -0.35%     $11,893         -0.51%     $11,641             -0.84%      $11,831         -0.70%    $11,824
30-APR-96      -0.45%     $11,840         -0.35%     $11,601             -0.69%      $11,749         -0.56%    $11,758
31-MAY-96      -0.63%     $11,765         -0.08%     $11,591             -0.17%      $11,729         -0.08%    $11,748
30-JUN-96       1.69%     $11,964          1.06%     $11,714              1.34%      $11,887          1.06%    $11,873
31-JUL-96       0.08%     $11,973          0.30%     $11,749              0.23%      $11,914          0.27%    $11,905
30-AUG-96       0.20%     $11,997          0.08%     $11,759             -0.24%      $11,885         -0.17%    $11,885
30-SEP-96       2.64%     $12,313          1.39%     $11,922              1.78%      $12,097          1.74%    $12,091
31-OCT-96       2.85%     $12,664          1.77%     $12,133              2.33%      $12,379          2.22%    $12,360



*  Unannualized

+ Assumes initial investment of $10,000 on inception date, April 30, 1993. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Lehman Bros. Aggregate Bond Index.

                                  FREMONT FUNDS

ity) above that of the index, accentuating the price gains that occurred in the market as interest rates declined across the curve by approximately 30 basis points (0.3%). With respect to sector, our overweighting in mortgage-backed securities helped to boost relative performance as we captured the higher yields associated with this group. In addition, by focusing our corporate exposure in lower rated (BBB and BB) issues, we captured the continued strong performance of this portion of the corporate market. Finally, our modest allocation to foreign bonds (both hedged foreign and dollar denominated Latin American issues) was a strong positive as the non-U.S. markets significantly outperformed all domestic market sectors.

  Looking ahead, our long-term view on interest rates remains bullish for bonds. There are a handful of prominent economic themes that serve as the basis for this market outlook. First, the competitive forces unleashed by the globalization of trade and production lead the way to lower-cost goods and limit pricing power. Next, the integration of world capital markets empowers investors to demand from governments sound, market-friendly fiscal and monetary policies. And finally, we expect the aging populations across the developing world to shift into a savings-oriented phase of their life as retirement approaches. We expect these long-term, disinflationary forces to broadly pull interest rates lower and anticipate a 5 - 7% range for the yield on the 30-year Treasury bond over the next 3 - 5 years. As a result of our favorable outlook for interest rates, we will continue to target the Fund's average duration moderately higher than that of the broad market.

  With respect to sector, we continue to like mortgage-backed securities, particularly lower coupon fixed rate issues and adjustable rate mortgages. In the corporate sector, lower rated issues (BBB and BB) are still attractive because their higher yields offer downside protection in the event that corporate bonds weaken relative to other U.S. market sectors. Finally, some opportunities remain in the foreign sector, particularly in dollar bloc countries (Canada, Australia, New Zealand) and Latin America.

  In closing, we thank you for your ongoing investment in Fremont Bond Fund and we will continue to work diligently to grow the assets you have entrusted with us.


  Sincerely,


  /s/William H. Gross


  Bill Gross
  Portfolio Manager
  Fremont Bond Fund


                  PORTFOLIO CREDIT QUALITY OF FREMONT BOND FUND
                             AS OF OCTOBER 31, 1996


                               AAA           (80%)
                               AA             (3%)
                               BBB           (10%)
                               BB             (7%)

                                  FREMONT FUNDS

FREMONT MONEY MARKET FUND
Norman Gee, Portfolio Manager
Fremont Investment Advisors, Inc.


[PHOTO OF NORMAN GEE]
[FUND PROFILE]




  Fremont Money Market Fund invests primarily in high-quality short-term debt securities (commercial paper) issued by U.S. corporations and U.S. subsidiaries of foreign corporations. The Fund will also take small positions in other investment-grade short-term debt instruments such as Yankee CDs (dollar denominated certificates of deposit in foreign banks).

  Portfolio Manager Norman Gee strives to add value through price-sensitive trading and by identifying undervalued high quality money market securities. He will also make conservative adjustments to the portfolio's average maturity relative to the market in attempting to enhance total portfolio yield.

TO OUR SHAREHOLDERS

  For the six-month period ended October 31, 1996, Fremont Money Market Fund returned 2.6% compared to the IBC Money Market First Tier Taxable Average's 2.0%. For the full fiscal year, the Fund returned 5.34% versus the Index's 4.86%. We are pleased to have once again finished in the top ten percent of comparable money market funds in the IBC money market universe.

  The Fund's slightly longer average maturity (65 days compared to 52 days for the index of top-tier taxable money market funds) provided a total return advantage in what has been a flat short-term interest rate environment over the last two quarters. Our price-sensitive trading practice of tirelessly pursuing the highest yields and our opportunistic securities selection also contributed to superior returns. Looking ahead over the next several quarters, we expect short-term interest rates to remain relatively stable. Consequently, we will continue to maintain a slightly longer-than-average maturity. This may well change, however, in second half 1997. Currently, Wall Street is focusing on the benign "core" inflation rate (inflation excluding food and energy prices). But, commodity pricing and wage pressure is build-


FREMONT MONEY MARKET FUND INVESTMENT RETURNS



              FREMONT MONEY MARKET FUND      90 DAY US T-BILLS        DONOGHUE FIRST TIER TAXABLE PRIME AVG.
              -------------------------      -----------------        --------------------------------------
18-NOV-88                   $10,000                      $10,000                           $10,000
30-NOV-88       0.27%       $10,027          0.26%       $10,026              0.25%        $10,025
31-DEC-88       0.68%       $10,096          0.67%       $10,093              0.65%        $10,090
31-JAN-89       0.74%       $10,170          0.69%       $10,163              0.68%        $10,159
28-FEB-89       0.65%       $10,237          0.72%       $10,236              0.68%        $10,228
31-MAR-89       0.77%       $10,315          0.73%       $10,311              0.71%        $10,300
30-APR-89       0.72%       $10,389          0.70%       $10,383              0.74%        $10,377
31-MAY-89       0.83%       $10,475          0.71%       $10,457              0.73%        $10,452
30-JUN-89       0.74%       $10,552          0.66%       $10,526              0.72%        $10,528
31-JUL-89       0.73%       $10,630          0.63%       $10,592              0.69%        $10,600
31-AUG-89       0.71%       $10,705          0.65%       $10,661              0.66%        $10,670
30-SEP-89       0.65%       $10,775          0.66%       $10,731              0.66%        $10,741
31-OCT-89       0.72%       $10,852          0.76%       $10,813              0.66%        $10,812
30-NOV-89       0.66%       $10,924          0.69%       $10,887              0.64%        $10,881
31-DEC-89       0.63%       $10,993          0.62%       $10,955              0.63%        $10,949
31-JAN-90       0.67%       $11,067          0.66%       $11,027              0.62%        $11,017
28-FEB-90       0.59%       $11,132          0.60%       $11,093              0.61%        $11,084
31-MAR-90       0.63%       $11,202          0.67%       $11,168              0.61%        $11,152
30-APR-90       0.66%       $11,276          0.65%       $11,240              0.62%        $11,221
31-MAY-90       0.66%       $11,350          0.68%       $11,317              0.62%        $11,291
30-JUN-90       0.62%       $11,420          0.65%       $11,390              0.61%        $11,360
31-JUL-90       0.68%       $11,498          0.66%       $11,465              0.61%        $11,429
31-AUG-90       0.65%       $11,573          0.65%       $11,540              0.60%        $11,498
30-SEP-90       0.58%       $11,640          0.61%       $11,610              0.60%        $11,567
31-OCT-90       0.68%       $11,719          0.62%       $11,682              0.60%        $11,636
30-NOV-90       0.62%       $11,792          0.59%       $11,751              0.59%        $11,704
31-DEC-90       0.64%       $11,867          0.59%       $11,821              0.59%        $11,773
31-JAN-91       0.62%       $11,941          0.57%       $11,888              0.56%        $11,839
28-FEB-91       0.53%       $12,005          0.49%       $11,946              0.52%        $11,901
31-MAR-91       0.50%       $12,065          0.52%       $12,008              0.49%        $11,959
30-APR-91       0.57%       $12,134          0.48%       $12,066              0.47%        $12,015
31-MAY-91       0.50%       $12,195          0.48%       $12,124              0.44%        $12,068
30-JUN-91       0.44%       $12,249          0.46%       $12,180              0.44%        $12,121
31-JUL-91       0.52%       $12,312          0.48%       $12,238              0.44%        $12,174
31-AUG-91       0.46%       $12,369          0.47%       $12,296              0.43%        $12,227
30-SEP-91       0.47%       $12,427          0.44%       $12,350              0.42%        $12,278
31-OCT-91       0.44%       $12,482          0.44%       $12,404              0.41%        $12,328
30-NOV-91       0.39%       $12,531          0.40%       $12,454              0.39%        $12,375
31-DEC-91       0.42%       $12,584          0.37%       $12,500              0.38%        $12,422
31-JAN-92       0.37%       $12,630          0.35%       $12,543              0.34%        $12,464
29-FEB-92       0.30%       $12,668          0.31%       $12,582              0.31%        $12,502
31-MAR-92       0.31%       $12,708          0.34%       $12,625              0.30%        $12,540
30-APR-92       0.29%       $12,744          0.32%       $12,666              0.29%        $12,576
31-MAY-92       0.27%       $12,779          0.33%       $12,707              0.28%        $12,612
30-JUN-92       0.30%       $12,817          0.30%       $12,745              0.28%        $12,647
31-JUL-92       0.27%       $12,852          0.30%       $12,784              0.26%        $12,680
31-AUG-92       0.26%       $12,885          0.28%       $12,819              0.25%        $12,711
30-SEP-92       0.24%       $12,917          0.25%       $12,852              0.24%        $12,741
31-OCT-92       0.24%       $12,947          0.25%       $12,884              0.22%        $12,769
30-NOV-92       0.24%       $12,978          0.25%       $12,916              0.22%        $12,798
31-DEC-92       0.23%       $13,008          0.27%       $12,951              0.23%        $12,828
31-JAN-93       0.21%       $13,036          0.27%       $12,986              0.23%        $12,857
28-FEB-93       0.20%       $13,062          0.23%       $13,016              0.22%        $12,885
31-MAR-93       0.24%       $13,093          0.25%       $13,048              0.21%        $12,912
30-APR-93       0.22%       $13,122          0.24%       $13,080              0.21%        $12,939
31-MAY-93       0.20%       $13,148          0.25%       $13,113              0.21%        $12,967
30-JUN-93       0.23%       $13,178          0.25%       $13,147              0.21%        $12,994
31-JUL-93       0.22%       $13,208          0.26%       $13,181              0.21%        $13,021
31-AUG-93       0.21%       $13,235          0.26%       $13,215              0.21%        $13,049
30-SEP-93       0.21%       $13,263          0.25%       $13,248              0.21%        $13,076
31-OCT-93       0.22%       $13,291          0.26%       $13,282              0.21%        $13,104
30-NOV-93       0.21%       $13,320          0.25%       $13,315              0.21%        $13,132
31-DEC-93       0.24%       $13,351          0.26%       $13,351              0.22%        $13,161
31-JAN-94       0.21%       $13,379          0.26%       $13,385              0.22%        $13,189
28-FEB-94       0.20%       $13,406          0.24%       $13,418              0.22%        $13,218
31-MAR-94       0.23%       $13,437          0.28%       $13,455              0.23%        $13,248
30-APR-94       0.25%       $13,470          0.30%       $13,496              0.25%        $13,281
31-MAY-94       0.31%       $13,512          0.33%       $13,540              0.27%        $13,317
30-JUN-94       0.32%       $13,556          0.34%       $13,586              0.29%        $13,356
31-JUL-94       0.35%       $13,603          0.36%       $13,636              0.31%        $13,397
31-AUG-94       0.36%       $13,651          0.37%       $13,687              0.32%        $13,439
30-SEP-94       0.36%       $13,701          0.37%       $13,737              0.34%        $13,485
31-OCT-94       0.40%       $13,755          0.41%       $13,794              0.35%        $13,532
30-NOV-94       0.41%       $13,812          0.42%       $13,852              0.37%        $13,582
31-DEC-94       0.50%       $13,880          0.46%       $13,915              0.40%        $13,636
31-JAN-95       0.45%       $13,943          0.46%       $13,979              0.42%        $13,694
28-FEB-95       0.45%       $14,006          0.44%       $14,041              0.44%        $13,754
31-MAR-95       0.54%       $14,081          0.49%       $14,110              0.45%        $13,816
30-APR-95       0.46%       $14,145          0.48%       $14,177              0.45%        $13,877
31-MAY-95       0.50%       $14,216          0.49%       $14,247              0.44%        $13,939
30-JUN-95       0.51%       $14,289          0.47%       $14,314              0.44%        $14,000
31-JUL-95       0.46%       $14,355          0.49%       $14,384              0.43%        $14,060
31-AUG-95       0.48%       $14,423          0.47%       $14,452              0.43%        $14,120
30-SEP-95       0.47%       $14,492          0.45%       $14,517              0.42%        $14,180
31-OCT-95       0.46%       $14,558          0.46%       $14,583              0.42%        $14,239
30-NOV-95       0.45%       $14,624          0.47%       $14,652              0.42%        $14,299
31-DEC-95       0.48%       $14,695          0.55%       $14,732              0.42%        $14,359
31-JAN-96       0.45%       $14,760          0.46%       $14,800              0.41%        $14,418
29-FEB-96       0.41%       $14,821          0.40%       $14,859              0.39%        $14,474
31-MAR-96       0.43%       $14,885          0.37%       $14,913              0.38%        $14,529
30-APR-96       0.42%       $14,947          0.43%       $14,977              0.38%        $14,584
31-MAY-96       0.46%       $15,015          0.44%       $15,043              0.38%        $14,640
30-JUN-96       0.39%       $15,073          0.41%       $15,105              0.38%        $14,695
31-JUL-96       0.43%       $15,139          0.45%       $15,173              0.39%        $14,752
30-AUG-96       0.46%       $15,209          0.45%       $15,242              0.39%        $14,809
30-SEP-96       0.40%       $15,269          0.47%       $15,313              0.39%        $14,867
31-OCT-96       0.44%       $15,336          0.42%       $15,378              0.39%        $14,925
                                        Tbills            51.05% # donoghue                  46.95%      5.19%

*  Unannualized

+ Assumes initial investment of $10,000 on inception date, November 18, 1988. Performance data illustrated is historical. Past performance is not predictive of future performance. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the U.S. 91-Day T-Bill Index. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund seeks to maintain a stable $1.00 share price although there is no assurance that it will be able to do so.

                                  FREMONT FUNDS


ing. We all have to put gas in the car, buy groceries and pay the heating bill. We know it's getting more expensive. We all deserve a little bit of a pay raise in the midst of this vibrant economy. With unemployment at historically low levels, some of us will get one. Of course, our employers will do their best to pass higher wage costs along to consumers. The bottom line is that at some point in 1997, the Federal Reserve is likely to respond to an increase in the Consumer Price Index by raising short-term rates by 25 - 50 basis points from today's 5.25%. Anticipating this modest uptick in short term rates, we will very probably be shortening the portfolio's average maturity so that we can more quickly average into higher yielding securities.

  We will also continue to seek out undervalued securities. For example, every Monday, Jostens Corporation (a dominant market share company in the school ring and yearbook businesses) issues seven-day investment grade commercial paper. Because the company wants to sell its paper within a short four-hour window at the beginning of each week, it is generally priced to yield 3 - 5 basis points above most other comparable maturity and credit quality issues. As long as Jostens remains financially healthy and we can earn an extra 3 - 5 basis points weekly, we will continue to be one of their best customers.

  In closing, we thank you for your ongoing support. We remain dedicated to delivering superior money market returns.


  Sincerely,


  /s/Norman Gee


  Norman Gee
  Portfolio Manager
  Fremont Money Market Fund

                                  FREMONT FUNDS


FREMONT CALIFORNIA INTERMEDIATE
TAX-FREE FUND

William M. Feeney, Portfolio Manager
Fremont Investment Advisors, Inc.


[PHOTO OF WILLIAM M. FEENEY]
[FUND PROFILE]


  Fremont California Intermediate Tax-Free Fund invests in California municipal bonds. Essential service bonds (water, sewer, electric, gas, etc.) and general obligation bonds (secured by the full faith and credit of the government issuer) are emphasized in this conservatively managed portfolio. Income from the Fund is free from both federal and state taxes for California residents.

  The direction of interest rates impacts the total return potential of bonds. When interest rates decline, longer maturities and higher durations (a measure of interest rate sensitivity) are advantageous. When interest rates rise, the reverse is true. Through the analysis of macro-economic, political, and market factors, Fund management strives to identify the dominant interest rate trend. The Fund's strategy is simply to position the portfolio's maturity/duration to take advantage of the dominant interest rate trend rather than trading on largely unpredictable temporary interest rate fluctuations.

  The Fund invests almost exclusively in the highest investment grade credits and will not invest in any bond below a BBB rating. Fund management also strives to identify "special situation" opportunities created by incomplete credit analysis, investor misperception, and market conditions.

TO OUR SHAREHOLDERS

  For the six-month period ended October 31, 1996, Fremont California Intermediate Tax-Free Fund returned 3.42% compared to the Lehman Brothers Municipal 5-Year State General Obligation (GO) Index's 3.03%. For the full fiscal year, the Fund returned 4.63% versus the Index's 4.63%. We are pleased to report the Fund has maintained its Morningstar five year 5-star ranking.

  In the first fiscal half, the Fund portfolio's longer than average maturity (around 7 years) worked against us as stronger-than-expected economic growth reawakened long dormant inflationary fears and drove interest rates higher. In the second half,


FREMONT CALIFORNIA INTERMEDIATE TAX-FREE FUND INVESTMENT RETURNS


            FREMONT CA INTER TAX-FREE FUND   LEHMAN MUNI 5 YR STATE G.O. INDEX
            ------------------------------   ---------------------------------
16-NOV-90                  $10,000                          $10,000
30-NOV-90       0.64%      $10,064               0.67%      $10,067                  0.95%
31-DEC-90       0.40%      $10,105               0.35%      $10,102
31-JAN-91       1.67%      $10,273               1.46%      $10,250
28-FEB-91       0.88%      $10,364               0.88%      $10,340
31-MAR-91       0.06%      $10,370              -0.26%      $10,313
30-APR-91       0.93%      $10,467               1.39%      $10,456
31-MAY-91       0.60%      $10,530               0.49%      $10,508
30-JUN-91      -0.33%      $10,496              -0.14%      $10,493
31-JUL-91       1.02%      $10,603               1.00%      $10,598
31-AUG-91       1.26%      $10,737               1.26%      $10,731
30-SEP-91       1.34%      $10,881               1.20%      $10,860
31-OCT-91       0.50%      $10,936               0.78%      $10,945
30-NOV-91       0.16%      $10,953               0.31%      $10,979
31-DEC-91       2.14%      $11,187               2.25%      $11,226
31-JAN-92       0.27%      $11,218               0.18%      $11,246
29-FEB-92       0.04%      $11,222               0.06%      $11,253
31-MAR-92      -0.30%      $11,188              -0.37%      $11,211
30-APR-92       0.73%      $11,270               0.85%      $11,306
31-MAY-92       0.91%      $11,373               0.94%      $11,413
30-JUN-92       1.43%      $11,535               1.40%      $11,572
31-JUL-92       2.91%      $11,871               2.62%      $11,876
31-AUG-92      -1.04%      $11,747              -0.75%      $11,787
30-SEP-92       0.71%      $11,831               0.64%      $11,862
31-OCT-92      -0.75%      $11,741              -0.34%      $11,821
30-NOV-92       1.40%      $11,906               1.19%      $11,962
31-DEC-92       0.82%      $12,004               0.73%      $12,049
31-JAN-93       1.26%      $12,155               1.09%      $12,180
28-FEB-93       2.99%      $12,518               2.58%      $12,495
31-MAR-93      -1.55%      $12,325              -1.10%      $12,357
30-APR-93       0.89%      $12,434               0.60%      $12,432
31-MAY-93       0.21%      $12,460               0.35%      $12,475
30-JUN-93       1.66%      $12,666               1.33%      $12,641
31-JUL-93      -0.30%      $12,629               0.01%      $12,642
31-AUG-93       2.06%      $12,889               1.38%      $12,817
30-SEP-93       1.40%      $13,069               0.76%      $12,915
31-OCT-93       0.06%      $13,076               0.12%      $12,930
30-NOV-93      -0.86%      $12,964              -0.24%      $12,899
31-DEC-93       1.81%      $13,198               1.39%      $13,078
31-JAN-94       1.18%      $13,354               0.95%      $13,202
28-FEB-94      -2.60%      $13,007              -1.97%      $12,943
31-MAR-94      -2.63%      $12,664              -2.24%      $12,653
30-APR-94       0.41%      $12,717               1.00%      $12,779
31-MAY-94       0.62%      $12,795               0.58%      $12,854
30-JUN-94      -0.63%      $12,714              -0.26%      $12,820
31-JUL-94       1.58%      $12,915               1.04%      $12,954
31-AUG-94       0.23%      $12,945               0.48%      $13,016
30-SEP-94      -1.39%      $12,765              -0.74%      $12,920
31-OCT-94      -1.60%      $12,561              -0.56%      $12,847
30-NOV-94      -1.65%      $12,354              -0.76%      $12,750
31-DEC-94       1.60%      $12,552               0.91%      $12,866
31-JAN-95       2.22%      $12,830               1.05%      $13,001
28-FEB-95       2.94%      $13,208               1.49%      $13,195
31-MAR-95       1.12%      $13,356               0.97%      $13,323
30-APR-95       0.20%      $13,382               0.25%      $13,356
31-MAY-95       2.71%      $13,745               2.17%      $13,646
30-JUN-95      -0.68%      $13,652               0.14%      $13,665
31-JUL-95       0.87%      $13,771               1.40%      $13,856
31-AUG-95       1.08%      $13,920               0.88%      $13,979
30-SEP-95       0.42%      $13,978               0.32%      $14,023
31-OCT-95       1.34%      $14,165               0.41%      $14,081
30-NOV-95       1.05%      $14,313               0.88%      $14,204
31-DEC-95       0.75%      $14,421               0.57%      $14,285
31-JAN-96       1.13%      $14,583               1.25%      $14,464
29-FEB-96      -0.44%      $14,519              -0.36%      $14,412
31-MAR-96      -1.33%      $14,326              -0.60%      $14,326
30-APR-96       0.03%      $14,330              -0.19%      $14,299
31-MAY-96      -0.12%      $14,313              -0.13%      $14,280
30-JUN-96       0.57%      $14,394               0.60%      $14,366
31-JUL-96       1.26%      $14,575               0.73%      $14,470
30-AUG-96      -0.13%      $14,557               0.13%      $14,489
30-SEP-96       0.74%      $14,665               0.69%      $14,589
31-OCT-96       1.06%      $14,820               0.98%      $14,732
                                                              43.66%       6.66%

*  Unannualized

+ Assumes initial investment of $10,000 on inception date, November 16, 1990. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Lehman Bros. 5-Year State G.O. Index.

                                  FREMONT FUNDS


                 PORTFOLIO CREDIT QUALITY OF FREMONT CALIFORNIA
                INTERMEDIATE TAX-FREE FUND AS OF OCTOBER 31, 1996


                              A             (21.5%)
                              AA            (26.9%)
                              AAA           (51.6%)


when no evidence of inflation materialized, interest rates came back down, making our longer maturity posture a blessing as is demonstrated in second half results. Going forward, with economic growth and inflation expectations moderating, we see intermediate-term interest rates continuing to trend lower, and consequently, have extended the portfolio's average maturity to 8 years. If our interest rate forecast proves accurate, this longer maturity will enhance the Fund's returns.

  Looking ahead, there is some good news and potentially bad news in the California municipal bond market. The California economy is gaining momentum. Unemployment is down from a peak of around 11% to 7.4%. Existing home sales are up 24% and housing starts are up 23.5% from year-ago levels. We have gone from years of big state government budget deficits to a comfortable surplus. California State general obligation bonds were recently upgraded from A to A+. There may be further upgrades on the horizon.

  The potentially bad news is that Medicare and welfare reform will increase the financial burden on county and local governments. In addition, the recent passage of Proposition 218 subjects certain revenue raising issues to public referendum. This may restrict the ability of county and local governments to raise additional funds. We are taking a hard look at the impact this may have on county and municipal general obligation bonds. We anticipate reducing the Fund portfolio's position in these issues until the dust clears, at which point some attractive value-oriented opportunities may be available.

  Currently some appetizing values are evolving in the utility bond sector. We believe the rating agencies are over-reacting to the recent deregulation of the water and electric utilities industries. Under new regulation, privately held utilities will be allowed to compete for public utilities customers. But, being allowed to compete and doing so effectively are horses of two very different colors. For example, private electric utilities are to be given access to their public counterparts' grids (electric delivery systems). But, they are going to have to pay for it and in the end, may have little or no pricing advantage. We doubt anyone is likely to move a major power plant from one locale to another for modestly lower electric or water costs. Yet Los Angeles Department of Water and Power Bonds and Pasadena Electric Bonds were recently downgraded from AA to A+, creating higher yields we can take advantage of.

  In conclusion, we strive to add value both by adjusting the Fund's average maturity/duration to take advantage of dominant interest rate trends and by searching for opportunistically-priced securities in the California municipal bond universe. We are confident of continued success on both fronts and remain committed to providing you with superior risk-adjusted returns.


  Sincerely,


  /s/William M. Feeney


  William M. Feeney
  Portfolio Manager
  Fremont California Intermediate Tax-Free Fund

                                  FREMONT FUNDS



                        REPORT OF INDEPENDENT ACCOUNTANTS


    TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FREMONT MUTUAL FUNDS, INC.:

  We have audited the accompanying statements of assets and liabilities of each of the nine funds comprising Fremont Mutual Funds, Inc. (the Funds), including each Fund's statement of investments in securities and net assets as of October 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the nine funds comprising Fremont Mutual Funds, Inc. as of October 31, 1996, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods presented in conformity with generally accepted accounting principles.


                                    Coopers & Lybrand L.L.P.


San Francisco, California
December 6, 1996

                               FREMONT GLOBAL FUND
                                October 31, 1996

-------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
IN SECURITIES AND NET ASSETS

                                                     Country     Value
    Shares Security Description                        Code     (Note 1)
-------------------------------------------------------------------------
STOCKS - 51.6%
BUSINESS EQUIPMENT & SERVICES - 1.3%

     2,800 Sodexho SA                                   FR    $ 1,350,945
   143,000 Kyowa Exeo Corp.                             JP      1,367,881
   100,000 Compass Group PLC                            UK        992,744
    24,500 First Data Corp.                             US      1,953,875
    59,300 WMX Technologies, Inc.                       US      2,038,437
                                                              -----------
                                                                7,703,882
                                                              -----------
CAPITAL GOODS - 2.4%

 1,521,000 PT Dynaplast (Foreign Registered)            ID      1,616,140
     8,400 Kyocera Corp., ADR                           JP      1,103,550
   206,000 Mitsubishi Heavy Industries                  JP      1,581,834
    60,000 Cemex SA (Class B), ADR                      MX        433,248
        20 Zardoya-Otis                                 SP          2,037
    80,000 Autoliv AB                                   SW      3,391,556
    20,300 Caterpillar, Inc.                            US      1,393,088
    23,700 Emerson Electric Co.                         US      2,109,300
    34,500 PACCAR, Inc.                                 US      1,923,375
                                                              -----------
                                                               13,554,128
                                                              -----------
CONSUMER DURABLES - 2.6%

 *  33,600 Daimler-Benz AG                              GM      1,973,149
    31,000 Fukoku Co. Ltd.                              JP        372,707
    33,000 Murata Manufacturing Co. Ltd.                JP      1,059,939
    33,000 Sony Corp., ADR                              JP      1,992,375
   112,000 Suzuki Motor Co. Ltd.                        JP      1,140,149
    53,500 Chrysler Corp.                               US      1,798,937
    25,100 Eaton Corp.                                  US      1,499,725
    70,800 Ford Motor Co.                               US      2,212,500
    48,400 General Motors Corp.                         US      2,607,550
                                                              -----------
                                                               14,657,031
                                                              -----------
CONSUMER NON-DURABLES - 2.3%

    15,760 LVMH                                         FR      3,603,464
       440 LVMH, ADR                                    FR         20,185
 3,456,000 Pacific Andes International Holdings Ltd.    HK        545,287
*  288,000 Pacific Andes International Holdings Ltd.
           (Warrants 08/31/98)                          HK         16,202
 1,000,000 PT Mayora Indah                              ID        407,848
   460,295 San Miguel Corp. (Class B)                   PH      1,663,928
 2,000,000 Universal Robina Corp.                       PH        913,242
    76,000 Cerebos Pacific Ltd.                         SG        588,143
   108,000 Fraser & Neave Ltd.                          SG      1,073,482
*  180,000 Pacific Andes Holdings Ltd.                  SG         90,000
   100,000 Srithai Superware Co. Ltd.
           (Foreign Registered)                         TH        497,785
*  162,955 President Enterprises, GDR                   TW      2,525,806
   170,000 Associated British Foods PLC                 UK      1,167,533
                                                              -----------
                                                               13,112,905
                                                              -----------
CONSUMER SERVICES - 2.3%

    22,000 News Corp. Ltd., ADR                         AU        497,750
   190,820 Village Roadshow Ltd. (Preferred)            AU        551,379
     3,300 H.I.S. Co. Ltd.                              JP        174,919
    35,000 Secom Co.                                    JP      2,082,492
    20,000 Sega Enterprises Ltd.                        JP        807,372
    10,000 Sega Enterprises Ltd., ADR                   JP        101,107
   265,000 Genting Berhad                               MY      1,981,994

CONSUMER SERVICES (CONTINUED)

    70,600 Elsevier NV                                  NL    $ 1,171,164
     7,902 Wolters Kluwer NV                            NL      1,013,810
     9,953 Wolters Kluwer NV, ADR                       NL      1,280,001
   280,000 Helicopter Line Ltd. (The)                   NZ        593,670
   180,000 Rentokil Group PLC                           UK      1,208,382
    28,000 Disney (Walt) Co.                            US      1,844,500
                                                              -----------
                                                               13,308,540
                                                              -----------
ENERGY - 5.0%

*       15 Petrofina SA (Warrants 06/03/97)             BE             71
    33,800 Amoco Corp.                                  US      2,560,350
    14,900 Atlantic Richfield Co.                       US      1,974,250
    48,900 Chevron Corp.                                US      3,215,175
    61,500 Dresser Industries, Inc.                     US      2,021,812
    58,200 Exxon Corp.                                  US      5,157,975
    31,400 Kerr-McGee Corp.                             US      1,970,350
    30,300 Mobil Corp.                                  US      3,537,525
    66,100 Occidental Petroleum Corp.                   US      1,619,450
    37,700 Phillips Petroleum Co.                       US      1,545,700
    33,200 Texaco, Inc.                                 US      3,373,950
    68,200 USX-Marathon Group                           US      1,491,875
                                                              -----------
                                                               28,468,483
                                                              -----------
FINANCIAL SERVICES - 11.8%

    62,859 Lend Lease Corp. Ltd.                        AU      1,064,416
   200,000 Westpac Banking Corp. Ltd.                   AU      1,139,976
     5,000 Union Financiere de France Banque SA         FR        615,060
   770,000 Citic Pacific Ltd.                           HK      3,744,293
 1,398,000 JCG Holdings Ltd.                            HK      1,301,760
 1,452,750 PT Lippo Bank (Foreign Registered)           ID      2,104,938
   150,000 Instituto Mobiliare Italiano SPA             IT      1,186,515
   150,000 Arab Malaysian Finance Berhad
           (Foreign Registered)                         MY        807,281
   200,000 Commerce Asset Holding Berhad                MY      1,305,896
    33,912 Aegon NV, ADR                                NL      1,746,482
   105,416 Oversea-Chinese Banking Corp. Ltd.
           (Foreign Registered)                         SG      1,204,968
   129,899 United Overseas Bank Ltd.
           (Foreign Registered)                         SG      1,263,485
*    6,300 Housing & Commercial Bank, Korea             SK        121,234
       130 Samsung Fire & Marine Insurance              SK         60,575
   170,900 Bangkok Bank Ltd. (Foreign Registered)       TH      1,822,004
   600,000 Krung Thai Bank Public Co. Ltd.
           (Foreign Registered)                         TH      1,622,702
   120,000 Siam Commercial Bank
           (Foreign Registered)                         TH      1,091,208
   294,280 Thai Farmers Bank Co. Ltd.
           (Foreign Registered)                         TH      2,249,230
*   24,285 Thai Farmers Bank Public Co. Ltd.
           (Warrants 09/30/99)                          TH         23,797
    73,789 HSBC Holdings PLC (Hong Kong Shares)         UK      1,503,016
    55,600 Ahmanson (H.F.) & Co.                        US      1,744,450
    42,800 Allstate Corp.                               US      2,402,150
    33,000 American Express Co.                         US      1,551,000
    41,000 Banc One Corp.                               US      1,737,375
    26,200 BankAmerica Corp.                            US      2,397,300
    18,800 Bankers Trust New York Corp.                 US      1,588,600
    27,500 Chase Manhattan Corp.                        US      2,358,125

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                               FREMONT GLOBAL FUND
                                October 31, 1996

                                                     Country     Value
    Shares Security Description                        Code     (Note 1)
-------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)

    11,900 Cigna Corp.                                  US    $ 1,552,950
    31,400 Citicorp                                     US      3,108,600
    33,700 Dean Witter, Discover & Co.                  US      1,984,088
    18,200 Federal Home Loan Mortgage Corp.             US      1,838,200
    59,900 Federal National Mortgage Association        US      2,343,588
    40,700 First Chicago NBD Corp.                      US      2,075,700
    40,000 First Hawaiian, Inc.                         US      1,240,000
    21,200 First Union Corp.                            US      1,542,300
    29,200 Fleet Financial Group, Inc.                  US      1,456,350
    20,700 Nationsbank Corp.                            US      1,950,975
    37,800 Norwest Corp.                                US      1,658,475
    31,200 Republic New York Corp.                      US      2,379,000
    39,300 Travelers, Inc.                              US      2,132,025
    72,500 USLIFE Corp.                                 US      2,265,625
                                                              -----------
                                                               67,285,712
                                                              -----------
HEALTH CARE - 2.2%

    37,490 Gehe AG                                      GM      2,520,336
   800,500 PT Dankos Laboratories
           (Foreign Registered)                         ID        670,148
    22,000 Towa Pharmaceutical Co. Ltd.                 JP        361,036
     8,000 Astra AB "A" Free                            SW        367,115
    29,600 Aetna, Inc.                                  US      1,979,500
    44,900 Baxter International, Inc.                   US      1,868,963
    51,900 Columbia HCA Healthcare Corp.                US      1,855,425
    21,600 Medtronic, Inc.                              US      1,390,500
    27,000 Warner-Lambert Co.                           US      1,717,875
                                                              -----------
                                                               12,730,898
                                                              -----------
MISCELLANEOUS - 0.2%

   100,900 Taiwan Index Fund Ltd.                       TW      1,198,692
                                                              -----------
                                                                1,198,692
                                                              -----------
MULTI-INDUSTRY - 2.6%

     2,400 Viag AG                                      GM        885,813
*      685 Viag AG (New)                                GM        248,988
   560,000 Hutchison Whampoa                            HK      3,910,867
 1,240,000 Renong Berhad                                MY      1,952,988
*  248,000 Renong Berhad
           (Convertible Loan Stock 05/21/01)            MY         90,780
*  155,000 Renong Berhad (Warrants Exp. 11/21/00)       MY         63,178
   963,000 Comfort Group Ltd.                           SG        854,633
   110,000 Cycle & Carriage Ltd.                        SG      1,155,840
    29,800 Allied-Signal, Inc.                          US      1,951,900
    29,600 Minnesota Mining & Manufacturing Co.         US      2,268,100
    19,500 TRW, Inc.                                    US      1,764,750
                                                              -----------
                                                               15,147,837
                                                              -----------
RAW MATERIALS - 1.6%

    37,800 Broken Hill Proprietary Co. Ltd., ADR        AU      1,015,875
   776,000 Asiatic Development Berhad                   MY        694,009
    24,567 Hansol Paper Ltd., GDR                       SK        362,363
    11,875 Hansol Paper Ltd., GDR                       SK        175,156
    27,200 Dow Chemical Co.                             US      2,114,800
    19,000 Du Pont (E.I.) de Nemours & Co.              US      1,762,250
    80,900 Engelhard Corp.                              US      1,476,425
    40,400 Goodrich (B.F.) Co.                          US      1,711,950
                                                              -----------
                                                                9,312,828
                                                              -----------
RETAIL - 2.5%

     9,350 Hermes International                         FR    $ 2,369,700
   600,000 PT Hero Supermarket (Foreign Registered)     ID        373,503
    29,000 Ito-Yokado Co. Ltd.                          JP      1,445,546
    45,000 Seven Eleven Japan                           JP      2,614,305
*  200,000 Cifra SA de CV                               MX        258,469
*   58,500 Federated Department Stores, Inc.            US      1,930,500
    36,100 Home Depot, Inc.                             US      1,976,475
    38,600 McDonalds Corp.                              US      1,712,875
    36,900 Sears Roebuck & Co.                          US      1,785,037
                                                              -----------
                                                               14,466,410
                                                              -----------
SHELTER - 2.4%

 1,044,000 PT Jaya Real Property                        ID      1,154,124
    28,000 Kimberly-Clark de Mexico SA                  MX        538,218
 1,125,000 Ayala Land, Inc.                             PH      1,198,630
 4,800,000 C & P Homes, Inc.                            PH      2,191,781
*3,562,500 Filinvest Land, Inc.                         PH      1,206,478
   200,000 Nawarat Patanakarn Public Co. Ltd.
           (Foreign Registered)                         TH        266,531
    25,300 Armstrong World Industries, Inc.             US      1,688,775
    35,400 International Paper Co.                      US      1,513,350
    21,500 Kimberly-Clark Corp.                         US      2,004,875
    29,800 Mead Corp.                                   US      1,691,150
                                                              -----------
                                                               13,453,912
                                                              -----------
TECHNOLOGY - 4.8%

     6,000 SAP AG, ADR                                  GM        276,000
   110,000 Canon, Inc.                                  JP      2,104,432
    18,900 Hirose Electronics                           JP      1,121,229
    40,000 Hoya Corp.                                   JP      1,312,857
    14,000 TDK Corp.                                    JP        820,711
   600,000 Informatics Holdings Ltd.                    SG        234,292
*   31,145 Samsung Electronics Ltd., GDS
           (1/2 Non-Voting)                             SK        657,938
     4,241 Samsung Electronics Ltd., GDS
           (1/2 Voting)                                 SK        192,966
*    9,386 Samsung Electronics Ltd., New GDS
           (1/2 Non-Voting)                             SK        150,176
*    1,278 Samsung Electronics Ltd., New GDS
           (1/2 Voting)                                 SK         43,292
       220 Sungmi Telecom Electronics                   SK         44,732
    47,250 Advanced Information Services
           (Foreign Registered)                         TH        640,791
    39,300 Amp, Inc.                                    US      1,331,287
    33,000 Avnet, Inc.                                  US      1,662,375
    26,700 Boeing Co.                                   US      2,546,512
*   29,700 Compaq Computer Corp.                        US      2,067,862
    35,500 Hewlett-Packard Co.                          US      1,566,437
    36,500 International Business Machines Corp.        US      4,708,500
    53,800 Motorola, Inc.                               US      2,474,800
    30,000 Rockwell International Corp.                 US      1,650,000
    15,500 United Technologies Corp.                    US      1,995,625
                                                              -----------
                                                               27,602,814
                                                              -----------
TRANSPORTATION - 1.4%

    22,000 Grupo Casa Autrey SP, ADR                    MX        415,250
   125,000 Keppel Corp.                                 SG        931,842

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                               FREMONT GLOBAL FUND
                                October 31, 1996

                                                     Country     Value
    Shares Security Description                        Code     (Note 1)
-------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)

     8,500 Keppel Corp.
           (Convertible Loan Stock 07/15/97)            SG    $     10,018
*    8,500 Keppel Corp. (Warrants 06/30/97)             SG          26,553
     9,770 Korean Air                                   SK         182,097
   100,000 British Airways PLC                          UK         901,607
   245,000 Railtrack Group PLC                          UK       1,104,469
    24,900 Burlington Northern Santa Fe                 US       2,051,138
    25,600 Conrail, Inc.                                US       2,435,200
                                                              ------------
                                                                 8,058,174
                                                              ------------
UTILITIES - 6.2%

*   42,048 Hong Kong & China Gas Co.
           (Warrants 09/30/97)                          HK          15,498
 1,020,000 Telecom Italia Mobile SPA                    IT       2,106,966
       255 Nippon Telegraph & Telephone                 JP       1,779,070
    22,100 Telecom of New Zealand, ADR                  NZ       1,839,825
   305,975 Manila Electric Co. (Class B)                PH       2,247,073
    14,900 Philippine Long Distance Telephone Co.       PH         892,979
    70,000 Korea Electric Power Corp., ADR              SK       1,260,000
*   61,000 Korea Mobile Telecommunications, ADR         SK         762,500
   130,000 Cable & Wireless PLC                         UK       1,034,570
   113,200 Northern Electric PLC (Preferred)            UK         189,294
    30,000 Vodafone Group PLC, ADR                      UK       1,158,750
*   64,400 AirTouch Communications, Inc.                US       1,682,450
    35,400 Ameritech Corp.                              US       1,938,150
    29,600 Bell Atlantic Corp.                          US       1,783,400
    62,800 Bellsouth Corp.                              US       2,559,100
    30,000 Boston Edison Co.                            US         720,000
    37,500 Coastal Corp.                                US       1,612,500
    73,600 Entergy Corp.                                US       2,060,800
    44,300 GTE Corp.                                    US       1,866,138
   111,900 Pacific Gas & Electric Co.                   US       2,629,650
    38,600 Texas Utilities Co.                          US       1,563,300
    73,200 Unicom Corp.                                 US       1,903,200
    38,400 Williams Cos., Inc.                          US       2,006,400
                                                              ------------
                                                                35,611,613
                                                              ------------
TOTAL STOCKS (Cost $274,384,412)                              $295,673,859
                                                              ------------

                                                                  Value
Face Amount/Issuer/Coupon Rate/Stated Maturity                   (Note 1)
--------------------------------------------------------------------------
BONDS - 21.9%
CORPORATE BONDS - 4.0%

 2,000,000 Asia Pulp & Paper International Finance
            10.250%, 10/01/00                                    2,040,000
 2,000,000 BankAmerica Corp., 8.125%, 08/15/04
            (Callable 08/15/99) @ 100)                           2,121,060
 3,000,000 Cemex SA de CV, 10.750%, 07/15/00                     3,060,000
 1,600,000 Chrysler Corp., 10.400%
            08/01/99 (Callable 08/01/97 @ 100)                   1,651,536
 3,000,000 Ford Motor Credit Corp.
            6.800%, 04/23/01                                     3,026,460
 2,500,000 General Electric Capital Corp.
            8.850%, 03/01/07 (Puttable 03/01/97 @ 100)           2,862,425
 3,000,000 General Motors Acceptance Corp.
            7.500%, 07/24/00                                     3,100,140

CORPORATE BONDS (CONTINUED)

 2,000,000 Pohang Iron & Steel Co. Ltd.
            7.375%, 05/15/05                                  $  2,040,500
 3,000,000 Sears, Roebuck and Co., 6.240%, 08/03/99              2,998,920
    83,037 Zions Auto Trust, 5.650%, 06/15/99                       83,098
                                                              ------------
                                                                22,984,139
                                                              ------------
MORTGAGE BACKED SECURITIES - 0.3%

 1,561,586 FNMA CMO, 1992-137BA REMIC,
            3.500%, 01/25/17                                     1,477,651
                                                              ------------
                                                                 1,477,651
                                                              ------------
U.S. GOVERNMENT BONDS - 1.3%

           U.S. Treasury Notes
 4,000,000 6.375%, 09/30/01                                      4,045,000
 3,000,000 7.125%, 02/29/00                                      3,103,110
                                                              ------------
                                                                 7,148,110
                                                              ------------
FOREIGN BONDS - 16.3%

AUS $ 4,000,000 European Bank for Reconstruction
                 and Development, 9.000%, 10/15/02               3,441,698
                Government of Australia
AUS $ 4,000,000  7.500%, 07/15/05                                3,203,333
AUS $ 4,000,000  8.750%, 01/15/01                                3,376,197
                European Investment Bank
CAN $ 4,000,000  7.750%, 04/22/03                                3,227,312
CAN $ 4,000,000  8.500%, 08/30/05                                3,348,639
                Government of Canada
CAN $ 4,000,000  7.500%, 03/01/01                                3,225,565
                Japan Highway Public Corp.
CAN $ 2,000,000  7.875%, 09/27/02                                1,622,989
                Oesterreichische Kontrollbank
CAN $ 2,000,000  (Republic of Austria), 9.000%, 06/19/02         1,699,518
                Republic of Finland
CAN $ 2,000,000  9.500%, 09/15/04                                1,762,982
                Toyko Electric Power
CAN $ 2,000,000  10.500%, 06/14/01                               1,765,782
                Kingdom of Denmark
DKK  20,000,000  7.000%, 12/15/04                                3,522,155
                Government of France
FF   20,000,000  8.500%, 11/25/02                                4,554,179
FF   15,000,000  8.500%, 04/25/03                                3,419,442
                Federal Republic of Germany
DM    6,000,000  6.000%, 01/05/06                                3,953,337
DM    3,000,000  6.750%, 04/22/03                                2,105,783
DM    4,500,000  6.875%, 05/12/05                                3,144,736
DM    4,000,000  8.375%, 05/21/01                                3,003,856
                Treuhandanstalt
DM    3,000,000  7.750%, 10/01/02                                2,209,590
                World Bank
DM    3,000,000  6.125%, 09/27/02                                2,059,318
                Government of Ireland
IEP   2,000,000  6.250%, 04/01/99                                3,260,229
IEP   2,000,000  6.500%, 10/18/01                                3,279,781
IEP   2,000,000  8.000%, 08/18/06                                3,493,219

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                               FREMONT GLOBAL FUND
                                October 31, 1996

                                                                  Value
Face Amount/Issuer/Coupon Rate/Stated Maturity                   (Note 1)
--------------------------------------------------------------------------
FOREIGN BONDS (CONTINUED)

                 Government of Italy
ITL 4,500,000,000 8.500%, 01/01/04                            $  3,050,445
ITL 4,500,000,000 10.500%, 07/15/98                              3,117,456
                 Government of Netherlands
NLG     6,000,000 6.500%, 04/15/03                               3,734,227
                 Government of Sweden
SEK    20,000,000 6.000%, 02/09/05                               2,800,708
SEK    25,000,000 10.250%, 05/05/03                              4,446,707
                 UK Treasury
(pound) 2,500,000 7.500%, 12/07/06                               4,033,024
(pound) 2,000,000 8.500%, 12/07/05                               3,445,108
                 United Mexican States
US $    6,000,000 6.250%, 12/31/19
                  (Callable at any time @ 100)                   4,192,500
                                                             -------------
                                                                93,499,815
                                                             -------------
TOTAL BONDS (Cost $118,813,559)                                125,109,715
                                                             -------------

                                                                 Value
Face Amount/Issuer/Discount Rate/Stated Maturity                (Note 1)
--------------------------------------------------------------------------
SHORT TERM SECURITIES - 26.1%

        9,025,091 Benchmark Diversified Assets Fund              9,025,091
    **  5,000,000 Allianz of America Finance Corp.
                   5.300%, 11/05/96                              4,997,056
        5,000,000 Associates Corp. of North America,
                   CP, 5.250%, 12/03/96                          4,976,667
        5,000,000 Berliner Handels-und Frankfurt Bank,
                   CP, 5.240%, 11/18/96                          4,987,628
        5,000,000 C.I.T. Group Holdings, Inc.,
                   CP, 5.240%, 11/21/96                          4,985,444
    **  5,000,000 Cargill Financial Services Corp.,
                   CP, 5.240%, 11/08/96                          4,994,906
        5,000,000 Clorox Co., CP, 5.230%, 11/19/96               4,986,925
        5,000,000 Ford Motor Credit Corp., CP,
                   5.250%, 11/06/96                              4,996,354
    **  5,000,000 Gillette Co., CP, 5.230%, 11/07/96             4,995,642
        5,000,000 Goldman Sachs & Co., CP,
                   5.240%, 11/26/96                              4,981,806
    **  5,000,000 Great Lakes Chemical Corp.,
                   CP, 5.240%, 11/14/96                          4,990,539
        5,000,000 Heinz (H.J.) & Co., CP, 5.350%, 11/05/96       4,997,028
        5,000,000 Jostens, Inc., CP, 5.330%, 11/04/96            4,997,779
    **  5,000,000 Koch Industries, Inc., CP,
                   5.230%, 12/09/96                              4,972,397
        5,000,000 Merrill Lynch & Co., Inc., CP,
                   5.260%, 11/12/96                              4,991,964
        5,000,000 MetLife Funding, Inc.,
                   CP, 5.230%, 11/13/96                          4,991,283
        5,000,000 Mitsubishi International Corp., CP,
                   5.250%, 11/15/96                              4,989,792
        5,000,000 Mitsui & Co. (U.S.A.), Inc., CP,
                   5.280%, 12/06/96                              4,974,333

SHORT TERM SECURITIES (CONTINUED)

        5,000,000 Penney (J.C.) Funding Corp., CP,
                   5.230%, 11/20/96                           $  4,986,199
    **  5,000,000 Rexam PLC, CP, 5.250%, 12/04/96                4,975,938
        5,000,000 Sandoz Corp., CP, 5.230%, 11/14/96             4,990,557
    **  5,000,000 Sony Capital Corp., CP, 5.250%,
                   11/01/96                                      5,000,000
    **  5,000,000 St. Paul Cos., Inc., CP, 5.240%,
                   12/02/96                                      4,977,439
        5,200,000 Toshiba Capital (Asia) Ltd., CP
                   5.300%, 12/11/96                              5,169,378
        5,000,000 Toys "R" Us, Inc., CP, 5.220%,
                   11/25/96                                      4,982,600
        5,000,000 Transamerica Finance Corp., CP,
                   5.240%, 11/22/96                              4,984,716
        5,000,000 Unilever Capital Corp., CP, 5.300%,
                   11/04/96                                      4,997,791
        5,000,000 Union Bank of Switzerland Finance, Inc.,
                   CP, 5.625%, 11/01/96                          5,000,000
        5,000,000 USAA Capital Corp., CP, 5.250%,
                   11/27/96                                      4,981,113
                                                              ------------
TOTAL SHORT TERM SECURITIES (Cost $148,878,365)                148,878,365
                                                              ------------
TOTAL INVESTMENTS (Cost $542,076,336), 99.6%                   569,661,939

OTHER ASSETS AND LIABILITIES, NET, 0.4%                          2,488,297
                                                              ------------
NET ASSETS, 100.0%                                            $572,150,236
                                                              ============

PORTFOLIO ABBREVIATIONS:
    ADR - American Depository Receipt
     CP - Commercial Paper
    CMO - Collateralized Mortgage Obligation
   FNMA - Federal National Mortgage Association
    GDR - Global Depository Receipt
    GDS - Global Depository Share
  REMIC - Real Estate Mortgage Investment Conduit

CURRENCY ABBREVIATIONS:
   AUS$ - Australian Dollar
   CAN$ - Canadian Dollar
    DKK - Danish Kroner
     FF - French Franc
     DM - German Deutschemark
    IEP - Irish Punt
    ITL - Italian Lira
    NLG - Netherlands Guilder
    SEK - Swedish Krona
(pound) - British Pound
    US$ - US Dollar

** These securities are generally issued to institutional investors. Any resale must be in an exempt transaction pursuant to Section 4(2) of the Securities Act of 1933.

      The accompanying notes are an integral part of these financial statements.

                               FREMONT GLOBAL FUND
                                October 31, 1996

-----------------------------------------------------------------------------
COUNTRY DIVERSIFICATION

  Country                         % of
   Code    Country Name        Net Assets
-----------------------------------------
    AU   Australia                2.5%
    CN   Canada                   2.9%
    DK   Denmark                  0.7%
    FR   France                   2.9%
    GM   Germany                  4.0%
    HK   Hong Kong                1.7%
    ID   Indonesia                1.1%
    IR   Ireland                  1.8%
    IT   Italy                    1.7%
    JP   Japan                    4.1%
    MX   Mexico                   0.3%
    MY   Malaysia                 1.2%
    NL   Netherlands              1.6%
    NZ   New Zealand              0.4%
    PH   Philippines              1.8%
    SG   Singapore                1.3%
    SK   South Korea              0.7%
    SW   Sweden                   2.0%
    TH   Thailand                 1.4%
    TW   Taiwan                   0.6%
    UK   United Kingdom           2.9%
    US   United States           62.4%
                                -----
         TOTAL                  100.0%
                                -----

The accompanying notes are an integral part of these financial statements.

                         FREMONT INTERNATIONAL GROWTH FUND
                                  October 31, 1996

-----------------------------------------------------------------------
STATEMENT OF INVESTMENTS
IN SECURITIES AND NET ASSETS

                                                 Country      Value
Shares  Security Description                       Code      (Note 1)
-----------------------------------------------------------------------
STOCKS - 95.5%
BUSINESS EQUIPMENT & SERVICES - 4.6%

     825  Sodexho SA                                FR     $    398,046
  81,000  Kyowa Exeo Corp.                          JP          774,814
  45,000  Compass Group PLC                         UK          446,735
                                                           ------------
                                                              1,619,595
                                                           ------------
CAPITAL GOODS - 6.6%

   7,000  Kyocera Corp.                             JP          461,343
   6,000  Mabuchi Motors Co.                        JP          305,397
  16,000  Raito Kogyo Co.                           JP          247,126
   1,000  Shinkawa                                  JP           17,990
  30,600  Autoliv AB                                SW        1,297,270
                                                           ------------
                                                              2,329,126
                                                           ------------
CONSUMER DURABLES - 6.6%

   1,200  Volkswagen AG                             GM          474,147
  28,000  Alpine Electronics, Inc.                  JP          442,299
  15,000  Matsushita-Kotobuki Electronics           JP          346,204
  10,000  Murata Manufacturing Co. Ltd.             JP          321,194
  17,600  Rinnai Corp.                              JP          375,323
   6,000  Sony Corp.                                JP          359,631
                                                           ------------
                                                              2,318,798
                                                           ------------
CONSUMER NON-DURABLES - 7.0%

   2,500  LVMH                                      FR          571,615
 240,000  PT Budi Acid Jaya (Foreign Registered)    ID          309,106
  40,000  PT Hanjaya Mandala Sampoerna
           (Foreign Registered)                     ID          371,786
 165,000  San Miguel Corp. (Class B)                PH          596,461
 *40,549  President Enterprises, GDR                TW          628,513
                                                           ------------
                                                              2,477,481
                                                           ------------
CONSUMER SERVICES - 6.7%

 200,000  PT Steady Safe (Foreign Registered)       ID          193,191
   8,000  Secom Co.                                 JP          475,998
   7,661  Wolters Kluwer NV                         NL          982,890
 105,000  Rentokil Group PLC                        UK          704,889
                                                           ------------
                                                              2,356,968
                                                           ------------
FINANCIAL SERVICES - 11.4%

 160,000  Reinsurance Australia Corp. Ltd.          AU          478,790
 375,000  PT Lippo Bank (Foreign Registered)        ID          543,350
 200,000  Public Bank Berhad (Foreign Registered)   MY          375,148
  14,558  Aegon NV, ADR                             NL          749,732
   7,850  Kookmin Bank                              SK          125,410
  67,600  Bangkok Bank Ltd.(Foreign Registered)     TH          720,699
 120,000  Finance One Public Co. Ltd.
           (Foreign Registered)                     TH          338,651
  25,000  Siam Commercial Bank
           (Foreign Registered)                     TH          227,335
  62,000  Thai Farmers Bank Public Co. Ltd.
           (Foreign Registered)                     TH          473,876
*  3,750  Thai Farmers Bank Public Co. Ltd.
           (Warrants 09/30/99)                      TH            3,675
                                                           ------------
                                                              4,036,666
                                                           ------------
HEALTH CARE - 10.6%

  13,120  Gehe AG                                   GM     $    882,017
 600,000  PT Dankos Laboratories
           (Foreign Registered)                     ID          502,297
  40,000  Banyu Pharmaceutical Co.                  JP          508,995
  35,000  Santen Pharmaceutical Co.                 JP          740,237
      73  Roche Holding AG                          SZ          550,379
  18,000  Glaxo Wellcome PLC, ADR                   UK          567,000
                                                           ------------
                                                              3,750,925
                                                           ------------
MULTI-INDUSTRY - 4.3%

  98,000  Hutchison Whampoa                         HK          684,402
 250,000  Renong Berhad                             MY          393,748
* 72,000  Renong Berhad
           (Convertible Loan Stock 05/21/01)        MY           26,355
* 45,000  Renong Berhad (Warrants 11/21/00)         MY           18,342
*494,000  International UNP Holdings                CN          114,339
 300,000  Comfort Group Ltd.                        SG          266,241
                                                           ------------
                                                              1,503,427
                                                           ------------
RAW MATERIALS - 3.3%

 250,000  M.I.M. Holdings Ltd.                      AU          324,577
 160,000  QNI Ltd.                                  AU          321,727
* 20,400  Concordia Paper Holdings Ltd., ADR        HK          102,000
* 15,355  Hansol Paper Ltd., GDR                    SK          226,486
  28,000  Siam City Cement Public Co. Ltd.
           (Foreign Registered)                     TH          175,597
                                                           ------------
                                                              1,150,387
                                                           ------------
RETAIL - 6.0%

   2,750  Hermes International                      FR          696,971
   2,200  Ito Yokado Co. Ltd., ADR                  JP          440,000
  17,164  Ceteco Holdings, ADS                      NL          970,796
                                                           ------------
                                                              2,107,767
                                                           ------------
SHELTER - 2.4%

 160,000  Malaysian Resources Corp. Berhad          MY          614,167
 189,700  Nawarat Patanakarn Public Co. Ltd.
           (Foreign Registered)                     TH          252,804
                                                           ------------
                                                                866,971
                                                           ------------
TECHNOLOGY - 13.2%

  10,000  TT Tieto OY (Class B)                     FI          668,398
   1,450  Rexel SA                                  FR          428,931
   5,500  SAP AG (Preferred)                        GM          738,771
   1,000  Advantest Corp.                           JP           37,736
   8,100  Canon, Inc., ADR                          JP          780,638
  25,000  Hoya Corp.                                JP          820,535
  16,000  NTT Data Communications Systems Co.       JP          473,190
 300,000  Datacraft Asia Ltd.                       SG          351,000
 600,000  Informatics Holdings Ltd.                 SG          234,292
*  4,348  Samsung Electronics Ltd., GDS
           (1/2 Non-Voting)                         SK           91,851
     130  Samsung Electronics Ltd., GDS
           (1/2 Voting)                             SK            5,915

*Non-income producing securities

The accompanying notes are an integral part of these financial statements.

                      FREMONT INTERNATIONAL SMALL CAP FUND
                                October 31, 1996

-----------------------------------------------------------------------
                                                 Country      Value
Shares  Security Description                       Code      (Note 1)
-----------------------------------------------------------------------
TECHNOLOGY (CONTINUED)

*   1,310  Samsung Electronics Ltd., New GDS
            (1/2 Non-Voting)                        SK    $      20,960
*      39  Samsung Electronics Ltd., New GDS
            (1/2 Voting)                            SK            1,321
                                                           ------------
                                                              4,653,538
                                                           ------------
TRANSPORTATION - 4.8%

  240,000  Cathay Pacific Airways                   HK          375,567
   60,000  Singapore Airlines Ltd.
           (Foreign Registered)                     SG          528,221
   46,000  British Airways PLC                      UK          414,739
   85,000  Railtrack Group PLC                      UK          383,183
                                                           ------------
                                                              1,701,710
                                                           ------------
UTILITIES - 8.0%

   13,000  VEBA AG                                  GM          692,048
  260,000  Telecom Italia Mobile SPA                IT          537,070
  220,000  Telecom Italia SPA                       IT          250,777
       51  Nippon Telegraph & Telephone             JP          355,814
   75,075  Manila Electric Co. (Class B)            PH          551,350
   55,000  Cable & Wireless PLC                     UK          437,703
                                                           ------------
                                                              2,824,762
                                                           ------------
TOTAL STOCKS (Cost $31,207,266)                              33,698,121
                                                           ------------

                                                 Country       Value
Face Amount/Issuer/Coupon Rate/Stated Maturity     Code       (Note 1)
-----------------------------------------------------------------------
CONVERTIBLE BONDS - 0.9%

  250,000  United Micro Electronics,
           1.250%, 06/08/04                         TW          307,625
                                                           ------------
TOTAL CONVERTIBLE BONDS (Cost $368,564)                         307,625
                                                           ------------

                                                 Country       Value
Face Amount/Issuer                                 Code       (Note 1)
-----------------------------------------------------------------------
SHORT TERM SECURITIES - 2.8%

 991,842  Benchmark Diversified Assets Fund         US          991,842
                                                           ------------
TOTAL SHORT TERM SECURITIES (Cost $991,842)                     991,842
                                                           ------------
TOTAL INVESTMENTS (Cost $32,567,672), 99.2%                  34,997,588

OTHER ASSETS AND LIABILITIES, NET, 0.8%                         275,158
                                                           ------------
NET ASSETS, 100.0%                                         $ 35,272,746
                                                           ============
PORTFOLIO ABBREVIATIONS:
 ADR - American Depository Receipt
 ADS - American Depository Shares
 GDR - Global Depository Receipt
 GDS - Global Depository Shares

COUNTRY DIVERSIFICATION

   Country                        % of
    Code       Country Name    Net Assets
-----------------------------------------
     AU     Australia             3.2%
     CN     Canada                0.3%
     FI     Finland               1.9%
     FR     France                6.0%
     GM     Germany               7.9%
     HK     Hong Kong             3.3%
     ID     Indonesia             5.5%
     IT     Italy                 2.2%
     JP     Japan                23.5%
     MY     Malaysia              4.0%
     NL     Netherlands           7.7%
     PH     Philippines           3.2%
     SG     Singapore             3.9%
     SK     South Korea           1.3%
     SW     Sweden                3.7%
     SZ     Switzerland           1.6%
     TH     Thailand              6.2%
     TW     Taiwan                2.7%
     UK     United Kingdom        8.4%
     US     United States         3.5%
                                -----
            TOTAL               100.0%
                                =====

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                      FREMONT INTERNATIONAL SMALL CAP FUND
                                October 31, 1996

--------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
IN SECURITIES AND NET ASSETS

                                                    Country       Value
   Shares  Security Description                       Code       (Note 1)
--------------------------------------------------------------------------
STOCKS - 98.3%
BUSINESS EQUIPMENT & SERVICES - 2.1%

    5,000  Aida Engineering                            JP     $     35,542
    6,000  Kyudenko Co. Ltd.                           JP           68,978
    5,000  Toenec Corp.                                JP           37,692
    8,933  Cowie Group PLC                             UK           52,191
                                                              ------------
                                                                   194,403
                                                              ------------
CAPITAL GOODS - 11.5%

7,980,000  Companhia de Acos Especiais
            Itabira-Acesita                            BR           16,313
6,400,000  Companhia Siderurgica de Tubarao
            (Preferred B)                              BR           95,006
*     356  Skoda Koncern Plzen AS                      CZ           11,311
    5,300  Rautaruukki OY                              FI           46,425
    1,450  Bertrand Faure                              FR           49,547
       20  Campagnie Fives-Lille                       FR            1,808
      600  Legris Industries                           FR           23,302
      750  Vallourec SA                                FR           41,795
*     350  DLW AG                                      GM           22,376
      200  Felten & Guilleaume Energietechnik AG       GM           22,409
    7,000  Bunka Shutter Co.                           JP           48,776
   22,000  Energy Support                              JP          140,939
    1,000  Inaba Denkisangyo Co.                       JP           21,150
*  13,000  Mitsubishi Steel Manufacturing              JP           66,283
    3,000  Seirei Industry                             JP           13,111
    2,000  Yokogawa Bridge Corp.                       JP           23,519
    6,700  Steel & Tube Holdings Ltd.                  NZ           37,029
   36,000  Van Der Horst Ltd.                          SG          132,907
    8,000  Dongkuk Steel Mill Co.                      SK          159,758
    7,000  Poongsan Corp.                              SK           85,567
                                                              ------------
                                                                 1,059,331
                                                              ------------
CONSUMER DURABLES - 0.9%

*   9,679  CIA Interamericana de Automotive            AR           43,078
    4,100  Toyota South Africa Ltd.                    SA           27,499
   87,987  Arcelik AS                                  TU            8,674
                                                              ------------
                                                                    79,251
                                                              ------------
CONSUMER NON-DURABLES - 9.3%

1,300,000  Bombril SA (Preferred)                      BR           25,309
8,700,000  Ceval Alimentos SA (Preferred)              BR           83,841
9,800,000  Perdigao SA Comercio e Industria
            (Preferred)                                BR           18,507
  100,000  Sao Paulo Alpargatas SA (Preferred)         BR            6,230
      107  Cokoladovny AS                              CZ           13,290
    1,100  Delta Dairy SA (Preferred)                  GR            9,186
    1,100  Hellenic Sugar Industry SA                  GR           10,756
    7,000  Lai Sun Garment International Ltd.          HK           10,501
*   8,000  PT Chareon Pokphand Indonesia
            (Foreign Registered)                       ID            8,930
   17,000  PT Japfa Comfeed Indonesia
            (Foreign Registered)                       ID           11,312
    4,000  Daito Gyorui Co.                            JP           14,041
    6,000  Kirin Beverage Corp.                        JP           80,035
    6,000  Marudai Food Co. Ltd.                       JP           36,911

CONSUMER NON-DURABLES (CONTINUED)

   11,000  Prima Meat Packers                          JP     $     36,200
    1,000  Sanyo Coca-Cola Bottling                    JP           13,690
   53,000  Grupo Industrial Maseca SA de CV
            (Series B)                                 MX           65,036
   17,000  Guinness Anchor Berhad                      MY           43,728
    8,000  Nanyang Press Berhad                        MY           31,342
   35,000  Yeo Hiap Seng Berhad                        MY           94,183
    3,400  Lion Nathan Ltd.                            NZ            8,771
      400  Unicer-Uniao Cervejeira SA
            (Registered Shares)                        PT            7,192
   11,000  GP Batteries International Ltd.
            (U.S. Dollar Shares)                       SG           31,900
    2,000  Dongwon Industries Co.                      SK           41,876
 *  3,100  LG International Corp.                      SK           30,991
    3,000  Sam Yang Co. Ltd.                           SK          103,843
      900  American Standard Sanitaryware Ltd.
            (Foreign Registered)                       TH           14,463
    2,600  Karat Sanitaryware Co. Ltd.
            (Foreign Registered)                       TH            5,554
   15,999  Tat Konserve Sanayii AS                     TU            2,241
                                                              ------------
                                                                   859,859
                                                              ------------
CONSUMER SERVICES - 0.7%

      850  Gaumont                                     FR           67,732
                                                              ------------
                                                                    67,732
                                                              ------------
ENERGY - 4.2%

    5,311  CIA Naviera Perez Co. (Class B)             AR           33,465
3,600,000  Distribuidora de Produtos de Petroleo
            Ipiranga SA (Preferred)                    BR           42,052
5,300,000  Petrobras Distribuidora SA (Preferred)      BR           89,769
   37,500  Uniao de Industrias Petroquimicas SA
            (Preferred B)                              BR           15,331
      100  Elf Gabon                                   FR           23,821
    2,000  Itochu Fuel Corp.                           JP           15,270
    2,000  Kamei Corp.                                 JP           22,115
*   1,325  Energy Africa Ltd.                          SA            3,978
   46,300  Bangchak Petroleum Public Co. Ltd.
            (Foreign Registered)                       TH           48,091
   56,000  Petrol Ofisi AS                             TU           16,271
  230,100  Turcas Petroculuk AS                        TU           16,475
  112,200  Premier Oil PLC                             UK           60,258
                                                              ------------
                                                                   386,896
                                                              ------------
FINANCIAL SERVICES (BANKS) - 13.0%

    7,400  Advance Bank of Australia Ltd.              AU           39,719
    5,600  Bank of Melbourne Ltd.                      AU           38,569
   17,200  National Bank of Canada                     CN          166,947
   14,600  Investicni A Postovni Banka                 CZ          162,932
*     550  Credit Lyonnais                             FR           15,024
    2,400  Parisienne de Reescompt                     FR          190,259
    1,466  Credit Bank of Athens
            (Registered Shares)                        GR           93,513
    1,700  National Bank of Greece
            (Registered Shares)                        GR          107,726

*Non-income producing securities

The accompanying notes are an integral part of these financial statements.

                      FREMONT INTERNATIONAL SMALL CAP FUND
                                October 31, 1996
---------------------------------------------------------------------------
                                                     Country       Value
    Shares  Security Description                       Code       (Note 1)
---------------------------------------------------------------------------
FINANCIAL SERVICES (BANKS) (CONTINUED)

    12,000  MBF Capital Berhad                          MY     $     16,525
       300  KAS Associatie NV                           NL           13,236
*   24,696  Union Bank of the Philippines               PH           28,192
     2,100  Banco Totta & Acores
             (Registered Shares)                        PT           38,019
    13,800  BPI-SGPS SA (Registered Shares)             PT          163,802
*   45,000  Bangkok Bank of Commerce Public
             Co. Ltd. (Foreign Registered)              TH           28,221
    13,800  First Bangkok City Bank Public
             Co. Ltd. (Foreign Registered)              TH           15,956
 1,405,000  Demirbank TAS                               TU           48,111
 1,295,800  Yapi Ve Kredi Bankasi SA                    TU           33,615
                                                               ------------
                                                                  1,200,366
                                                               ------------
FINANCIAL SERVICES (OTHER) - 7.8%

     1,200  London Insurance Group                      CN           30,373
     2,150  Credit National                             FR          113,347
       350  Societe Financiere Interbail SA             FR           15,171
   212,400  Century City International Holdings Ltd.    HK           50,269
    60,000  Liu Chong Hing Investment Ltd.              HK           65,569
    42,000  Peregrine Investment Holdings Ltd.          HK           67,625
    27,500  Tai Cheung Holdings                         HK           22,406
     7,100  Irish Permanent PLC                         IR           54,023
    15,000  Life Co. Ltd.                               JP           50,417
    13,000  Nippon Shinpan Co.                          JP           78,605
    14,000  Datuk Keramat Holdings Berhad               MY           23,269
        23  Assurantieconcern Stad Rotterdam            NL              864
     2,800  Phatra Thanakit Co. Ltd.
             (Foreign Registered)                       TH           10,371
    12,600  Union Asia Finance Co. Ltd.
             (Foreign Registered)                       TH           27,409
    31,700  E D & F Man Group PLC                       UK           88,735
     9,100  Lloyd Thompson Group PLC                    UK           25,103
                                                               ------------
                                                                    723,556
                                                               ------------
HEALTH CARE - 0.8%

       100  Andreae-Noris Zahn AG                       GM           37,898
        90  Galenica Holdings AG
             (Registered Shares)                        SZ           34,424
                                                               ------------
                                                                     72,322
                                                               ------------
MULTI-INDUSTRY - 8.9%

     1,400  Marine-Wendel                               FR          126,074
     9,700  Crean (James) PLC (Units)                   IR           31,608
     2,000  Suntelephone Co. Ltd.                       JP           13,357
   115,000  Berjaya Group Berhad                        MY           81,460
*   57,500  Berjaya Group Berhad (Rights)               MY              796
    21,000  Oriental Holdings Berhad                    MY          142,936
       700  Hollandsche Beton Groep NV                  NL          129,669
     1,600  Internatio-Muller NV                        NL           38,495
    10,000  Daewoo Corp.                                SK           84,720
*6,157,200  Dogan Sirketler Grubu Holdings AS           TU          116,602
     8,900  Goode Durrant PLC                           UK           51,057
                                                               ------------
                                                                    816,774
                                                               ------------
RAW MATERIALS - 13.1%

    29,120  Aluar Aluminio Argentina SA (Class B)       AR     $     68,443
     1,400  Voest-Alpine Stahl AG                       AS           46,370
       200  Tessenderlo Chemie                          BE           73,594
 1,400,000  Companhia Petroquimica de Sul               BR           74,272
 9,300,000  Fertilizantes Fosfatdos SA (Preferred)      BR           49,519
   292,000  Shanghai Petrochemical Co. Ltd.
             (Hong Kong Shares)                         CH           78,360
   614,000  Yizheng Chemical Fibre Co. Ltd.
             (Hong Kong Shares)                         CH          142,139
*   18,400  Stelco, Inc.                                CN          107,843
*      116  Sepap AS                                    CZ            4,658
*      221  Synthesia AS                                CZ            3,114
       400  Nord Est                                    FR           10,060
     2,500  Sommer-Allibert                             FR           69,316
       400  Hellas Can Packaging SA                     GR            7,260
    31,000  Chuetsu Pulp & Paper Co. Ltd.               JP          145,818
    13,000  Cydsa SA (Series A)                         MX           24,793
*   36,000  Empaques Ponderosa SA de CV
             (Series B)                                 MX           17,164
       900  DSM NV                                      NL           86,032
     6,100  Portucel Industrial-Empresa Produtora
             de Celulosa SA                             PT           37,474
     8,900  Hartebeesfontein Gold Mining Co. Ltd.       SA           22,740
     2,000  Sunkyong Industries Ltd.                    SK           33,404
     2,800  Empresa Nacional de Celulosas SA            SP           35,945
*   15,800  Ercros SA                                   SP            7,421
     4,500  National Petrochemical Co.
             (Foreign Registered)                       TH            4,674
    43,209  Cimentas                                    TU            4,932
   134,000  Petkim Petrokimya Holdings AS               TU           54,229
                                                               ------------
                                                                  1,209,574
                                                               ------------
RETAIL - 7.8%

*      200  Kaufring AG                                 GM           11,336
     7,000  Chiyoda Co.                                 JP          130,233
    10,000  Kotobukiya Co. Ltd.                         JP           53,532
     2,000  Oak & Co.                                   JP           12,550
     5,000  Parco                                       JP           46,951
*   42,000  Controladora Comercial Mexicana
             SA de CV (Units)                           MX           37,099
     2,300  Macintosh NV                                NL           54,119
    12,700  East Asiatic Public Co. Ltd.
             (Local Shares)                             TH           12,818
     9,100  Saha Pathana Inter-Holding Ltd.
             (Foreign Registered)                       TH           21,579
    42,100  Kwik Save Group PLC                         UK          218,222
    19,700  Lex Service PLC                             UK          116,541
                                                               ------------
                                                                    714,980
                                                               ------------
SHELTER - 8.0%

       700  Bau Holdings AG                             AS           33,116
     5,000  Brasilit SA                                 BR            8,031
*       56  Inzenyrske a Prumslove Stavby AS            CZ            6,424
*    1,200  Societe Generale d'Enterprises SA           FR           23,899
*    4,250  AGIV AG                                     GM           61,064
    89,000  Kumagai Gumi                                HK           82,298
*   17,800  Kumagai Gumi (Warrants 06/30/98)            HK            3,338
    20,000  Daikyo, Inc.                                JP          124,265

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                      FREMONT INTERNATIONAL SMALL CAP FUND
                                October 31, 1996
--------------------------------------------------------------------------------

                                                 Country       Value
Shares      Security Description                  Code        (Note1)
--------------------------------------------------------------------------------
SHELTER (CONTINUED)

      100   Daito Trust Construction                JP     $   1,264
    4,000   Kawasho Gecoss Corp.                    JP        46,687
   10,000   Nichiei Construction                    JP        85,652
    8,000   SXL Corp.                               JP        69,644
    4,800   Vitro SA                                MX         9,214
    1,100   Koninklijke BAM Groep NV                NL        64,061
      880   Sungwon Construction Co.                SK        13,420
   29,900   Persimmon PLC                           UK       101,458
                                                           ---------
                                                             733,835
                                                           ---------

TECHNOLOGY - 0.5%

*     322   SPT Telecom AS                          CZ        34,371
    1,100   Alphatec Electronics Public Co. Ltd.
             (Foreign Registered)                   TH         8,709
                                                           ---------
                                                              43,080
                                                           ---------
TRANSPORTATION - 3.3%

    1,000   Compagnie Maritime Belge SA             BE        74,874
    5,000   Nippon Konpo Unyu Soko                  JP        38,350
    3,800   Koninklijke Nedlloyd Groep NV           NL        95,226
   25,000   Hai Sun Hup Group Ltd.                  SG        17,661
   37,000   Neptune Orient Lines Ltd.               SG        30,997
*   2,000   Hanjin Shipping Co.                     SK        45,265
                                                           ---------
                                                             302,373
                                                           ---------
UTILITIES - 6.4%

    3,100   Telecom de Argentina SA (Class B)       AR        11,472
2,500,000   Companhia Energetica de Minas Gerais
             (Preferred)                            BR        79,310
*     741   Ceske Energeticke Zavody AS             CZ        26,374
    1,200   Electricas Reunidas de Zaragoza SA      SP        34,755
    6,700   Hyder PLC                               UK        77,200
   20,300   Northern Ireland Electricity PLC        UK       107,536
    5,300   Scottish Hydro-Electric PLC             UK        23,720
   19,400   Southern Electric PLC                   UK       203,169
    5,400   Wessex Water PLC                        UK        31,066
                                                           ---------
                                                             594,602
                                                           ---------
TOTAL STOCKS (Cost $8,946,630)                             9,058,934
                                                           ---------

                                                  Country     Value
Face Amount/Issuer                                 Code     (Note 1)
------------------                                -------   --------

SHORT TERM SECURITIES - 1.2%

  110,337   Benchmark Diversified Assets Fund       US       110,337
                                                         -----------

TOTAL SHORT TERM SECURITIES (Cost $110,337)                  110,337
                                                         -----------

TOTAL INVESTMENTS (Cost $9,056,967), 99.5%                 9,169,271

OTHER ASSETS AND LIABILITIES, NET, 0.5%                       44,904
                                                         -----------

NET ASSETS, 100.0%                                       $ 9,214,175
                                                         ===========


COUNTRY DIVERSIFICATION

   Country                                       % of
    Code             Country Name             Net Assets
--------------------------------------------------------------------------------
       AR         Argentina                       1.7%
       AS         Austria                         0.9%
       AU         Australia                       0.9%
       BE         Belgium                         1.7%
       BR         Brazil                          6.6%
       CH         China                           2.4%
       CN         Canada                          3.3%
       CZ         Czech Republic                  2.8%
       FI         Finland                         0.5%
       FR         France                          8.4%
       GM         Germany                         1.7%
       GR         Greece                          2.5%
       HK         Hong Kong                       3.4%
       ID         Indonesia                       0.2%
       IR         Ireland                         0.9%
       JP         Japan                          17.1%
       MX         Mexico                          1.7%
       MY         Malaysia                        4.8%
       NL         Netherlands                     5.2%
       NO         Norway                          0.1%
       NZ         New Zealand                     0.5%
       PH         Philippines                     0.3%
       PT         Portugal                        2.7%
       SA         South Africa                    0.6%
       SG         Singapore                       2.3%
       SK         South Korea                     6.5%
       SP         Spain                           0.8%
       SZ         Switzerland                     0.2%
       TH         Thailand                        2.2%
       TU         Turkey                          3.3%
       UK         United Kingdom                 12.7%
       US         United States                   1.1%
                                                -----
                  TOTAL                         100.0%
                                                =====


*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                          FREMONT EMERGING MARKETS FUND
                                October 31, 1996


STATEMENT OF INVESTMENTS
IN SECURITIES AND NET ASSETS
--------------------------------------------------------------------------------

                                             Country     Value
   Shares   Security Description              Code     (Note 1)
--------------------------------------------------------------------------------

STOCKS - 69.9%
CAPITAL GOODS - 2.3%

   40,000  IJM Corp. Berhad                    MY   $    87,060
                                                    -----------
                                                         87,060
                                                    -----------
CONSUMER DURABLES - 4.7%

  635,000  Arcelik AS                          TU        62,597
   74,000  China Motor Co. Ltd.                TW       114,197
                                                    -----------
                                                        176,794
                                                    -----------
CONSUMER NON-DURABLES - 14.8%

  300,000  Chaifa Holdings Ltd.                HK        90,206
* 292,000  Glorious Sun Enterprises            HK       135,005
   90,000  Goldlion Holdings Ltd.              HK        73,329
  150,000  PT Davomas Abadi
            (Foreign Registered)               ID       138,454
* 125,000  PT Daya Guna Samudera
            (Foreign Registered)               ID       122,086
                                                    -----------
                                                        559,080
                                                    -----------
CONSUMER SERVICES - 3.1%

   30,000  Tanjong PLC                         MY       116,343
                                                    -----------
                                                        116,343
                                                    -----------
FINANCIAL SERVICES - 9.4%

   80,000  PT Lippo Life Insurance
            (Foreign Registered)               ID        61,821
*   8,700  Industrial Credit & Investment
            Corp. of India Ltd., GDR           IN        71,775
   50,000  Public Finance Berhad
            (Foreign Registered)               MY        77,167
   45,000  Siam General Factoring Co. Ltd.
            (Foreign Registered)               TH        64,820
3,000,000  Yapi Ve Kredi Bankasi SA            TU        77,825
                                                    -----------
                                                        353,408
                                                    -----------
MULTI-INDUSTRY - 4.5%

* 240,000  Fairyoung Holdings Ltd.             HK        96,220
    6,200  Sasol Ltd.                          SA        75,578
                                                    -----------
                                                        171,798
                                                    -----------
RAW MATERIALS - 2.4%

   25,000  PT Semen Gresik
            (Foreign Registered)               ID        71,910
*   1,600  Aromatics (Thailand)
            Public Co. Ltd.
            (Local Shares)                     TH         1,442
*  17,800  Aromatics (Thailand)
            Public Co. Ltd.
            (Foreign Registered)               TH        16,047
                                                    -----------
                                                         89,399
                                                    -----------
SHELTER - 15.7%

   20,000  New World Development Co. Ltd.      HK       116,395
  130,000  DNP Holdings Berhad                 MY       102,889
   20,000  Malaysian Resources Corp. Berhad    MY        76,771
* 400,000  Primetown Property Group, Inc.      PH        83,714
* 500,000  Robinson's Land Corp. (Series B)    PH        91,324
   30,000  Central Pattana Public Co. Ltd.
            (Foreign Registered)               TH       119,939
                                                    -----------
                                                        591,032
                                                    -----------

                                             Country     Value
   Shares   Security Description              Code     (Note 1)
--------------------------------------------------------------------------------
TECHNOLOGY - 7.1%

   20,000  KCE Electronics Public Co. Ltd.
            (Foreign Registered)               TH    $   77,607
*  79,000  Macronix International Co. Ltd.     TW       104,989
*  44,000  Yageo Corp.                         TW        87,073
                                                    -----------
                                                        269,669
                                                    -----------
TRANSPORTATION - 1.5%

* 150,000  Guangshen Railway Co. Ltd.
            (Hong Kong Shares)                 CH        55,773
                                                    -----------
                                                         55,773
                                                    -----------
UTILITIES - 4.4%

   29,000  Hong Kong Electric Holdings Ltd.    HK        92,825
    2,500  Mosenergo, ADR                      RU        71,346
                                                    -----------
                                                        164,171
                                                    -----------

TOTAL STOCKS (Cost $2,678,367)                        2,634,527
                                                    -----------

                                                       Value
Face Amount/Issuer/Discount Rate/Stated Maturity     (Note 1)
--------------------------------------------------------------------------------
SHORT TERM SECURITIES - 30.7%

  255,525  Benchmark Diversified Assets Fund   US       255,525
  310,000  Federal Farm Credit Bank, DN, 5.200%,
            11/05/96                           US       309,821
  595,000  Federal National Mortgage Association,
            DN, 5.170%, 11/07/96               US       594,487
                                                    -----------

TOTAL SHORT TERM SECURITIES (Cost $1,159,833)         1,159,833
                                                    -----------

TOTAL INVESTMENTS (Cost $3,838,200), 100.6%           3,794,360

OTHER ASSETS AND LIABILITIES, NET, (0.6)%              (22,611)
                                                    -----------

NET ASSETS, 100.0%                                  $ 3,771,749
                                                    ===========


PORTFOLIO ABBREVIATIONS:
    ADR  - American Depository Receipt
     DN  - Discount Note
    GDR  - Global Depository Receipt

COUNTRY DIVERSIFICATION

     Country                                      % of
      Code        Country Name                 Net Assets
--------------------------------------------------------------------------------
       CH         China                           1.5%
       HK         Hong Kong                      16.0%
       ID         Indonesia                      10.5%
       IN         India                           1.9%
       MY         Malaysia                       12.2%
       PH         Philippines                     4.6%
       RU         Russia                          1.9%
       SA         South Africa                    2.0%
       TH         Thailand                        7.4%
       TU         Turkey                          3.7%
       TW         Taiwan                          8.9%
       US         United States                  29.4%
                                                -----
                  TOTAL                         100.0%
                                                =====

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                           FREMONT U.S. MICRO-CAP FUND
                                October 31, 1996


STATEMENT OF INVESTMENTS
IN SECURITIES AND NET ASSETS


--------------------------------------------------------------------------------

                                                       Value
   Shares   Security Description                     (Note 1)
--------------------------------------------------------------------------------
STOCKS - 86.6%
BUSINESS EQUIPMENT & SERVICES - 13.2%

*  10,200   Daisytek International Corp.          $   390,150
* 117,800   IntelliQuest Information Group, Inc.    2,591,600
*  30,000   Mail Boxes Etc.                           611,250
* 108,750   Metzler Group, Inc.                     2,535,234
* 135,200   NuCO2, Inc.                             1,791,400
*  33,000   Printrak International, Inc.              321,750
*  30,150   Rental Service Corp.                      693,450
* 253,900   Richey Electronics, Inc.                2,221,625
*  88,850   Ultrak, Inc.                            2,343,419
                                                  -----------
                                                   13,499,878
                                                  -----------

CAPITAL GOODS - 5.4%

*  84,600   Adept Technology, Inc.                    549,900
*  88,000   AFC Cable Systems, Inc.                 1,562,000
*  40,000   Channell Commercial Corp.                 467,500
* 156,100   Gradall Industries, Inc.                1,697,588
*  18,000   Miller Industries, Inc.                   420,750
  100,000   PPT Vision, Inc.                          837,500
                                                  -----------
                                                    5,535,238
                                                  -----------

CONSUMER DURABLES - 2.5%

* 111,300   Diamond Home Services, Inc.             2,559,900
                                                  -----------
                                                    2,559,900
                                                  -----------

CONSUMER NON-DURABLES - 6.5%

*  34,200   Boyds Wheels, Inc.                        474,525
*  82,200   Conso Products Co.                      1,171,350
* 206,100   Genesco, Inc.                           1,854,900
*  61,850   Sonic Corp.                             1,407,088
* 119,000   Sport-Haley, Inc.                       1,710,625
                                                  -----------
                                                    6,618,488
                                                  -----------

CONSUMER SERVICES - 9.2%

* 144,000   Damark International, Inc. (Class A)    1,278,000
*  53,200   DM Management Co.                         219,450
*  50,000   Gray Communications System, Inc.
             (Class B)                              1,006,250
*  17,000   Insight Enterprises, Inc.                 578,000
* 137,300   LodgeNet Entertainment Corp.            2,162,475
*  86,150   Saga Communications, Inc. (Class A)     1,841,456
* 128,800   ShoLodge, Inc.                          1,706,600
*  30,600   Suburban Lodges of America, Inc.          638,775
                                                  -----------
                                                    9,431,006
                                                  -----------

ENERGY - 7.5%

* 126,400   Basin Exploration, Inc.                   853,200
*  73,000   Cairn Energy USA, Inc.                    775,625
*  30,100   Core Laboratories NV                      459,025
                                                  -----------
  246,300   Lomak Petroleum, Inc.                   4,033,163
                                                  -----------


                                                       Value
   Shares   Security Description                     (Note 1)
--------------------------------------------------------------------------------

ENERGY (CONTINUED)

*  83,900   Mallon Resources Corp.                $   671,200
*  12,100   Numar Corp.                               193,600
*  20,500   Trico Marine Services, Inc.               722,625
                                                  -----------
                                                    7,708,438
                                                  -----------

FINANCIAL SERVICES - 7.5%

   81,600   GA Financial, Inc.                      1,111,800
    6,500   ISB Financial Corp.                       106,844
* 171,100   PennFed Financial Services, Inc.        3,336,450
   40,000   Premier Financial Bancorp, Inc.           520,000
  107,700   R&G Financial Corp. (Class B)           2,140,538
   30,000   SierraWest Bancorp                        431,250
                                                  -----------
                                                    7,646,882
                                                  -----------

HEALTH CARE - 5.8%

* 133,700   AccuMed International, Inc.               467,950
* 104,750   Advance Paradigm, Inc.                    851,094
*  59,600   American Healthcorp, Inc.                 528,950
*  66,050   Cytyc Corp.                               850,394
* 113,700   FemRx, Inc.                               568,500
  111,100   Gensia, Inc.                              555,500
*  90,500   MIME Corp.                                 497,750
* 103,200   Oasis Healthier Holdings Corp.           954,600
*  85,500   Unison Healthcare Corp.                   705,375
                                                  -----------
                                                    5,980,113
                                                  -----------

RETAIL - 5.7%

* 119,350   Baby Superstore, Inc.                   3,237,369
*  93,900   Chico's Fas, Inc.                         586,875
* 208,100   Garden Ridge Corp.                      2,002,963
                                                  -----------
                                                    5,827,207
                                                  -----------

SHELTER - 2.0%

* 199,916   D.R. Horton, Inc.                       1,824,234
   27,700   Engle Homes, Inc.                         193,900
                                                  -----------
                                                    2,018,134
                                                  -----------

TECHNOLOGY (COMPONENTS) - 2.9%

* 130,600   Aware, Inc.                             1,599,850
*  46,200   Elantec Semiconductor, Inc.               248,325
*  73,200   Speedfam International, Inc.            1,152,899
                                                  -----------
                                                    3,001,074
                                                  -----------

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                           FREMONT U.S. MICRO-CAP FUND
                                October 31, 1996
--------------------------------------------------------------------------------

                                                               Value
   Shares   Security Description                             (Note 1)
--------------------------------------------------------------------------------

TECHNOLOGY (EQUIPMENT) - 12.6%

*  55,000   Ade Corp.                                      $    488,125
*  20,900   Applied Signal Technology, Inc.                      99,275
*  51,400   CEM Corp.                                           504,363
*  19,500   Cymer, Inc.                                         458,250
* 190,800   Micrel, Inc.                                      3,911,400
* 165,600   PCD, Inc.                                         1,821,600
*  78,000   PRI Automation, Inc.                              2,769,000
*  47,000   Sawtek, Inc.                                      1,421,750
*  99,300   Specialty Teleconstructors, Inc.                    732,338
   99,000   World Access, Inc.                                  742,500
                                                           ------------
                                                             12,948,601
                                                           ------------

TECHNOLOGY (SOFTWARE) - 4.7%

*   9,005   Avant! Corp.                                        272,386
*  90,800   BTG, Inc.                                         1,566,300
*  93,900   ISG International Software Group Ltd.             1,525,875
*  42,300   OrCAD, Inc.                                         433,575
*  92,500   Timeline, Inc.                                      346,875
* 140,000   V-One Corp.                                         717,497
                                                           ------------
                                                              4,862,508
                                                           ------------

TRANSPORTATION - 1.1%

* 120,000   Smithway Motor Express Corp. (Class A)            1,080,000
                                                           ------------
                                                              1,080,000
                                                           ------------

TOTAL STOCKS  (Cost $88,281,744)                             88,717,467
                                                           ------------

                                                                        Value
Face Amount/Issuer/Discount Rate/Stated Maturity                       (Note 1)
--------------------------------------------------------------------------------
SHORT TERM SECURITIES - 12.6%

  530,225   Benchmark Diversified Assets Fund                         530,225
3,000,000   A.I. Credit Corp., CP, 5.230%,11/08/96                  2,996,949
1,400,000   Heinz (H.J.) & Co., CP, 5.250%,11/20/96                 1,396,121
3,000,000   Jostens, Inc., CP, 5.330%,11/04/96                      2,998,668
5,000,000   Merrill Lynch & Co., CP, 5.630%,11/01/96                5,000,000
                                                                 ------------

TOTAL SHORT TERM SECURITIES (Cost $12,921,963)                     12,921,963
                                                                 ------------

TOTAL INVESTMENTS (Cost $101,203,707), 99.2%                      101,639,430

OTHER ASSETS AND LIABILITIES, NET, 0.8%                               841,521
                                                                 ------------

NET ASSETS, 100.0%                                               $102,480,951
                                                                 ============

PORTFOLIO ABBREVIATIONS:
     CP  - Commercial Paper

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                               FREMONT GROWTH FUND
                                October 31, 1996

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
IN SECURITIES AND NET ASSETS

                                             Country     Value
   Shares   Security Description              Code     (Note 1)
--------------------------------------------------------------------------------

STOCKS - 97.7%
BUSINESS EQUIPMENT & SERVICES - 3.8%

    2,500  Danka Business Systems PLC, ADR     UK  $     99,063
*   1,500  Career Horizons, Inc.               US        60,938
*   6,500  Ceridian Corp.                      US       322,563
*   2,500  Computer Sciences Corp.             US       185,625
*   3,500  COREStaff, Inc.                     US        89,250
*   4,000  Dendrite International, Inc.        US       106,500
    8,600  First Data Corp.                    US       685,850
*   5,000  Fiserv, Inc.                        US       191,875
*   2,000  Interim Services, Inc.              US        80,000
*   4,000  Medic Computer Systems, Inc.        US       113,000
    3,500  Paychex, Inc.                       US       199,500
    3,500  Stewart Enterprises, Inc. (Class A) US       119,875
   20,800  WMX Technologies, Inc.              US       715,000
                                                   ------------
                                                      2,969,039
                                                   ------------

CAPITAL GOODS - 3.2%

   10,900  Caterpillar, Inc.                   US       748,013
    4,000  Crane Co.                           US       186,000
    7,300  Emerson Electric Co.                US       649,700
   13,800  PACCAR, Inc.                        US       769,350
    4,000  Sundstrand Corp.                    US       161,000
                                                   ------------
                                                      2,514,063
                                                   ------------

CONSUMER DURABLES - 4.5%

   22,600  Chrysler Corp.                      US       759,925
   25,700  Ford Motor Co.                      US       803,125
   20,300  General Motors Corp.                US     1,093,663
   14,600  Goodyear Tire & Rubber Co.          US       669,775
    5,500  Harley-Davidson, Inc.               US       248,188
                                                   ------------
                                                      3,574,676
                                                   ------------


CONSUMER SERVICES - 2.2%

*   9,000  CUC International, Inc.             US       220,500
    7,000  Gannett Co., Inc.                   US       531,125
    5,000  Loewen Group, Inc.                  US       198,125
*   5,500  Promus Hotel Corp.                  US       174,625
    7,300  Tribune Co.                         US       596,775
                                                   ------------
                                                      1,721,150
                                                   ------------

ENERGY - 15.0%

*   3,500  Petroleum Geo-Services AS, ADR      NO       119,875
   13,700  Amoco Corp.                         US     1,037,775
    5,700  Atlantic Richfield Co.              US       755,250
    3,000  Camco International, Inc.           US       116,250
   19,100  Chevron Corp.                       US     1,255,825
   22,500  Exxon Corp.                         US     1,994,063
   12,700  Kerr-McGee Corp.                    US       796,925
   11,700  Mobil Corp.                         US     1,365,975
    1,000  Noble Affiliates, Inc.              US        43,500
   28,100  Occidental Petroleum Corp.          US       688,450
   15,400  Phillips Petroleum Co.              US       631,400
    7,200  Schlumberger Ltd.                   US       713,700
   13,900  Texaco, Inc.                        US     1,412,588


                                             Country     Value
   Shares   Security Description              Code     (Note 1)
--------------------------------------------------------------------------------

ENERGY (CONTINUED)

    3,500  Transocean Offshore, Inc.           US  $    221,375
*   1,500  Triton Energy Ltd.                  US        66,938
   27,900  USX-Marathon Group                  US       610,312
                                                     ----------
                                                     11,830,201
                                                     ----------

FINANCIAL SERVICES (BANKS) - 11.9%

   13,400  Banc One Corp.                      US       567,825
    9,000  BankAmerica Corp.                   US       823,500
    6,600  Bankers Trust New York Corp.        US       557,700
    9,900  Chase Manhattan Corp.               US       848,925
   14,700  Citicorp                            US     1,455,300
   14,300  First Chicago NBD Corp.             US       729,300
   25,500  First Hawaiian, Inc.                US       790,500
    6,800  First Union Corp.                   US       494,700
    7,500  Mellon Bank Corp.                   US       488,437
    7,000  Nationsbank Corp.                   US       659,750
   12,500  Norwest Corp.                       US       548,437
   10,300  Republic New York Corp.             US       785,375
   12,900  Suntrust Banks, Inc.                US       601,462
                                                     ----------
                                                      9,351,211
                                                     ----------

FINANCIAL SERVICES (OTHER) - 11.1%

    1,000  Ace Ltd.                            US        54,750
   20,000  Ahmanson (H.F.) & Co.               US       627,500
   16,400  Allstate Corp.                      US       920,450
   12,000  American Express Co.                US       564,000
    4,200  Cigna Corp.                         US       548,100
    1,500  CMAC Investment Corp.               US       103,687
   12,400  Dean Witter, Discover & Co.         US       730,050
    7,100  Federal Home Loan Mortgage Corp.    US       717,100
   23,100  Federal National Mortgage
            Association                       US        903,787
    3,100  General Re Corp.                    US       456,475
    3,000  Green Tree Financial Corp.          US       118,875
    7,000  Mercury General Corp.               US       341,250
    5,000  MGIC Investment Corp.               US       343,125
    1,500  NAC Re Corp.                        US        52,687
   10,000  Price (T. Rowe) Associates          US       341,250
    6,000  TCF Financial Corp.                 US       232,500
   15,200  Travelers, Inc.                     US       824,600
   26,700  USLIFE Corp.                        US       834,375
                                                     ----------
                                                      8,714,561
                                                     ----------

HEALTH CARE - 5.7%

*   7,000  Elan Corp. PLC, ADR                 IR       194,250
   13,700  Aetna, Inc.                         US       916,187
*   4,000  Amgen, Inc.                         US       245,250
*   5,500  Cephalon, Inc.                      US       123,062
*   4,000  Cerner Corp.                        US        48,500
   21,900  Columbia HCA Healthcare Corp.       US       782,925
    5,000  HBO & Co.                           US       300,625
*   2,000  HCIA, Inc.                          US        55,500
*   8,500  Healthsouth Rehabilitation Corp.    US       318,750
    8,800  Medtronic, Inc.                     US       566,500
*   6,500  Oxford Health Plans, Inc.           US       295,750
    9,600  Warner-Lambert Co.                  US       610,800
                                                     ----------
                                                      4,458,099
                                                     ----------

*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                               FREMONT GROWTH FUND
                                October 31, 1996

                                                       Country     Value
   Shares   Security Description                        Code     (Note 1)
--------------------------------------------------------------------------------

MULTI-INDUSTRY - 2.1%

   11,800  Allied-Signal, Inc.                           US   $   772,900
   11,400  Minnesota Mining & Manufacturing Co.          US       873,525
                                                               ----------
                                                                1,646,425
                                                               ----------

RAW MATERIALS - 3.9%

   12,000  Dow Chemical Co.                              US       933,000
    7,100  Du Pont (E.I.) de Nemours & Co.               US       658,525
   31,200  Engelhard Corp.                               US       569,400
   19,200  Goodrich (B.F.) Co.                           US       813,600
    2,500  IMC Global, Inc.                              US        93,750
                                                               ----------
                                                                3,068,275
                                                               ----------

RETAIL - 4.3%

*  26,000  Federated Department Stores, Inc.             US       858,000
   12,500  Home Depot, Inc.                              US       684,375
*   6,500  Kohls Corp.                                   US       234,000
    9,900  Penney (J.C.), Inc.                           US       519,750
*   4,000  PETsMART, Inc.                                US       108,000
   10,900  Sears Roebuck & Co.                           US       527,287
   18,200  Wal Mart Stores, Inc.                         US       484,575
                                                               ----------
                                                                3,415,987
                                                               ----------

SHELTER - 3.6%

   11,600  Armstrong World Industries, Inc.              US       774,300
   14,500  International Paper Co.                       US       619,875
    7,900  Kimberly-Clark Corp.                          US       736,675
   12,600  Mead Corp.                                    US       715,050
                                                               ----------
                                                                2,845,900
                                                               ----------
TECHNOLOGY - 13.7%

*   5,500  Business Objects SA, ADR                      FR        81,813
*   3,500  Baan Co. NV                                   NL       129,500
*   3,500  ADC Telecommunications, Inc.                  US       239,312
   18,100  Amp, Inc.                                     US       613,137
*   8,000  Analog Devices, Inc.                          US       208,000
*   3,000  Aspen Technologies, Inc.                      US       201,750
   10,900  Boeing Co.                                    US     1,039,588
*   5,500  Cisco Systems, Inc.                           US       340,313
*  12,700  Compaq Computer Corp.                         US       884,238
*   2,500  Electronics for Imaging, Inc.                 US       180,000
   15,800  Hewlett-Packard Co.                           US       697,175
   14,900  International Business Machines Corp.         US     1,922,100
*   1,500  Legato Systems, Inc.                          US        53,250
*   2,000  Microsoft Corp.                               US       274,500
   22,400  Motorola, Inc.                                US     1,030,400
*   8,000  Parametric Technology Corp.                   US       391,000
*   3,500  Peoplesoft, Inc.                              US       314,125
*   4,000  PictureTel Corp.                              US       108,000
*   1,500  Premisys Communications, Inc.                 US        75,000
   11,900  Rockwell International Corp.                  US       654,500
*   2,000  U.S. Robotics Corp.                           US       125,750
    7,900  United Technologies Corp.                     US     1,017,125
*   5,500  Xilinx, Inc.                                  US       180,125
                                                               ----------
                                                               10,760,701
                                                               ----------

                                                       Country     Value
   Shares   Security Description                        Code     (Note 1)
--------------------------------------------------------------------------------

TRANSPORTATION - 2.2%

    8,800  Burlington Northern Santa Fe                  US   $   724,900
   10,000  Conrail, Inc.                                 US       951,250
                                                               ----------
                                                                1,676,150
                                                               ----------

UTILITIES - 10.5%

*  26,800  AirTouch Communications, Inc.                 US       700,150
   12,100  Ameritech Corp.                               US       662,475
   12,200  Bell Atlantic Corp.                           US       735,050
   25,700  Bellsouth Corp.                               US     1,047,275
   10,000  Boston Edison Co.                             US       240,000
   15,500  Coastal Corp.                                 US       666,500
   27,500  Entergy Corp.                                 US       770,000
   26,200  GPU, Inc.                                     US       861,325
*   3,000  LCI International, Inc.                       US        95,625
   43,000  Pacific Gas & Electric Co.                    US     1,010,500
*   6,000  Paging Network, Inc.                          US       102,750
   12,800  SBC Communications, Inc.                      US       622,400
   28,700  Unicom Corp.                                  US       746,200
                                                               ----------
                                                                8,260,250
                                                               ----------

TOTAL STOCKS (Cost $72,318,053)                                76,806,688
                                                               ----------

                                            Country      Value
Face Amount/Issuer                           Code      (Note 1)
--------------------------------------------------------------------------------

SHORT TERM SECURITIES - 1.9%

1,527,432  Benchmark Diversified Assets Fund   US     1,527,432
                                                   ------------

TOTAL SHORT TERM SECURITIES (Cost $1,527,432)         1,527,432
                                                   ------------

TOTAL INVESTMENTS (Cost $73,845,485), 99.6%          78,334,120

OTHER ASSETS AND LIABILITIES, NET, 0.4%                 289,992
                                                   ------------

NET ASSETS, 100.0%                                 $ 78,624,112
                                                   ============


PORTFOLIO ABBREVIATIONS:
  ADR - American Depository Receipt

COUNTRY DIVERSIFICATION

    Country                                     % of
     Code      Country Name                  Net Assets
--------------------------------------------------------------------------------
       FR         France                          0.1%
       IR         Ireland                         0.2%
       NL         Netherlands                     0.2%
       NO         Norway                          0.2%
       UK         United Kingdom                  0.1%
       US         United States                  99.2%
                                                -----
                  TOTAL                         100.0%
                                                =====


*Non-income producing securities
The accompanying notes are an integral part of these financial statements.

                                FREMONT BOND FUND
                                October 31, 1996


STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                       Coupon         Maturity           Value
         Principal  Issuer                                                              Rate            Date           (Note 1)
--------------------------------------------------------------------------------------------------------------------------------

BONDS - 101.6%
COLLATERALIZED MORTGAGE OBLIGATIONS - 48.8%

          528,948   Collateralized Mortgage Securities Corp. CMO, J-5Z, REMIC........    7.985%        05/01/17      $   543,817
        1,511,289   FHLMC CMO, 1018 0Z, PAC-1 (11) REMIC.............................    7.000%        11/15/20        1,470,636
          539,232   FNMA CMO, 1990-53G, PAC REMIC....................................    8.000%        12/25/18          546,813
       15,000,000   FNMA CMO, 1992-131KA, PAC(11) REMIC..............................    8.000%        01/25/22       15,763,950
          200,000   FNMA CMO, 1993-11J, PAC REMIC....................................    7.500%        02/25/08          204,242
        1,613,946   MDC Mortgage Funding Corp. CMO, P-4Z.............................    9.500%        11/20/17        1,607,894
        1,000,000   Morgan Stanley Mortgage Trust CMO, 40-8, PAC (11) REMIC..........    7.000%        07/20/21          985,890
        7,978,928   Prudential Bache CMO Trust, 14-GZ, REMIC.........................    8.400%        03/20/21        8,279,384
          536,814   Resolution Trust Corp. CMO, 1992-M4 A1 REMIC.....................    8.000%        09/25/21          541,511
          980,959   Ryland Mortgage Securities Corp. CMO, 1993-8-A, REMIC............    7.822%        09/25/23          996,286
          567,574   Saxon Mortgage Securities Corp. CMO, 1992-1 A1, ARM REMIC........    7.622%        09/25/22          574,846
        3,000,000   Securitized Asset Sales, Inc. CMO, 1993-2A9, PAC (11) REMIC......    6.200%        07/25/08        2,908,110
                                                                                                                     -----------
                                                                                                                      34,423,379
                                                                                                                     -----------

FIXED RATE AND ADJUSTABLE RATE MORTGAGE SECURITIES - 29.6%

          639,668   FHLMC............................................................    8.250%        08/01/17          662,453
          430,439   FHLMC............................................................    6.500%        01/01/26          412,817
          218,479   FHLMC............................................................    6.500%        03/01/26          209,329
        1,131,996   FHLMC............................................................    6.500%        04/01/26        1,084,588
          223,377   FHLMC............................................................    6.500%        05/01/26          214,231
          774,553   FNMA ARM.........................................................    6.069%        12/01/27          771,409
        1,018,559   FNMA ARM.........................................................    7.766%        11/01/23        1,055,798
        3,630,444   GNMA II ARM......................................................    7.125%        08/20/23        3,701,202
        2,250,630   GNMA.............................................................    7.000%        01/15/26        2,206,322
        7,767,157   GNMA.............................................................    7.000%        02/15/26        7,614,245
        3,000,000   GNMA TBA.........................................................    6.000%        12/23/26        3,003,750
                                                                                                                     -----------
                                                                                                                      20,936,144
                                                                                                                     -----------

FOREIGN BONDS - 11.9%

CAN$    2,500,000   Government of Canada.............................................    8.750%        12/01/05        2,173,255
NZ$     1,500,000   Government of New Zealand........................................    8.000%        04/15/04        1,102,318
NZ$     1,300,000   Government of New Zealand........................................   10.000%        03/15/02        1,027,650
US$     1,960,000   Republic of Argentina, FRN
                     (Callable Semiannually in March or September @ 100).............    6.625%        03/31/05        1,607,200
US$     3,000,000   United Mexican States, FRN
                     (Callable Semiannually in June or December @ 100)...............    6.453%        12/31/19        2,463,750
                                                                                                                     -----------
                                                                                                                       8,374,173
                                                                                                                     -----------

CORPORATE BONDS - 10.7%

          260,000   CMS Energy Corp. (Callable 10/01/97 @ 101.65)....................    9.875%        10/01/99          270,400
          870,000   Delta Air Lines, Inc. (Sinking Fund Bond)........................    9.450%        02/14/06          965,622
        1,749,000   Delta Air Lines, Inc. (Sinking Fund Bond)........................    9.450%        02/26/06        1,942,072
        2,000,000   Time Warner, Inc.................................................    7.450%        02/01/98        2,029,560
          225,000   Time Warner, Inc.................................................    7.975%        08/15/04          230,317
          450,000   Time Warner, Inc.................................................    8.110%        08/15/06          457,969
          450,000   Time Warner, Inc.................................................    8.180%        08/15/07          463,073
        1,000,000   United Airlines..................................................   10.670%        05/01/04        1,186,579
                                                                                                                     -----------
                                                                                                                       7,545,592
                                                                                                                     -----------

The accompanying notes are an integral part of these financial statements.

                                FREMONT BOND FUND
                                October 31, 1996


                                                                                       Coupon         Maturity           Value
         Principal  Issuer                                                              Rate            Date           (Note 1)
--------------------------------------------------------------------------------------------------------------------------------

STRIPPED MORTGAGE SECURITIES - 0.6%

        4,094,587   FNMA Interest Only, 1994-27WB, PAC-1 REMIC.......................    6.500%        06/25/14     $    245,962
          168,039   FNMA Principal Only, G93-12B, PAC (11) REMIC.....................    0.000%        02/25/23          160,949
                                                                                                                    ------------
                                                                                                                         406,911
                                                                                                                    ------------

                    TOTAL BONDS (Cost $69,821,209)                                                                    71,686,199
                                                                                                                    ------------

OTHER SECURITIES - 6.7%

        1,169,146   Benchmark Diversified Assets Fund.........................................................         1,169,146
           20,000   Long Island Lighting Co. (Convertible Preferred Stock)....................................           472,500
        7,000,000   Call Option on U.S. Treasury Note, 5.625%, 11/30/00,
                     Strike @ 91.875000, Exp. 01/06/97.........................................................          464,310
          400,000   Abbott Laboratories, CP..........................................    5.230%        11/21/96          398,838
          300,000   Caisse d'Amortissement de la Dette Sociale, CP...................    5.260%        11/27/96          298,860
          400,000   Caisse d'Amortissement de la Dette Sociale, CP...................    5.300%        12/04/96          398,057
        1,200,000   General Electric Capital Corp., CP...............................    5.250%        12/12/96        1,192,825
     +     65,000   U.S. Treasury Bill...............................................    5.035%        11/21/96           64,818
     +     90,000   U.S. Treasury Bill...............................................    5.100%        11/14/96           89,834
     +    105,000   U.S. Treasury Bill...............................................    5.105%        11/14/96          104,807
     +     95,000   U.S. Treasury Bill...............................................    5.270%        11/14/96           94,819
                                                                                                                    ------------

                    TOTAL OTHER SECURITIES (Cost $4,712,262)                                                           4,748,814
                                                                                                                    ------------
                    TOTAL INVESTMENTS (Cost $74,533,471), 108.3%                                                      76,435,013
                    OTHER ASSETS AND LIABILITIES, NET, (8.3)%                                                        (5,857,950)
                                                                                                                    ------------
                    NET ASSETS, 100.0%                                                                              $ 70,577,063
                                                                                                                    ============

PORTFOLIO ABBREVIATIONS:
    ARM  - Adjustable Rate Mortgage
    CMO  - Collateralized Mortgage Obligation
     CP  - Commercial Paper
  FHLMC  - Federal Home Loan Mortgage Corp.
   FNMA  - Federal National Mortgage Association
    FRN  - Floating Rate Note
   GNMA  - Government National Mortgage Association
    PAC  - Planned Amortization Class
  REMIC  - Real Estate Mortgage Investment Conduit
    TBA  - To Be Announced

CURRENCY ABBREVIATIONS:
   CAN$  - Canadian Dollar
    NZ$  - New Zealand Dollar
    US$  - US Dollar


+On deposit with broker for initial margin on futures contracts (Note 1).
 The accompanying notes are an integral part of these financial statements.

                            FREMONT MONEY MARKET FUND
                                October 31, 1996


STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                       Discount       Maturity          Value
         Principal         Issuer                                                        Rate           Date          (Note 1)
----------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 84.3%

        10,000,000         Abbey National North America Corp. .......................   5.320%        11/04/96    $  9,995,567
         5,000,000         Akzo Nobel, Inc. .........................................   5.330%        01/29/97       4,934,115
         5,000,000         Allianz of America Finance Corp. .........................   5.340%        11/13/96       4,991,100
         5,000,000         Associates Corp. of North America ........................   5.390%        02/03/97       4,929,631
         5,000,000         B.B.V. Finance (Delaware), Inc. ..........................   5.290%        11/13/96       4,991,183
         5,000,000         Bank One Corp.*...........................................   5.300%        11/21/96       4,985,278
         5,000,000         British Columbia, Province of ............................   5.310%        12/19/96       4,964,600
         5,000,000         BTR Dunlop Finance, Inc. .................................   5.480%        11/21/96       4,984,778
         5,000,000         C.I.T. Group Holdings, Inc. ..............................   5.380%        11/19/96       4,986,550
         5,000,000         Cargill Financial Services Corp.*.........................   5.330%        04/23/97       4,871,932
         5,000,000         Clorox Co. ...............................................   5.370%        11/04/96       4,997,763
         5,000,000         CPC International, Inc.*..................................   5.300%        11/08/96       4,994,847
         5,000,000         Daimler-Benz North America Corp. .........................   5.290%        11/27/96       4,980,897
         5,000,000         Dairy Investments (Bermuda) Ltd.*.........................   5.320%        01/30/97       4,933,500
         5,000,000         Deutsche Bank Financial, Inc..............................   5.320%        01/21/97       4,940,150
         5,000,000         Electricite de France ....................................   5.400%        02/03/97       4,929,500
         5,000,000         Electricity Corp. of New Zealand Ltd. ....................   5.280%        11/08/96       4,994,867
         5,000,000         Ford Motor Credit Corp. ..................................   5.350%        11/18/96       4,987,368
         5,000,000         General Electric Capital Corp. ...........................   5.330%        04/21/97       4,873,413
         5,000,000         Glaxo Wellcome PLC*.......................................   5.290%        11/12/96       4,991,918
         5,000,000         Goldman Sachs & Co. ......................................   5.250%        11/27/96       4,981,042
         5,000,000         Hancock, John Capital Corp.*..............................   5.350%        12/30/96       4,956,160
         5,000,000         Hewlett-Packard Co. ......................................   5.400%        12/03/96       4,976,000
         5,000,000         Hitachi America Ltd. .....................................   5.340%        03/25/97       4,893,200
         5,000,000         International Business Machines Corp. ....................   5.320%        01/10/97       4,948,278
         5,000,000         Jostens, Inc. ............................................   5.330%        11/04/96       4,997,779
         5,000,000         Marsh & McLennan Cos., Inc.*..............................   5.350%        05/06/97       4,861,792
         5,000,000         Merrill Lynch & Co., Inc. ................................   5.400%        01/06/97       4,950,500
         5,000,000         MetLife Funding, Inc. ....................................   5.300%        01/08/97       4,949,944
         5,000,000         Mitsui & Co. (U.S.A.), Inc. ..............................   5.340%        12/26/96       4,959,208
        10,000,000         Morgan (J.P.) & Co., Inc. ................................   5.490%        12/09/96       9,942,050
         5,000,000         National Rural Utilities Cooperative Finance Corp. .......   5.300%        01/13/97       4,946,264
         5,000,000         New Zealand, Her Majesty the Queen in right of............   5.270%        01/21/97       4,940,713
         5,000,000         Panasonic Finance, Inc.*..................................   5.380%        11/08/96       4,994,769
         5,000,000         Repsol International Finance BV...........................   5.330%        12/09/96       4,971,869
         5,000,000         Rexam PLC*................................................   5.370%        12/16/96       4,966,438
         5,000,000         RTZ America, Inc.*........................................   5.300%        01/24/97       4,938,167
         5,000,000         Sandoz Corp. .............................................   5.400%        11/07/96       4,995,500
         5,000,000         Sherwin-Williams Co.*.....................................   5.270%        12/23/96       4,961,939
         5,000,000         Siemens Capital Corp......................................   5.290%        02/04/97       4,930,201
         5,000,000         Sony Capital Corp.*.......................................   5.260%        12/20/96       4,964,203
         5,000,000         Stanford, Leland Junior University........................   5.500%        12/18/96       4,964,097
        10,000,000         Sweden, Kingdom of .......................................   5.250%        12/18/96       9,931,458
         5,000,000         Swedish Export Credit Corp. ..............................   5.300%        01/14/97       4,945,528
         5,000,000         Toronto Dominion Holdings USA, Inc. ......................   5.270%        12/20/96       4,964,135
         5,000,000         Toshiba International Finance PLC (UK) ...................   5.360%        12/11/96       4,970,222
         5,000,000         Toyota Motor Credit Corp. ................................   5.310%        02/03/97       4,930,675
         5,000,000         Transamerica Finance Corp. ...............................   5.390%        11/20/96       4,985,776
         5,000,000         Unilever Capital Corp.*...................................   5.210%        12/05/96       4,975,397
         5,000,000         Union Bank of Switzerland Finance, Inc. ..................   5.625%        11/01/96       5,000,000
         5,000,000         USAA Capital Corp. .......................................   5.400%        01/07/97       4,949,750
         5,000,000         Wool International .......................................   5.270%        11/26/96       4,981,701
         5,000,000         Yale University ..........................................   5.380%        11/22/96       4,984,308
                                                                                                                   -----------
                           TOTAL COMMERCIAL PAPER                                                                  277,868,020
                                                                                                                   -----------


* These securities are generally issued to insitutional investors. Any resale must be in an exempt transaction pursuant to Section 4(2) of the Securities Act of 1933.

   The accompanying notes are an integral part of these financial statements.

                           FREMONT MCNEY MARKET FUND

                                October 31, 1996

                                                                                    Discount      Maturity            Value
          Principal     Issuer                                                        Rate          Date            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
OTHER SHORT TERM SECURITIES - 15.4%
           926,146      Benchmark Diversified Assets Fund ................................................       $    926,146
        10,000,000      Bayerische Verinsbank AG, Yankee CD+ .....................   5.260%        03/06/97        10,000,000
        10,000,000      Berliner Handels-und Frankfurt Bank, Eurodollar TD+ ......   5.500%        11/04/96        10,000,000
        10,000,000      Federal Home Loan Bank, AN+...............................   5.415%        01/17/97        10,000,000
        10,000,000      Federal Home Loan Bank, AN+...............................   5.670%        06/27/97        10,012,168
         5,000,000      Rabobank Nederland, Yankee CD+............................   5.500%        04/18/97         5,001,079
         5,000,000      U.S. Treasury Bill .......................................   5.430%        09/18/97         4,757,912
                                                                                                                 ------------

                        TOTAL OTHER SHORT TERM SECURITIES                                                          50,697,305
                                                                                                                 ------------

                        TOTAL INVESTMENTS (Cost $328,565,325), 99.7%                                              328,565,325

                        OTHER ASSETS AND LIABILITIES, NET, 0.3%                                                     1,086,594
                                                                                                                 ------------

                        NET ASSETS, 100.0%                                                                       $ 329,651,919
                                                                                                                 =============

PORTFOLIO ABBREVIATIONS:
     AN - Agency Note
     CD - Certificate of Deposit
     TD - Time Deposit

+The rate indicated for these securities is the stated coupon rate.
 The accompanying notes are an integral part of these financial statements.

                  FREMONT CALIFORNIA INTERMEDIATE TAX-FREE FUND
                                October 31, 1996

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                             Coupon      Maturity        Value
   Principal  Issuer                                                                          Rate         Date         (Note 1)
----------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS - 94.9%
 1,000,000    Anaheim, CA Public Finance Authority Revenue Bond, Anaheim Electric
               Utility Projects ...................................................          5.600%      10/01/16      $  977,080
 1,000,000    California State Dept. of Veterans Affairs, Home Purchase Revenue 1991
               Ser. A .............................................................          6.450%      08/01/00       1,041,920
   500,000    California State Dept. of Water Resources, Central Valley Project Revenue...   4.800%      12/01/07         487,770
 1,000,000    California State Dept. of Water Resources, Central Valley Project Revenue
               Ser. H..............................................................          6.400%      12/01/00       1,085,190
 1,000,000    California State GO, Various Purpose ................................          6.500%      08/01/97       1,020,890
 1,000,000    California State Public Works Board, Lease Revenue Dept. of Corrections,
               Madera County State Prison 1990 Ser. A .............................          6.700%      09/01/97       1,024,330
 1,000,000    California State Public Works Board, Lease Revenue Dept. of Corrections,
               Prison D ...........................................................          5.100%      06/01/06         999,200
 1,000,000    California State Public Works Board, Lease Revenue Refunding, Trustees of
               The California State University, 1995 Ser. B .......................          5.600%      04/01/06       1,027,340
 1,000,000    Contra Costa Transportation Authority, Sales Tax Revenue 1991 Ser. A...        6.400%      03/01/01       1,080,300
 1,000,000    Contra Costa Water Authority, Water Treatment Revenue Refunding 1993
               Ser. A (FGIC Insured) ..............................................          5.300%      10/01/05       1,032,230
 1,000,000    Contra Costa Water District, Water Revenue Ser. F (FGIC Insured) ....          5.250%      10/01/08       1,009,300
 1,000,000    East Bay CA MUD, Water System Subordinated Revenue Ser. 1994 ........          8.500%      06/01/98       1,071,270
 1,000,000    City of Irvine, Assessment District No. 89-10, Limited Obligation Refunding
               Improvement (MBIA Insured) .........................................          4.200%      09/02/05         927,130
   750,000    Los Angeles County Sanitation District Finance Authority, 1993 Ser. A          5.250%      10/01/06         768,472
 1,000,000    Los Angeles Dept. of Water & Power, Electric Plant Revenue ..........          4.700%      10/15/06         974,610
 1,000,000    Los Angeles Dept. of Water & Power, Electric Plant Revenue Refunding...        5.500%      09/01/07       1,029,160
 1,000,000    Los Angeles Dept. of Water & Power, Waterworks Revenue Refunding ......        5.625%      04/15/08       1,029,790
 1,000,000    Los Angeles, CA Convention & Exhibition Center Authority, Lease Revenue
               Bonds Refunding Ser. A .............................................          5.200%      08/15/09         997,610
 1,000,000    City of Los Angeles, 1990 Solid Waste Collection Project COP Revenue...        6.400%      11/01/97       1,025,870
   500,000    M-S-R Public Power Agency, San Juan Project Revenue Ser. D (AMBAC Insured)...  6.300%      07/01/98         511,750
 1,000,000    M-S-R Public Power Agency, San Juan Project Revenue Ser. F ..........          5.650%      07/01/03       1,059,330
 1,000,000    Metropolitan Water District of Southern California, Waterworks GO
               Refunding 1993 Ser. A ..............................................          5.250%      03/01/05       1,032,270
 1,000,000    Modesto High School District, 1993 GO Refunding (FGIC Insured) ......          5.300%      08/01/04       1,038,190
 1,000,000    Modesto Irrigation District Finance Authority, Domestic Water Project
               Revenue 1992 Ser. A (AMBAC Insured) ................................          5.650%      09/01/03       1,060,600
 1,000,000    Northern California Power Agency, Geothermal Project #3 Revenue Ser. A...      5.600%      07/01/06       1,033,240
 1,000,000    Orange County Transportation Authority, Measure M Sales Tax Revenue
               First Ser. 1992 ....................................................          6.500%      02/15/06       1,070,420
 1,000,000    Orange County Transportation Authority, Measure M Sales Tax Revenue
               Second Senior Ser. 1994 (FGIC Insured) .............................          5.000%      02/15/08         992,690
   500,000    Orange County Water District, COP 1990 Project A ....................          6.500%      08/15/98         522,955
   500,000    City of Pasadena, Electric Works Revenue Ser. 1990 ..................          6.500%      08/01/99         530,135
   500,000    City of Pasadena, GO Refunding ......................................          5.000%      06/01/07         495,725
 1,000,000    Rancho Cucamonga RDA, 1994 Tax Allocation Refunding (MBIA Insured) ..          5.000%      09/01/07         999,520
 1,000,000    City of Riverside, Electric Revenue 1991 ............................          6.100%      10/01/00       1,061,800
 1,000,000    City of Riverside, Electric Revenue Refunding 1993 ..................          5.000%      10/01/06         999,960
 1,000,000    Sacramento County Sanitation District Finance Authority, Revenue Bond
               (MBIA Insured) .....................................................          5.000%      12/01/08         990,570
 1,000,000    Sacramento MUD, Electric Revenue 1991 Ser. Y ........................          6.250%      09/01/00       1,067,620
 1,000,000    San Bernardino County Transportation Authority, Sales Tax Revenue 1992
               Ser. A (FGIC Insured) ..............................................          6.000%      03/01/03       1,075,810

The accompanying notes are an integral part of these financial statements.

                  FREMONT CALIFORNIA INTERMEDIATE TAX-FREE FUND
                                October 31, 1996

                                                                                             Coupon      Maturity        Value
   Principal  Issuer                                                                          Rate         Date         (Note 1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
 1,000,000    San Francisco, CA Bay Area Rapid Transit, Sales Tax Revenue Refunding...      6.400%       07/01/97     $ 1,018,120
 1,000,000    City and County of San Francisco International Airport, Revenue Second Ser.
               Issue 1 (AMBAC Insured) ............................................         6.100%       05/01/03       1,083,160
 1,000,000    City and County of San Francisco RDA, Lease Revenue Ser. 1991
               (George R. Moscone Convention Center) (AMBAC Insured) ..............         6.200%       10/01/00       1,071,240
 1,000,000    City and County of San Francisco Sewer, Revenue Refunding Ser. 1992
               (AMBAC Insured) ....................................................         5.800%       10/01/05       1,064,830
 1,000,000    San Jose, CA Finance Authority, Convention Center Revenue Refunding
               Project Ser. C (MBIA Insured) ......................................         5.750%       09/01/03       1,055,310
 1,000,000    Santa Margarita/Dana Point Authority Orange County, Revenue Bond Ser. A...    5.375%       08/01/04       1,039,720
              Southern California Public Power Authority
 1,000,000     Mead-Phoenix Project Revenue 1994 Ser. A (AMBAC Insured) ...........         4.750%       07/01/09         944,800
 1,000,000     Mead-Phoenix Project Revenue 1994 Ser. A (AMBAC Insured) ...........         4.750%       07/01/08         957,980
 1,000,000     Palo Verde Power Projects Revenue 1993 Ser. A ......................         5.100%       07/01/06       1,010,050
   500,000    City of Stockton, 1990 Wastewater System Project COP (AMBAC Insured)          6.700%       09/01/98         525,195
   500,000    City of Stockton, 1990 Wastewater System Project COP (AMBAC Insured)          6.800%       09/01/99         530,735
 1,000,000    University of California, Housing System Revenue 1993 Ser. A (MBIA Insured).. 5.500%       11/01/08       1,020,990
   500,000    University of California, Research Facilities Revenue 1995 Ser. C
               (AMBAC Insured) ....................................................         5.100%       09/01/07         501,550
 1,000,000    West & Central Basin Finance Authority, West Basin Water Revenue
               Refunding Project (AMBAC Insured) ..................................         5.125%       08/01/06       1,015,420
 1,500,000    Yucaipa School Facilities Finance Authority, 1995 Sweetwater Refunding
               (MBIA Insured) .....................................................         6.000%       09/01/10       1,555,695
                                                                                                                      -----------
              TOTAL MUNICIPAL BONDS (Cost $46,848,541)                                                                 48,546,842
                                                                                                                      -----------

SHORT TERM SECURITIES - 3.7%

 1,000,000    California State Revenue Anticipation Notes Ser. A ..................         4.500%       06/30/97       1,005,880
   900,064    Provident Institutional Fund: Municipal Fund for California Investors, Inc. .......................         900,064
                                                                                                                      -----------

              TOTAL SHORT TERM SECURITIES (Cost $1,904,017)                                                             1,905,944
                                                                                                                      -----------

              TOTAL INVESTMENTS (Cost $48,752,558), 98.6%                                                              50,452,786

              OTHER ASSETS AND LIABILITIES, NET, 1.4%                                                                     703,258
                                                                                                                      -----------

              NET ASSETS, 100.0%                                                                                     $ 51,156,044
                                                                                                                     ============

PORTFOLIO ABBREVIATIONS:
   AMBAC - American Municipal Bond Assurance Corp.
     COP - Certificates of Participation
    FGIC - Financial Guaranty Insurance Corp.
      GO - General Obligation
    MBIA - Municipal Bond Investor Assurance Corp.
     MUD - Municipal Utility District
     RDA - Redevelopment Agency

The accompanying notes are an integral part of these financial statements.

                           FREMONT MUTUAL FUNDS, INC.

                                October 31, 1996

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  INTERNATIONAL    INTERNATIONAL     EMERGING
                                                                     GLOBAL           GROWTH         SMALL CAP       MARKETS
                                                                      FUND             FUND            FUND           FUND
                                                                      ----             ----            ----           ----
ASSETS:
   Investments in securities at cost                              $542,076,336     $ 32,567,672    $  9,056,967    $  3,838,200
                                                                  ============     ============    ============    ============
   Investments in securities at value (Note 1)                     569,661,939       34,997,588       9,169,271       3,794,360
   Securities lending collateral (Note 1)                           34,883,640        4,004,476         219,791          71,319
   Cash                                                                    --               --           35,310          46,424
   Dividends and interest receivable                                 4,115,885           35,584          20,090           1,167
   Receivable for securities sold                                          --           275,447             --           21,682
   Receivable from sale of fund shares                                 309,335            8,064           3,091             457
   Variation margin receivable                                             --               --              --              --
   Unrealized appreciation on foreign currency contracts                29,466              --              --              --
   Prepaid expense                                                       4,925              --              --              --
   Unamortized organization costs (Note 3)                                 --               --              --           17,518
                                                                  ------------     ------------    ------------    ------------
      TOTAL ASSETS                                                 609,005,190       39,321,159       9,447,553       3,952,927
                                                                  ------------     ------------    ------------    ------------

LIABILITIES:
   Liabilities for securities lending collateral                    34,883,640        4,004,476         219,791          71,319
   Liabilities for options written (Note 4)                                --               --              --              --
   Dividends payable to shareholders                                       --               --              --              --
   Reverse repurchase agreement (Note 1)                                   --               --              --              --
   Payable for securities purchased                                        --               --              --           92,330
   Payable to management company                                           --               --              --           17,518
   Payable for fund shares redeemed                                    470,983              150           2,550             --
   Unrealized depreciation on foreign currency contracts               979,032              --              --              11
   Accrued expenses:
      Investment advisory and administrative fees                      362,362           43,787          11,037             --
      Shareholder servicing fees                                        10,500              --              --              --
      Custody fees                                                      58,362              --              --              --
      Accounting fees                                                   28,000              --              --              --
      Audit and legal fees                                              31,515              --              --              --
      Other payables                                                    30,560              --              --              --
                                                                  ------------     ------------    ------------    ------------
      TOTAL LIABILITIES                                             36,854,954        4,048,413         233,378         181,178
                                                                  ------------     ------------    ------------    ------------

NET ASSETS                                                        $572,150,236     $ 35,272,746    $  9,214,175    $  3,771,749
                                                                  ============     ============    ============    ============

Net assets consist of:
   Paid in capital                                                $474,152,043     $ 32,740,261    $  8,869,021    $  3,892,802
   Undistributed net investment income (loss)                        2,241,575              --           27,143           7,385
   Unrealized appreciation (depreciation) on investments            27,585,603        2,429,916         112,304         (43,840)
   Unrealized appreciation (depreciation) on foreign currency
     contracts and other assets and liabilities                       (928,008)            (485             869              11
   Accumulated net realized gain (loss)                             69,099,023          103,054         204,838         (84,609)
                                                                  ------------     ------------    ------------    ------------

NET ASSETS                                                        $572,150,236     $ 35,272,746    $  9,214,175    $  3,771,749
                                                                  ============     ============    ============    ============

SHARES OF CAPITAL STOCK OUTSTANDING                                 37,869,936        3,392,090         907,834         391,921
                                                                  ============     ============    ============    ============

NET ASSET VALUE PER SHARE                                         $      15.11     $      10.40    $      10.15    $       9.62
                                                                  ============     ============    ============    `============

The accompanying notes are an integral part of these financial statements.

                                                                                                                      CALIFORNIA
                                                                U.S.                                                 INTERMEDIATE
                                                            MICRO-CAP        GROWTH         BOND      MONEY MARKET      TAX-FREE
                                                               FUND           FUND          FUND          FUND           FUND
                                                               ----           ----          ----          ----           ----
ASSETS:
   Investments in securities at cost                       $101,203,707  $ 73,845,485  $ 74,533,471   $328,565,325  $ 48,752,558
                                                           ============  ============  ============   ============  ============
   Investments in securities at value (Note 1)              101,639,430    78,334,120    76,435,013    328,565,325    50,452,786
   Securities lending collateral (Note 1)                    17,827,172     6,891,188           --             --            --
   Cash                                                             --            --            --             --        148,990
   Dividends and interest receivable                             26,104       129,790       714,366      1,143,370       640,350
   Receivable for securities sold                                   --         82,317           --       1,318,202           --
   Receivable from sale of fund shares                        1,467,142       257,302       356,968            --          1,650
   Variation margin receivable                                      --            --         28,594            --
   Unrealized appreciation on foreign currency contracts            --            --        248,829            --            --
   Prepaid expense                                                  --            428           714          6,604           462
   Unamortized organization costs (Note 3)                          --          1,578         2,386            --            --
                                                           ------------  ------------  ------------   ------------  ------------
      TOTAL ASSETS                                          120,959,848    85,696,723    77,786,870    331,033,501    51,244,238
                                                           ------------  ------------  ------------   ------------  ------------

LIABILITIES:
   Liabilities for securities lending collateral             17,827,172     6,891,188           --             --            --
   Liabilities for options written (Note 4)                         --            --         10,000            --            --
   Dividends payable to shareholders                                --            --        13,218           9,430        29,810
   Reverse repurchase agreement (Note 1)                            --            --      3,580,000            --            --
   Payable for securities purchased                             192,651        66,286     3,395,508            --            --
   Payable to management company                                    --            --            --             --            --
   Payable for fund shares redeemed                             295,019        21,995        10,988      1,257,181         5,174
   Unrealized depreciation on foreign currency contracts            --            --        103,271            --            --
   Accrued expenses:
      Investment advisory and administrative fees               164,055        42,666        23,386         59,270        13,162
      Shareholder servicing fees                                    --          3,500         2,900          6,500         2,700
      Custody fees                                                  --          9,183         4,909          8,718         2,683
      Accounting fees                                               --          4,400         5,200         14,600         5,000
      Audit and legal fees                                          --         14,515        14,515         14,515        14,515
      Other payables                                                --         18,878        45,912         11,368        15,150
                                                           ------------  ------------  ------------   ------------  ------------
      Total liabilities                                      18,478,897     7,072,611     7,209,807      1,381,582        88,194
                                                           ------------  ------------  ------------   ------------  ------------

NET ASSETS                                                 $102,480,951  $ 78,624,112  $ 70,577,063   $329,651,919  $ 51,156,044
                                                           ============  ============  ============   ============  ============

Net assets consist of:
   Paid in capital                                         $ 96,935,718  $ 56,367,681  $ 68,832,392   $329,651,919  $ 49,410,725
   Undistributed net investment income (loss)                       --        110,727         2,647            --            --
   Unrealized appreciation (depreciation) on
      investments                                               435,723     4,488,635     2,355,038            --      1,700,228
   Unrealized appreciation (depreciation) on
      foreign currency contracts and other assets
      and liabilities                                               --            --        146,976            --            --
   Accumulated net realized gain (loss)                       5,109,510    17,657,069      (759,990)           --         45,091
                                                           ------------  ------------  ------------   ------------  ------------
NET ASSETS                                                 $102,480,951  $ 78,624,112  $ 70,577,063   $329,651,919  $ 51,156,044
                                                           ============  ============  ============   ============  ============
SHARES OF CAPITAL STOCK OUTSTANDING                           5,221,792     5,234,734     7,063,078    329,651,919     4,734,699
                                                           ============  ============  ============   ============  ============
NET ASSET VALUE PER SHARE                                  $      19.63  $      15.02  $       9.99   $       1.00  $      10.80
                                                          ============  ============  ============   ============  ============

                           FREMONT MUTUAL FUNDS, INC.

                          Year Ended October 31, 1996

STATEMENT OF OPERATIONS

                                                                                       INTERNATIONAL    INTERNATIONAL   EMERGING
                                                                             GLOBAL         GROWTH         SMALL CAP    MARKETS
                                                                              FUND           FUND            FUND         FUND#
                                                                              ----           ----            ----         ----
INVESTMENT INCOME:
   Interest                                                               $ 13,445,282   $     47,149   $     27,548   $  33,460
   Dividends                                                                 5,348,548        430,157        189,712       5,177
                                                                          ------------   ------------   ------------   ---------
      TOTAL INCOME*                                                         18,793,830        477,306        217,260      38,637
                                                                          ------------   ------------   ------------   ---------

EXPENSES:
   Investment advisory and administrative fees (Note 2)                      3,997,557        548,887        158,372      13,322
   Shareholder servicing fees (Note 2)                                          98,552            --             --        2,346
   Custody fees                                                                172,041            --             --        4,800
   Distribution fees (Note 2)                                                      --             --             --        2,896
   Accounting fees                                                             164,882            --             --        3,900
   Audit and legal fees                                                         40,962            --             --        8,600
   Directors' fees (Note 2)                                                      2,564            --             --          888
   Registration fees                                                            38,904            --             --       16,453
   Interest expense (Note 1)                                                       --             --             --          --
   Other                                                                        99,659            --             --        4,498
                                                                          ------------   ------------   ------------   ---------

      TOTAL EXPENSES BEFORE REDUCTIONS                                       4,615,121        548,887        158,372      57,703
      Expenses waived and/or reimbursed by Advisor                                 --             --         (43,633)    (57,703)

                                                                          ------------   ------------   ------------   ---------
         TOTAL NET EXPENSES                                                  4,615,121        548,887        114,739         --
                                                                          ------------   ------------   ------------   ---------

            NET INVESTMENT INCOME (LOSS)                                    14,178,709        (71,581)       102,521      38,637
                                                                          ------------   ------------   ------------   ---------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY:

   Net realized gain (loss) from:

      Investments                                                           66,430,845      2,385,592        272,776     (84,620)
      Transactions in written options                                              --             --             --          --
      Foreign currency transactions                                          3,713,517       (123,314)       (72,383)     (5,125)

   Net increase (decrease) in unrealized appreciation
      (depreciation) on:

      Investments                                                          (16,096,541)       370,380        328,876     (43,840)
      Translation of assets and liabilities in foreign currencies             (966,466)        (1,146)         1,815          11
                                                                          ------------   ------------   ------------   ---------

         Net realized and unrealized gain (loss) from investments
            and foreign currency                                            53,081,355      2,631,512        531,084    (133,574)
                                                                          ------------   ------------   ------------   ---------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
                OPERATIONS                                                $ 67,260,064   $  2,559,931   $    633,605   $ (94,937)
                                                                          ============   ============   ============   =========

* Net of foreign taxes withheld of $337,033 for Fremont Global Fund, $46,245 for Fremont International Growth Fund, $16,217 for Fremont International Small Cap Fund, $642 for Fremont Emerging Markets Fund and $1,088 for Fremont Growth Fund.

# Period from June 24, 1996 (commencement of operations) to October 31, 1996.

The accompanying notes are an integral part of these financial statements.

                                                                                                                        CALIFORNIA
                                                                  U.S.                                                 INTERMEDIATE
                                                              MICRO-CAP        GROWTH         BOND      MONEY MARKET      TAX-FREE
                                                                 FUND           FUND          FUND          FUND           FUND
                                                                 ----           ----          ----          ----           ----
INVESTMENT INCOME:
   Interest                                                 $    614,218   $    163,469     $5,890,821   $16,549,182   $2,736,364
   Dividends                                                      42,612        971,413         35,250           --           --
                                                            ------------   ------------     ----------   -----------   ----------
      TOTAL INCOME*                                              656,830      1,134,882      5,926,071    16,549,182    2,736,364
                                                            ------------   ------------     ----------   -----------   ----------

EXPENSES:
   Investment advisory and administrative fees (Note 2)        1,008,115        443,609        435,345     1,099,021      267,175
   Shareholder servicing fees (Note 2)                               --          33,455         26,248        51,860       25,428
   Custody fees                                                      --          20,188         23,506        26,179        7,717
   Distribution fees (Note 2)                                        --             --             --            --           --
   Accounting fees                                                   --          26,561         33,958        84,164       29,134
   Audit and legal fees                                              --          21,948         23,915        24,877       24,541
   Directors' fees (Note 2)                                          --           2,564          2,564         2,564        2,564
   Registration fees                                                 --          21,573         12,290        36,857        2,809
   Interest expense (Note 1)                                         --             --          53,283           --           --
   Other                                                             --          54,162         44,020        43,395       12,075
                                                            ------------   ------------     ----------   -----------   ----------
      TOTAL EXPENSES BEFORE REDUCTIONS                         1,008,115        624,060        665,129     1,368,917      371,443
      Expenses waived and/or reimbursed by Advisor              (118,286)           --        (118,652)     (448,972)    (111,434)
                                                            ------------   ------------     ----------   -----------   ----------
         TOTAL NET EXPENSES                                      889,829        624,060        536,477       919,945      260,009
                                                            ------------   ------------     ----------   -----------   ----------

            NET INVESTMENT INCOME (LOSS)                        (232,999)       510,822      5,389,594    15,629,237    2,476,355
                                                            ------------   ------------     ----------   -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY:

   Net realized gain (loss) from:

      Investments                                              5,347,629     17,602,434       (239,275)          --        44,827
      Transactions in written options                                --             --          23,043           --           --
      Foreign currency transactions                                  --             --          96,978           --           --

   Net increase (decrease) in unrealized appreciation
      (depreciation) on:

      Investments                                               (512,157)    (4,559,067)       276,789           --      (192,443)
      Translation of assets and liabilities in foreign
            currencies                                                --             --         170,440           --           --
                                                            ------------   ------------     ----------   -----------   ----------
         Net realized and unrealized gain (loss) from
            investments and foreign currency                   4,835,472     13,043,367        327,975           --      (147,616)
                                                            ------------   ------------     ----------   -----------   ----------
            NET INCREASE (DECREASE) IN NET ASSETS
                RESULTING FROM OPERATIONS                   $  4,602,473   $ 13,554,189     $5,717,569   $15,629,237   $2,328,739
                                                            ============   ============     ==========   ===========   ==========

                           FREMONT MUTUAL FUNDS, INC.

                                October 31, 1996

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  GLOBAL                    INTERNATIONAL GROWTH
                                                                                   FUND                             FUND
                                                                          -----------------------        -------------------------
                                                                             YEAR           YEAR            YEAR             YEAR
                                                                            ENDED          ENDED           ENDED            ENDED
                                                                          10/31/96       10/31/95        10/31/96         10/31/95
                                                                          --------       --------        --------         --------
INCREASE (DECREASE) IN NET ASSETS:
   From operations:
     Net investment income (loss)                                      $ 14,178,709   $  13,562,581   $    (71,581)   $    348,359
     Net realized gain (loss) from investments and transactions in
          written options                                                66,430,845      23,444,879      2,385,592        (948,173)
     Net realized gain (loss) from foreign currency transactions          3,713,517        (435,755)      (123,314)        (53,746)
     Net unrealized appreciation (depreciation) on investments          (16,096,541)     18,907,997        370,380         601,879
     Net unrealized appreciation (depreciation) on translation of
          assets and liabilities in foreign currencies                     (966,466)        (44,605)        (1,146)            (47)
                                                                       ------------   -------------   ------------    ------------
         Net increase (decrease) in net assets from operations           67,260,064      55,435,097      2,559,931         (51,728)
                                                                       ------------   -------------   ------------    ------------

   Distributions to shareholders from:
     Net investment income                                              (15,978,412)    (16,914,918)       (25,060)       (269,553)
     Net realized gains                                                 (19,404,727)     (1,140,840)           --               --
                                                                       ------------   -------------   ------------    ------------

         Total distributions to shareholders                            (35,383,139)    (18,055,758)       (25,060)       (269,553)
                                                                       ------------   -------------   ------------    ------------

   From capital share transactions:
     Proceeds from shares sold                                           86,354,528     110,900,850      7,454,198       4,286,553
     Payments for shares redeemed                                       (62,546,779)   (136,942,988)    (6,897,361)     (1,803,707)
     Reinvested dividends                                                34,110,706      17,395,011         25,025         269,162
                                                                       ------------   -------------   ------------    ------------

         Net increase (decrease) in net assets from capital share
             transactions                                                57,918,455      (8,647,127)       581,862       2,752,008
                                                                       ------------   -------------   ------------    ------------

     Net increase in net assets                                          89,795,380      28,732,212      3,116,733       2,430,727

Net assets at beginning of period                                       482,354,856     453,622,644     32,156,013      29,725,286
                                                                       ------------   -------------   ------------    ------------

NET ASSETS AT END OF PERIOD**                                           572,150,236   $ 482,354,856   $ 35,272,746    $ 32,156,013
                                                                        ===========   =============   ============    ============

CAPITAL TRANSACTIONS IN SHARES:
   Sold                                                                   5,889,696       8,368,781        727,743         433,837
   Redeemed                                                              (4,265,461)    (10,326,949)      (647,428)       (188,969)
   Reinvested dividends                                                   2,372,436       1,282,980          2,541          27,727
                                                                       ------------   -------------   ------------    ------------
      Net increase (decrease) in capital share transactions               3,996,671        (675,188)        82,856         272,595
                                                                        ===========   =============   ============    ============

** Net assets at October 31, 1996 and October 31, 1995, respectively, include undistributed net investment income (loss) of $204,471 and $2,004,174 for Fremont Global Fund, $73,404 and $170,045 for Fremont International Growth Fund, $75,473 and $9,448 for Fremont International Small Cap Fund, $12,521 and $ -- for Fremont Emerging Markets Fund, $(232,999) and $ -- for Fremont U.S. Micro-Cap Fund, and $110,727 and $9,309 for Fremont Growth Fund.

#   Period from June 24, 1996 (commencement of operations) to October 31, 1996.

The accompanying notes are an integral part of these financial statements.

                                                                                         INTERNATIONAL SMALL CAP  EMERGING MARKETS
                                                                                                   FUND                FUND
                                                                                          ----------------------  ----------------
                                                                                            YEAR          YEAR       PERIOD
                                                                                             ENDED         ENDED       ENDED
                                                                                           10/31/96      10/31/95    10/31/96
                                                                                           --------      --------    --------
INCREASE (DECREASE) IN NET ASSETS:
   From operations:
     Net investment income (loss)                                                      $    102,521   $   45,740   $   38,637
     Net realized gain (loss) from investments and transactions in written options          272,776      (21,568)     (84,620)
     Net realized gain (loss) from foreign currency transactions                            (72,383)     (14,440)      (5,125)
     Net unrealized appreciation (depreciation) on investments                              328,876     (203,902)     (43,840)
     Net unrealized appreciation (depreciation) on translation of
         assets and liabilities in foreign currencies                                         1,815       10,337           11
                                                                                       ------------   ----------   ----------
         Net increase (decrease) in net assets from operations                              633,605     (183,833)     (94,937)
                                                                                       ------------   ----------   ----------

   Distributions to shareholders from:
     Net investment income                                                                  (36,496)     (35,036)     (26,116)
     Net realized gains                                                                         --           --           --
                                                                                       ------------   ----------   ----------

         Total distributions to shareholders                                                (36,496)     (35,036)     (26,116)
                                                                                       ------------   ----------   ----------

   From capital share transactions:
     Proceeds from shares sold                                                            5,840,661    2,849,192    3,982,064
     Payments for shares redeemed                                                        (1,489,319)    (172,610)    (115,175)
     Reinvested dividends                                                                    20,865       19,578       25,913
                                                                                       ------------   ----------   ----------
         Net increase (decrease) in net assets from capital share transactions            4,372,207    2,696,160    3,892,802
                                                                                       ------------   ----------   ----------
     Net increase in net assets                                                           4,969,316    2,477,291    3,771,749

Net assets at beginning of period                                                         4,244,859    1,767,568          --
                                                                                       ------------   ----------   ----------
NET ASSETS AT END OF PERIOD**                                                          $  9,214,175   $4,244,859   $3,771,749
                                                                                       ============   ==========   ==========
CAPITAL TRANSACTIONS IN SHARES:
   Sold                                                                                     583,448      308,867      401,191
   Redeemed                                                                                (149,348)     (18,867)     (11,901)
   Reinvested dividends                                                                       2,288        2,175        2,631
                                                                                       ------------   ----------   ----------
      Net increase (decrease) in capital share transactions                                 436,388      292,175      391,921
                                                                                       ============   ==========   ==========



                                                                             U.S. MICRO-CAP                      GROWTH
                                                                                  FUND                            FUND
                                                                         -----------------------       ------------------------
                                                                            YEAR            YEAR          YEAR             YEAR
                                                                           ENDED           ENDED         ENDED            ENDED
                                                                         10/31/96        10/31/95      10/31/96         10/31/95
                                                                         --------        --------      --------         --------
INCREASE (DECREASE) IN NET ASSETS:
   From operations:
     Net investment income (loss)                                     $   (232,999)   $   (25,196)   $    510,822    $    398,651
     Net realized gain (loss) from investments and transactions in
         written options                                                 5,347,629        347,186      17,602,434       3,482,283
     Net realized gain (loss) from foreign currency transactions               --             --              --              --
     Net unrealized appreciation (depreciation) on investments            (512,157)       888,690      (4,559,067)      6,445,736
     Net unrealized appreciation (depreciation) on translation of
         assets and liabilities in foreign currencies                           --             --              --              --
                                                                      ------------    -----------    ------------    ------------

         Net increase (decrease) in net assets from operations           4,602,473      1,210,680      13,554,189      10,326,670
                                                                      ------------    -----------    ------------    ------------

   Distributions to shareholders from:
     Net investment income                                                     --             --         (409,404)       (505,139)
     Net realized gains                                                   (323,213)           --       (3,508,522)       (241,849)
                                                                      ------------    -----------    ------------    ------------

         Total distributions to shareholders                              (323,213)           --       (3,917,926)       (746,988)
                                                                      ------------    -----------    ------------    ------------
   From capital share transactions:
     Proceeds from shares sold                                         162,319,610      6,143,180      31,461,523      32,879,457
     Payments for shares redeemed                                      (72,224,013)    (1,614,127)    (25,982,666)    (10,815,329)
     Reinvested dividends                                                  313,977            --        3,876,573         744,451
                                                                      ------------    -----------    ------------    ------------

         Net increase (decrease) in net assets from capital share
         transactions                                                   90,409,574      4,529,053       9,355,430      22,808,579
                                                                      ------------    -----------    ------------    ------------

     Net increase in net assets                                         94,688,834      5,739,733      18,991,693      32,388,261

Net assets at beginning of period                                        7,792,117      2,052,384      59,632,419      27,244,158
                                                                      ------------    -----------    ------------    ------------
NET ASSETS AT END OF PERIOD**                                         $102,480,951    $ 7,792,117    $ 78,624,112    $ 59,632,419
                                                                      ============    ===========    ============    ============

CAPITAL TRANSACTIONS IN SHARES:
   Sold                                                                  8,424,985        462,168       2,313,441       2,872,926
   Redeemed                                                             (3,767,440)      (117,136)     (1,944,975)       (981,267)
   Reinvested dividends                                                     20,793            --          301,367          68,568
                                                                      ------------    -----------    ------------    ------------

      Net increase (decrease) in capital share transactions              4,678,338        345,032         669,833       1,960,227
                                                                      ============    ===========    ============    ============

                           FREMONT MUTUAL FUNDS, INC.

                                October 31, 1996

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    BOND
                                                                                                    FUND
                                                                                            ----------------------
                                                                                             YEAR             YEAR
                                                                                            ENDED            ENDED
                                                                                            -----            -----
                                                                                          10/31/96         10/31/95
INCREASE (DECREASE) IN NET ASSETS:
   From operations:
     Net investment income                                                             $  5,389,594     $  4,585,884
     Net realized gain (loss) from investments and transactions in written options         (216,232)       2,230,265
     Net realized gain (loss) from foreign currency transactions                             96,978           82,647
     Net unrealized appreciation (depreciation) on investments                              276,789        3,540,395
     Net unrealized appreciation (depreciation) on translation of
         assets and liabilities in foreign currencies                                       170,440          (23,464)
                                                                                       ------------     ------------
         Net increase in net assets from operations                                       5,717,569       10,415,727
                                                                                       ------------     ------------

   Distributions to shareholders from:
     Net investment income                                                               (5,647,913)      (4,531,238)
     Net realized gains                                                                  (1,968,201)             --
                                                                                       ------------     ------------

         Total distributions to shareholders                                             (7,616,114)      (4,531,238)
                                                                                       ------------     ------------
   From capital share transactions:
     Proceeds from shares sold                                                           17,733,366       25,537,155
     Payments for shares redeemed                                                       (39,028,358)     (13,731,939)
     Reinvested dividends                                                                 7,427,929        4,408,916
                                                                                       ------------     ------------

         Net increase (decrease) in net assets from capital share transactions          (13,867,063)      16,214,132
                                                                                       ------------     ------------

     Net increase (decrease) in net assets                                              (15,765,608)      22,098,621

Net assets at beginning of period                                                        86,342,671       64,244,050
                                                                                       ------------     ------------

NET ASSETS AT END OF PERIOD**                                                          $ 70,577,063     $ 86,342,671
                                                                                       ============     ============

CAPITAL TRANSACTIONS IN SHARES:
   Sold                                                                                   1,778,229        2,579,889
   Redeemed                                                                              (3,985,015)      (1,429,749)
   Reinvested dividends                                                                     747,888          454,805
                                                                                       ------------     ------------
      Net increase (decrease) in capital share transactions                              (1,458,898)       1,604,945
                                                                                       ============     ============

** For Fremont Bond Fund, net assets at October 31, 1996 and October 31, 1995, include undistributed net investment income (loss) of $(171,773) and $86,546, respectively. There was no undistributed net investment income for Fremont Money Market Fund or Fremont California Intermediate Tax-Free Fund at October 31, 1996 nor at October 31, 1995.

The accompanying notes are an integral part of these financial statements.

                                                                                                               CALIFORNIA
                                                                            MONEY MARKET                  INTERMEDIATE TAX-FREE
                                                                                 FUND                             FUND
                                                                        -------------------------      -------------------------
                                                                         YEAR             YEAR            YEAR              YEAR
                                                                         ENDED            ENDED          ENDED             ENDED
                                                                        10/31/96         10/31/95      10/31/96          10/31/95
                                                                        --------         --------      --------          --------
INCREASE (DECREASE) IN NET ASSETS:
   From operations:
     Net investment income                                            $ 15,629,237    $ 16,288,897   $  2,476,355     $  2,782,365
     Net realized gain (loss) from investments and transactions in
         written options                                                       --              --          44,827          119,954
     Net realized gain (loss) from foreign currency transactions               --              --             --               --
     Net unrealized appreciation (depreciation) on investments                 --              --        (192,443)       3,671,361
     Net unrealized appreciation (depreciation) on translation of
         assets and liabilities in foreign currencies                          --              --             --               --
                                                                      ------------    ------------   ------------     ------------

         Net increase in net assets from operations                     15,629,237      16,288,897      2,328,739        6,573,680
                                                                      ------------    ------------   ------------     ------------

   Distributions to shareholders from:
     Net investment income                                             (15,629,237)    (16,288,897)    (2,476,355)      (2,782,365)
     Net realized gains                                                        --              --        (119,954)          (4,639)
                                                                      ------------    ------------   ------------     ------------

         Total distributions to shareholders                           (15,629,237)    (16,288,897)    (2,596,309)      (2,787,004)
                                                                      ------------    ------------   ------------     ------------
   From capital share transactions:
     Proceeds from shares sold                                         308,476,828     297,387,013      2,285,491        2,822,896
     Payments for shares redeemed                                      293,545,954)   (238,529,846)    (3,402,568)     (17,111,368)
     Reinvested dividends                                               15,409,433      16,015,143      2,227,490        2,510,108
                                                                      ------------    ------------   ------------     ------------

         Net increase (decrease) in net assets from capital share
         transactions                                                   30,340,307      74,872,310      1,110,413      (11,778,364)
                                                                      ------------    ------------   ------------     ------------

     Net increase (decrease) in net assets                              30,340,307      74,872,310        842,843       (7,991,688)

Net assets at beginning of period                                      299,311,612     224,439,302     50,313,201       58,304,889
                                                                      ------------    ------------   ------------     ------------

NET ASSETS AT END OF PERIOD**                                         $329,651,919   $ 299,311,612   $ 51,156,044     $ 50,313,201
                                                                      ============   =============   ============     ============

CAPITAL TRANSACTIONS IN SHARES:
   Sold                                                                308,476,828     297,387,013        210,037          270,058
   Redeemed                                                           (293,545,954)   (238,529,846)      (315,379)      (1,629,211)
   Reinvested dividends                                                 15,409,433      16,015,143        206,265          239,479
                                                                      ------------    ------------   ------------     ------------
      Net increase (decrease) in capital share transactions             30,340,307      74,872,310        100,923       (1,119,674)
                                                                      ============   =============   ============     ============

                           FREMONT MUTUAL FUNDS, INC.

                    Financial Highlights - October 31, 1996

GLOBAL FUND

                                                                                         YEARS ENDED OCTOBER 31
                                                                     ----------------------------------------------------
                                                                     1996        1995        1994        1993        1992
                                                                     ----        ----        ----        ----        ----
SELECTED PER SHARE DATA
for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD                             $14.24      $13.13      $13.17      $11.52      $11.25
                                                                    ------      ------      ------      ------      ------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                                            .39         .40         .26         .32         .39
      Net realized and unrealized gain (loss)                         1.49        1.24        (.03)       1.67         .40
                                                                    ------      ------      ------      ------      ------
         Total investment operations                                  1.88        1.64         .23        1.99         .79
                                                                    ------      ------      ------      ------      ------
   LESS DISTRIBUTIONS
      From net investment income                                      (.44)       (.50)       (.14)       (.26)       (.40)
      From net realized gains                                         (.57)       (.03)       (.13)       (.08)       (.11)
         Total distributions                                            --        (.53)         --          --        (.01)
                                                                    ------      ------      ------      ------      ------
   NET ASSET VALUE, END OF PERIOD                                    (1.01)     $14.24        (.27)       (.34)       (.52)
                                                                    $15.11                  $13.13      $13.17      $11.52
                                                                    ======                  ======      ======      ======
TOTAL RETURN                                                         13.72%      12.78%
RATIOS AND SUPPLEMENTAL DATA                                                                  1.74%      17.51%       7.10%
   Net assets, end of period (000s omitted)                       $572,150    $482,355    $453,623    $186,325    $101,839
   Ratio of expenses to average net assets                             .87%        .88%        .95%        .99%       1.09%
   Ratio of net investment income (loss) to average net assets        2.66%       2.98%       2.47%       2.89%       3.41%
   Portfolio turnover rate                                              71%         83%         52%         40%         50%
   Average commission rate paid                                     $.0238          --           --          --          --

INTERNATIONAL GROWTH FUND

                                                                            YEARS ENDED OCTOBER 31             PERIOD FROM
                                                                            ----------------------          MARCH 1, 1994 TO
                                                                            1996              1995          OCTOBER 31, 1994
                                                                            ----              ----          ----------------
SELECTED PER SHARE DATA
for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD                                    $9.72              $9.79              $9.57
                                                                           -----              -----              -----
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                       (.02)               .10                .02
      Net realized and unrealized loss                                       .71               (.09)               .20
                                                                           -----              -----              -----
         Total investment operations                                         .69                 .01               .22
                                                                           -----              -----              -----
   LESS DISTRIBUTIONS
      From net investment income                                            (.01)              (.08)                --
      From net realized gains                                                --                  --                 --
                                                                           -----              -----              -----
         Total distributions                                                (.01)              (.08)                --
   NET ASSET VALUE, END OF PERIOD                                         $10.40              $9.72              $9.79
                                                                          ======              =====              =====

TOTAL RETURN                                                                7.07%              0.13%              2.30%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                              $35,273            $32,156            $29,725
   Ratio of expenses to average net assets(a)                               1.50%              1.50%              1.50%*
   Ratio of net investment income (loss) to average net assets(a)           -.20%              1.19%               .35%*
   Portfolio turnover rate                                                    74%                32%                44%*
   Average commission rate paid                                           $.0150                 --                 --

* Annualized

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL SMALL CAP FUND

                                                                               YEARS ENDED OCTOBER 31       PERIOD FROM
                                                                               ----------------------     JUNE 30, 1994 TO
                                                                                 1996         1995        OCTOBER 31, 1994
                                                                                 ----         ----        ----------------
SELECTED PER SHARE DATA
for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD                                          $9.00       $9.86            $10.00
                                                                                 -----       -----            ------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(a)                                              .14         .10              (.01)
      Net realized and unrealized gain                                            1.08        (.88)             (.13)
                                                                                 -----       -----            ------
         Total investment operations                                              1.22        (.78)             (.14)
                                                                                 -----       -----            ------
   LESS DISTRIBUTIONS
      From net investment income                                                  (.07)       (.08)               --
      From net realized gains                                                       --          --                --
                                                                                 -----       -----            ------
         Total distributions                                                      (.07)       (.08)               --
                                                                                 -----       -----            ------
   NET ASSET VALUE, END OF PERIOD                                               $10.15       $9.00             $9.86
                                                                                ======       =====             =====

TOTAL RETURN #                                                                   13.69%      -7.96%            -1.40%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                     $9,214      $4,245            $1,768
   Ratio of expenses to average net assets(a)                                     1.81%       2.06%             2.50%*
   Ratio of net investment income (loss) to average net assets(a)                 1.61%       1.67%             -.28%*
   Portfolio turnover rate                                                          74%         96%               --
   Average commission rate paid                                                 $.0003          --                --

*   Annualized

(a) Management fees have been voluntarily waived from February 1, 1995 onwards. If fees had been charged fully, net investment income (loss) per share, ratio of expenses to average net assets and ratio of net investment income
    (loss) to average net assets would have been $.08, 2.50% and 0.92%, respectively, for the year ended October 31, 1996, and $.07, 2.50% and 1.23%, respectively, for the year ended October 31, 1995.

#   Total return would have been lower had the advisor not waived expenses.


EMERGING MARKETS FUND

                                                                   Period from
                                                                June 24, 1996 to
                                                                October 31, 1996
                                                                ----------------

SELECTED PER SHARE DATA
for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD                               $10.00
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income(a)                                           .10
      Net realized and unrealized loss                                  (.41)
         Total investment operations                                    (.31)
   LESS DISTRIBUTIONS
      From net investment income                                        (.07)
      From net realized gains                                             --
         Total distributions                                            (.07)
   NET ASSET VALUE, END OF PERIOD                                      $9.62

TOTAL RETURN #                                                         -3.12%*
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                           $3,772
   Ratio of expenses to average net assets(a)                           0.00%*
   Ratio of net investment income to average net assets(a)              3.32%*
   Portfolio turnover rate                                                20%*
   Average commission rate paid                                       $.0063

*   Annualized

(a) Management fees and all other expenses have been voluntarily waived or reimbursed from June 24, 1996 onwards. If fees had been charged fully, net investment income (loss) per share, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets would have been -$.05, 4.95% and -1.63%, respectively, for the period ended October 31, 1996.

# Total return would have been lower had the advisor not waived or reimbursed expenses.

The accompanying notes are an integral part of these financial statements.

                           FREMONT MUTUAL FUNDS, INC.
                     FINANCIAL HIGHLIGHTS - OCTOBER 31, 1996



U.S. MICRO-CAP FUND

                                                                               YEARS ENDED OCTOBER 31            Period from
                                                                        -----------------------------------    June 30, 1994 to
                                                                            1996                  1995         October 31, 1994
                                                                        -------------         -------------    ----------------

SELECTED PER SHARE DATA
for one share outstanding during the period
  NET ASSET VALUE, BEGINNING OF PERIOD                                  $       14.34         $       10.34      $       10.00
                                                                        -------------         -------------      -------------
  INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(a)                                              (.04)                 (.05)               .02
    Net realized and unrealized gain                                             5.83                  4.05                .34
                                                                        -------------         -------------      -------------
      Total investment operations                                                5.79                  4.00                .36
                                                                        -------------         -------------      -------------
  LESS DISTRIBUTIONS
    From net investment income                                                   --                    --                 (.02)
    From net realized gains                                                      (.50)                 --                 --
                                                                        -------------         -------------      -------------
      Total distributions                                                        (.50)                 --                 (.02)
                                                                        -------------         -------------      -------------
  NET ASSET VALUE, END OF PERIOD                                        $       19.63         $       14.34      $       10.34
                                                                        =============         =============      =============

TOTAL RETURN #                                                                  41.46%                38.68%              3.60%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                              $     102,481         $       7,792      $       2,052
  Ratio of expenses to average net assets(a)                                     1.96%                 2.04%              2.50%*
  Ratio of net investment income (loss) to average net assets(a)                 -.51%                 -.67%               .68%*
  Portfolio turnover rate                                                          81%                  144%               129%*
  Average commission rate paid                                          $       .0541                    --                 --



*Annualized

(a) Management fees have been voluntarily waived from February 1, 1995 onwards. If fees had been charged fully, net investment income (loss) per share, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets would have been -$.06, 2.22% and -.77%, respectively, for the year ended October 31, 1996, and -$.08, 2.50% and -1.13%, respectively, for the year ended October 31, 1995.

# Total return would have been lower had the advisor not waived expenses.

GROWTH FUND


                                                                                    YEARS ENDED OCTOBER 31
                                                              -------------------------------------------------------------------
                                                                   1996               1995             1994              1993

SELECTED PER SHARE DATA
for one share outstanding during the period
  NET ASSET VALUE, BEGINNING OF PERIOD                        $      13.06       $      10.46     $      11.25       $      10.08
  INCOME FROM INVESTMENT OPERATIONS
     Net investment income(a)                                          .10                .13              .21                .13
     Net realized and unrealized gain (loss)                          2.65               2.74             (.02)              1.16
      Total investment operations                                     2.75               2.87              .19               1.29
  LESS DISTRIBUTIONS
    From net investment income                                        (.08)              (.17)            (.18)              (.12)
    From net realized gains                                           (.71)              (.10)            (.80)              --
      Total distributions                                             (.79)              (.27)            (.98)              (.12)
  NET ASSET VALUE, END OF PERIOD                              $      15.02       $      13.06     $      10.46       $      11.25

TOTAL RETURN #                                                       22.06%             28.12%            1.72%             12.80%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $     78,624       $     59,632     $     27,244       $     42,306
  Ratio of expenses to average net assets(a)                           .92%               .97%             .94%               .87%
  Ratio of net investment income to average net assets(a)              .75%              1.02%            1.31%              1.19%
  Portfolio turnover rate                                              129%               108%              55%                44%
  Average commission rate paid                                $      .0429                 --               --                 --


                                                              PERIOD FROM
                                                          AUGUST 14, 1992 TO
                                                           OCTOBER 31, 1992
                                                           ----------------

SELECTED PER SHARE DATA
for one share outstanding during the period
  NET ASSET VALUE, BEGINNING OF PERIOD                        $     9.92
                                                              ----------
  INCOME FROM INVESTMENT OPERATIONS
     Net investment income(a)                                        .02
     Net realized and unrealized gain (loss)                         .18
                                                              ----------
      Total investment operations                                    .20
                                                              ----------
  LESS DISTRIBUTIONS
    From net investment income                                      (.04)
    From net realized gains                                           --
                                                              ----------
      Total distributions                                           (.04)
  NET ASSET VALUE, END OF PERIOD                              $    10.08
                                                              ==========

Total Return #                                                      2.00%*
Ratios and Supplemental Data
  Net assets, end of period (000s omitted)                    $   32,388
  Ratio of expenses to average net assets(a)                         .94%*
  Ratio of net investment income to average net assets(a)           1.08%*
  Portfolio turnover rate                                             49%*
  Average commission rate paid                                        --


*   Annualized

(a) Management and other expenses charged since the Fund's inception have been phased-in over time. If fees had been charged fully, net investment income per share, ratio of expenses to average net assets, and ratio of net investment income to average net assets would have been $.12, 1.01% and .98%, respectively, for the year ended October 31, 1995; $.19, 1.08% and 1.17%, respectively, for the year ended October 31, 1994; $.11, 1.02% and 1.04%, respectively, for the year ended October 31, 1993; and $.02, 1.18% and 0.84%, respectively, for the period from August 14, 1992 to October 31, 1992.

#   Total return would have been lower had the advisor not waived expenses.

The accompanying notes are an integral part of these financial statements.

                           FREMONT MUTUAL FUNDS, INC.
                     Financial Highlights - October 31, 1996



BOND FUND


                                                                                  Years Ended October 31             Period from
                                                                           -----------------------------------    April 30, 1993 to
                                                                           1996            1995           1994    October 31, 1993
                                                                           ----            ----           ----    ----------------

          SELECTED PER SHARE DATA
          for one share outstanding during the period
             NET ASSET VALUE, BEGINNING OF PERIOD                      $    10.13      $     9.29     $    10.27      $    10.04
                                                                       ----------      ----------     ----------      ----------
             INCOME FROM INVESTMENT OPERATIONS
                Net investment income (a)                                     .67             .65            .53             .27
                Net realized and unrealized gain (loss)                       .11             .83           (.98)            .24
                                                                       ----------      ----------     ----------      ----------
                   Total investment operations                                .78            1.48           (.45)            .51
                                                                       ----------      ----------     ----------      ----------
             LESS DISTRIBUTIONS
                From net investment income                                   (.70)           (.64)          (.53)           (.27)
                From net realized gains                                      (.22)             --             --            (.01)
                                                                       ----------      ----------     ----------      ----------
                   Total distributions                                       (.92)           (.64)          (.53)           (.28)
                                                                       ----------      ----------     ----------      ----------
             NET ASSET VALUE, END OF PERIOD                            $     9.99      $    10.13     $     9.29      $    10.27
                                                                       ==========      ==========     ==========      ==========

          TOTAL RETURN #                                                     8.18%          16.49%         -4.42%         5.15%*
          RATIOS AND SUPPLEMENTAL DATA
             Net assets, end of period (000s omitted)                  $   70,577      $   86,343     $   64,244      $   11,738
             Ratio of expenses to average net assets(a)                       .68%*           .60%           .66%            .50%*
             Ratio of net investment income to average net assets(a)         6.82%*          6.69%          5.76%           5.35%*
             Portfolio turnover rate                                          154%*            21%           205%             13%*

*Annualized


(a)  Management and other expenses charged since the Fund's inception have been phased in over time. If fees had been charged fully, net investment income per share, ratio of expenses to average net assets and ratio of net investment income to average net assets would have been $.66, .83% and
     6.67%, respectively, for the year ended October 31, 1996; $.64, .75% and
     6.54%, respectively, for the year ended October 31, 1995; $.50, 1.04% and
     5.38%, respectively, for the year ended October 31, 1994; and $.23, 1.23%
     and 4.62%, respectively, for the period from April 30, 1993 to October 31,
     1993.
 #   Total return would have been lower had the advisor not waived expenses.


MONEY MARKET FUND
57

                                                                                    Years Ended October 31
                                                            ---------------------------------------------------------------------
                                                            1996             1995            1994            1993            1992
                                                            ----             ----            ----            ----            ----
SELECTED PER SHARE DATA
for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD                   $    1.00       $    1.00       $    1.00       $    1.00      $    1.00
                                                          ---------       ---------       ---------       ---------      ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income(a)                                  .05             .06             .03             .03            .04
                                                          ---------       ---------       ---------       ---------      ---------
         Total investment operations                            .05             .06             .03             .03            .04
                                                          ---------       ---------       ---------       ---------      ---------
   LESS DISTRIBUTIONS
      From net investment income                               (.05)           (.06)           (.03)           (.03)          (.04)
                                                          ---------       ---------       ---------       ---------      ---------
         Total distributions                                   (.05)           (.06)           (.03)           (.03)          (.04)
                                                          ---------       ---------       ---------       ---------      ---------
   NET ASSET VALUE, END OF PERIOD                         $    1.00       $    1.00       $    1.00       $    1.00      $    1.00
                                                          =========       =========       =========       =========      =========

TOTAL RETURN#                                                  5.34%           5.84%           3.49%           2.66%          3.73%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)               $ 329,652       $ 299,312       $ 224,439       $  24,207      $  31,832
   Ratio of expenses to average net assets(a)                   .31%            .30%            .46%            .67%           .70%
   Ratio of net investment income to average net assets        5.22%           5.70%           4.02%           2.62%          3.70%


*Annualized

(a) Administrative fees have been voluntarily waived from April 1, 1990 onwards. If fees had been charged fully, net investment income per share, ratio of expenses to average net assets and ratio of net investment income to average net assets would have been $.05, .46% and 5.07%, respectively, for the year ended October 31, 1996; $.06, .45% and 5.55%, respectively, for the year ended October 31, 1995; $.03, .61% and 3.87%, respectively, for the year ended October 31, 1994; $.03, .82% and 2.47%, respectively, for the year ended October 31, 1993; $.04, .85% and 3.55%, respectively, for the year ended October 31, 1992.

#    Total return would have been lower had the advisor not waived expenses.

The accompanying notes are an integral part of these financial statements.

                           FREMONT MUTUAL FUNDS, INC.
                     Financial Highlights - October 31, 1996




CALIFORNIA INTERMEDIATE TAX-FREE FUND

                                                                                     Years Ended October 31
                                                             ------------------------------------------------------------------
                                                             1996              1995           1994           1993          1992
                                                             ----              ----           ----           ----          ----
SELECTED PER SHARE DATA
for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD                    $    10.86      $    10.13     $    11.10     $    10.55     $    10.39
                                                           ----------      ----------     ----------     ----------     ----------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income(a)                                    .52             .53            .53            .55            .57
      Net realized and unrealized gain (loss)                    (.03)            .73           (.97)           .62            .19
                                                           ----------      ----------     ----------     ----------     ----------
         Total investment operations                              .49            1.26           (.44)          1.17            .76
                                                           ----------      ----------     ----------     ----------     ----------
   LESS DISTRIBUTIONS
      From net investment income                                 (.52)           (.53)          (.53)          (.55)          (.57)
      From net realized gains                                    (.03)             --             --           (.07)          (.03)
                                                           ----------      ----------     ----------     ----------     ----------
         Total distributions                                     (.55)           (.53)          (.53)          (.62)          (.60)
                                                           ----------      ----------     ----------     ----------     ----------
   NET ASSET VALUE, END OF PERIOD                          $    10.80      $    10.86     $    10.13     $    11.10     $    10.55
                                                           ==========      ==========     ==========     ==========     ==========

TOTAL RETURN #                                                   4.63%          12.77%        -3.94%          11.37%          7.37%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                $   51,156      $   50,313     $   58,305     $   59,716     $   44,305
   Ratio of expenses to average net assets(a)                     .51%            .50%           .51%           .50%           .54%
   Ratio of net investment income to average net assets(a)       4.86%           5.08%          4.94%          5.05%          5.38%
   Portfolio turnover rate                                          6%             18%            21%            26%            18%

(a) Management and other expenses charged since the Fund's inception have been phased-in over time. If fees had been charged fully, net investment income per share, ratio of expenses to average net assets, and ratio of net investment income to average net assets would have been $.50, .73% and 4.64%, respectively, for the year ended October 31, 1996; $.51, .72% and 4.86%, respectively, for the year ended October 31, 1995; $.51, .71% and 4.74%, respectively, for the year ended October 31, 1994; $.53, .71% and 4.84%, respectively, for the year ended October 31, 1993; and $.54, .83% and 5.09%, respectively, for the year ended October 31, 1992.

#    Total return would have been lower had the advisor not waived expenses. 58



The accompanying notes are an integral part of these financial statements.

                           FREMONT MUTUAL FUNDS, INC.
                Notes to Financial Statements - October 31, 1996


1.   SIGNIFICANT ACCOUNTING POLICIES

     Fremont Mutual Funds, Inc. (the Corporation) is an open-end, diversified investment company authorized to issue ten billion shares of $.0001 par value capital stock. These shares are currently offered in nine series:


     - the FREMONT GLOBAL FUND                      - the FREMONT GROWTH FUND
     - the FREMONT INTERNATIONAL GROWTH FUND        - the FREMONT BOND FUND
     - the FREMONT INTERNATIONAL SMALL CAP FUND     - the FREMONT MONEY MARKET FUND
     -  the FREMONT EMERGING MARKETS FUND           - the FREMONT CALIFORNIA INTERMEDIATE TAX-FREE FUND
     -  the FREMONT U.S. MICRO-CAP FUND               (the Fremont California Intermediate Tax-Free Fund is
                                                       available only to residents of Arizona, California, Colorado,
                                                       Nevada, New Mexico, Oregon, Texas, Utah and Washington)

     Each of the Funds maintains a totally separate investment portfolio. Significant accounting policies followed by the Funds are summarized below. The policies are in conformity with generally accepted accounting principles for investment companies.

     A.  SECURITY VALUATION
         Investments, including options, are stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the mean between the last reported bid and asked prices or at fair value as determined by the Board of Directors. Short-term notes and similar securities are included in investments at amortized cost, which approximates value. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges or the most recent price available where no closing value is available.

         Securities in the Fremont Money Market Fund have a remaining maturity of not more than 397 days and its entire portfolio has a weighted average maturity of not more than 90 days. As such, all of the Fund's securities are valued at amortized cost, which approximates value. If the Fund's portfolio had a remaining weighted average maturity of greater than 90 days the portfolio would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the mean between the bid and asked prices.

     B.  SECURITY TRANSACTIONS
         Security transactions are accounted for as of trade date. Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

     C.  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
         Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities in the Fremont Global Fund, the Fremont International Growth Fund, the Fremont International Small Cap Fund and the Fremont Emerging Markets Fund are recorded when the Fund is informed of the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized as required by the Internal Revenue Code. Distributions to shareholders are recorded on the ex-dividend date. The Corporation accounts for the assets of each Fund separately and allocates general expenses of the Corporation to each Fund based upon the relative net assets of each Fund or the nature of the services performed and their applicability to each Fund.

     D.  INCOME TAXES
         The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net capital gains, if any, to shareholders. Therefore, no income tax provision is required. Each Fund is treated as a separate entity in the determination of compliance with the Internal Revenue Code and distributes taxable income and net realized gains, if any, in accordance with schedules described in their respective Prospectuses. The portfolio of Fremont California Intermediate Tax-Free Fund is composed solely of issues that qualify for tax-exempt status for both Federal and State of California income tax purposes.

         Income dividends and capital gain distributions paid to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles and, therefore, may differ from the information presented in the financial statements. These differences are generally referred to as "book/tax" differences and are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sale rules, classification of gains/losses related to paydowns and certain futures and options transactions.

         Permanent book/tax differences causing payments to shareholders of income dividends which are in excess of the net investment income reported in the financial statements will result in reclassification of such excess to paid in capital from undistributed net investment income. Temporary book/tax differences, which will reverse in subsequent periods, will not be reclassified and will remain in undistributed net investment income. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                           FREMONT MUTUAL FUNDS, INC.
                Notes to Financial Statements - October 31, 1996


         For Federal income tax purposes, certain funds have capital loss carryovers at October 31, 1996. Capital loss carryovers result when a fund has net capital losses during a tax year. These are carried over to subsequent years and may reduce distributions of realized gains in those years. Unused capital loss carryovers expire in eight years. The following funds have capital loss carryovers at October 31, 1996 which expire in the years indicated.


             FUND                             AMOUNT           EXPIRES IN
             ----                             ------           ----------
             Emerging Markets                 $84,620              2004
             Bond                             242,923              2004

         Until such capital loss carryovers are offset or expire, it is unlikely that the Board of Directors will authorize a distribution of any net realized gains.

     E.  ACCOUNTING ESTIMATES
         The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     F.  FOREIGN CURRENCY TRANSLATION
         The market values of foreign securities, currency holdings, and other assets and liabilities of the Fremont Global Fund, the Fremont International Growth Fund, the Fremont International Small Cap Fund, the Fremont Emerging Markets Fund and the Fremont Bond Fund are translated to U.S. dollars based on the daily exchange rates. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred.

         For those Funds which are allowed by the terms of their respective prospectuses to invest in securities and other transactions denominated in foreign currencies, currency gain (loss) will occur when such securities and transactions are translated into U.S. dollars.

         Certain transactions which result in realized currency gain (loss) are reported on the Statements of Operations as Net Realized Gain (Loss) from Foreign Currency Transactions. These are: currency gain (loss) from the sale or maturity of forward currency contracts and from the disposition of foreign currency; and the realization of currency fluctuations between trade and settlement dates on security transactions and between accrual and receipt dates on net investment income.

         Realized currency gain (loss) from the sale, maturity or disposition of foreign securities is not separately reported from the economic or market component of the gain (loss) and is included under the caption Net Realized Gain (Loss) from Investments. Activity related to foreign currency futures and options on foreign currency is, likewise, reported under this heading, as these instruments are used to hedge the foreign currency risks associated with investing in foreign securities. Consistent with the method of reporting realized currency gain (loss), unrealized currency gain (loss) on investments is not separately reported from the underlying economic or market component, but included under the caption Net Unrealized Appreciation (Depreciation) on Investments. Unrealized currency gain (loss) on other net assets is reported under Net Unrealized Appreciation (Depreciation) on Translation of Assets and Liabilities in Foreign Currencies.

     G.  FORWARD FOREIGN CURRENCY CONTRACTS
         A forward foreign currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges. Losses may arise due to changes in the value of the foreign currencies or if the counterparty does not perform under the contract.

         The Funds may and do use forward foreign currency contracts to facilitate the settlement of foreign securities. A commitment by a Fund to purchase a currency forward allows the Fund to have the local currency on hand to settle foreign security purchases on the payment date. Likewise, a commitment to sell a currency forward allows the Fund to take the foreign currency proceeds from the sale of foreign securities and exchange it for U.S. dollars at a predetermined price.

         In addition, the Fremont Global Fund and the Fremont Bond Fund use such contracts to manage their respective currency exposure. Contracts to receive generally are used to acquire exposure to foreign currencies, while contracts to deliver are used to hedge a fund's investments against currency fluctuations. A contract to receive or deliver can also be used to offset a previous contract.

         The market risk involved in these contracts is in excess of the amounts reflected in the Funds' Statements of Assets and Liabilities since only the change in the underlying values is reflected (as an asset if appreciated or as a liability if depreciated) and not the actual underlying values.

                           FREMONT MUTUAL FUNDS, INC.
                Notes to Financial Statements - October 31, 1996


At October 31, 1996 the underlying values for open foreign currency contracts were as follows:

                                                                                                                    NET UNREALIZED
                                     SETTLEMENT          TO RECEIVE             INITIAL             CURRENT         APPRECIATION
                                       DATE             (TO DELIVER)             VALUE               VALUE          (DEPRECIATION)
                                       ----             ------------             -----               -----          --------------
           GLOBAL FUND

           Danish Krone ........       11/08/96           35,000,000        $  5,979,840        $  6,009,306        $  29,466
           British Pound .......       11/08/96           (4,600,000)         (7,186,580)         (7,482,820)        (296,240)
           Canadian Dollar .....       11/08/96          (22,000,000)        (16,264,971)        (16,442,451)        (177,480)
           Danish Krone ........       11/08/96          (54,800,000)         (9,380,349)         (9,408,856)         (28,507)
           Dutch Guilder .......       11/08/96           (6,500,000)         (3,783,910)         (3,819,934)         (36,024)
           French Franc ........       11/08/96          (41,000,000)         (7,930,367)         (8,003,279)         (72,912)
           German Deutschemark .       11/08/96          (25,000,000)        (16,329,197)        (16,472,294)        (143,097)
           Irish Punt ..........       11/08/96           (6,000,000)         (9,597,600)         (9,762,600)        (165,000)
           Italian Lira ........       11/08/96       (9,300,000,000)         (6,109,377)         (6,116,811)          (7,434)
           Swedish Krona .......       11/08/96          (49,000,000)          (,392,321)         (7,444,659)         (52,338)
                                                                                                                    ---------
                                                                                                                    $(949,566)
                                                                                                                    =========
          EMERGING MARKETS FUND

          Thai Bhat ............       11/01/96              (95,040)       $     (3,726)       $     (3,726)              --
          Thai Bhat ............       11/04/96             (458,140)            (17,945)            (17,956)       $     (11)
                                                                                                                    ---------
                                                                                                                    $     (11)
                                                                                                                    =========

          BOND FUND
          German Deutschemark ..       01/16/97            3,600,000        $  2,470,152        $  2,390,279        $ (79,873)
          German Deutschemark ..       01/16/97            2,516,000           1,663,691           1,670,540            6,849
          Canadian Dollar ......       01/21/97           (1,000,000)           (744,574)           (749,401)          (4,827)
          Canadian Dollar ......       05/01/97           (1,000,000)           (737,463)           (753,636)         (16,173)
          German Deutschemark ..       12/09/96             (591,840)           (420,565)           (391,999)          28,566
          German Deutschemark ..       01/16/97           (6,116,000)         (4,274,233)         (4,060,819)         213,414
          New Zealand Dollar ...       11/15/96           (3,036,000)         (2,138,255)         (2,140,653)          (2,398)
                                                                                                                    ---------
                                                                                                                    $ 145,558
                                                                                                                    =========

     H.  FUTURES
         A futures contract is an agreement between two parties to buy or sell a security or financial interest at a set price on a future date and is standardized and exchange-traded. Upon entering into such a contract, the purchaser is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the purchaser agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the purchaser as unrealized gains or losses. When the contract is closed, the purchaser records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds use futures contracts to hedge foreign currency and interest rate risks.

         At October 31, 1996, the Fremont Bond Fund had the following futures contracts outstanding:


                                       CONTRACTS  EXPIRATION     INITIAL           CURRENT      NET UNREALIZED
                                        TO BUY      DATE          VALUE             VALUE        APPRECIATION
                                        ------      ----          -----             -----        ------------
          5 yr. U.S. Treasury Note        70       Dec 96       $7,379,531       $7,506,406       $126,875
          10 yr. U.S. Treasury Note       25       Dec 96        2,675,000        2,740,625         65,625
          30 yr. U.S. Treasury Bond       40       Dec 96        4,320,000        4,520,000        200,000
                                                                                                  --------
                                                                                                  $392,500
                                                                                                  ========

         At October 31, 1996, $355,000 par value of U.S. Treasury Bills were held by brokers to satisfy the initial margin requirements related to these contracts.

                           FREMONT MUTUAL FUNDS, INC.
                Notes to Financial Statements - October 31, 1996


     I.  SECURITIES LENDING
         All the Funds are authorized to make loans of their portfolio securities to broker-dealers or to other institutional investors up to 33-1/3% of their respective net assets. The borrower must maintain with the Funds' custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued but unpaid distributions. The collateral is invested in a money market fund that meets the criteria of Section 2(a)-7 of the 1940 Act.

         The Funds receive a portion of the income earned on the collateral. For the year ended October 31, 1996, transactions in securities lending resulted in fee income to the Fremont Global Fund, the Fremont International Growth Fund, the Fremont International Small Cap Fund, the Fremont Emerging Markets Fund, the Fremont U.S. Micro-Cap Fund and the Fremont Growth Fund of $69,874, $13,799, $1,549, $74, $18,035 and
         $5,372, respectively.

         The market value of the securities on loan and the collateral balance held by the Funds as of October 31, 1996 were as follows:


                                                    MARKET VALUE   COLLATERAL VALUE
                                                    ------------   ----------------
          Fremont Global Fund ................       $34,688,544       $34,883,640
          Fremont International Growth Fund ..         3,982,079         4,004,476
          Fremont International Small Cap Fund           218,562           219,791
          Fremont Emerging Markets Fund ......            70,920            71,319
          Fremont U.S. Micro-Cap Fund ........        17,727,466        17,827,172
          Fremont Growth Fund ................         6,852,646         6,891,188


     J.  REVERSE REPURCHASE AGREEMENTS
         During the year ended October 31, 1996, the Fremont Bond Fund entered into reverse repurchase agreements with certain brokers. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

         Such transactions are accounted for as a borrowing by the Fund and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

         The difference between the selling price and the repurchase price is accounted for as interest expense. At October 31, 1996, outstanding reverse repurchase agreements for the Fremont Bond Fund, which were collateralized by mortgage-backed securities issued by the Government National Mortgage Association, were as follows:


                                      AMOUNT OF REVERSE         INTEREST      MATURITY        COST OF         VALUE OF
                COUNTERPARTY        REPURCHASE AGREEMENTS         RATE          DATE        COLLATERAL       COLLATERAL
                ------------        ---------------------         ----          ----        ----------       ----------

               Morgan Stanley            $3,580,000              5.570%       11/21/96      $3,612,127       $3,722,757


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     INVESTMENT ADVISOR
     The Funds each have entered into an investment management agreement with Fremont Investment Advisors, Inc. (the Advisor), a wholly owned subsidiary of Fremont Investors, Inc. (formerly The Fremont Group, Inc.). Under these agreements, the Advisor supervises and implements each Fund's investment activities and provides administrative services as necessary to conduct Fund business. For its advisory and administrative services, the Advisor receives a fee based on the average daily net assets of the Funds as described below.


                                                              ADVISORY FEE                          ADMINISTRATIVE FEE
         Fremont Global Fund                          .60% on all net assets                        .15% on all net assets
         Fremont International Growth Fund           1.50% on all net assets                                --
         Fremont International Small Cap Fund (*)    2.50% on first $30 million                             --
                                                     2.00% on next $70 million                              --
                                                     1.50% on balance over $100 million                     --
         Fremont Emerging Markets Fund (*)           1.00% on all net assets                        .15% on all net assets
         Fremont U.S. Micro-Cap Fund (*)             2.50% on first $30 million                             --
                                                     2.00% on next $70 million                              --
                                                     1.50% on balance over $100 million                     --

         Fremont Growth Fund                          .50% on all net assets                        .15% on all net assets

                           FREMONT MUTUAL FUNDS, INC.
                Notes to Financial Statements - October 31, 1996


         Fremont Bond Fund (*)                        .40% on all net assets                        .15% on all net assets
         Fremont Money Market Fund (*)                .30% on first $50 million                     .15% on all net assets
                                                      .20% on balance over $50 million
         Fremont  California Intermediate             .40% on first $25 million                     .15% on all net assets
            Tax-Free Fund (*)                         .35% on next $25 million
                                                      .30% on next $50 million
                                                      .25% on next $50 million
                                                      .20% on balance over $150 million

(*) The Advisor has voluntarily waived and/or reimbursed some of its fees for these Funds. All fees waived in the past will not be recouped in the future and, as these waivers are voluntary, they may be changed in the future.

        For the Fremont International Small Cap Fund and the Fremont U.S. Micro-Cap Fund, the Advisor is voluntarily limiting the advisory fee to a reduced rate of 1.50% and 1.98% of net assets, respectively.

        For the Fremont Emerging Markets Fund, the Advisor is voluntarily waiving advisory, 12b-1 and administrative fees and reimbursing all other operating expenses until further notice.

        For the Fremont Bond Fund and the Fremont Money Market Fund, the Advisor is voluntarily waiving the administrative fee in its entirety. For the Fremont California Intermediate Tax-Free Fund, the advisory and administrative fees are charged at voluntarily reduced rates of .30% and .005% of net assets, respectively.

     Selected per share data and operating ratios have been disclosed both before and after the impact of these various waivers under each Fund's Financial Highlights table.

     Under the terms of the Advisory agreements, the Advisor receives a single management fee (i.e., a unitary fee) from the Fremont International Growth Fund, the Fremont International Small Cap Fund and the Fremont U.S. Micro-Cap Fund, and is obligated to pay all expenses of these Funds except extraordinary expenses (as determined by a majority of the disinterested directors) and interest, brokerage commissions, and other transaction charges relating to the investing activities of those Funds.

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fremont Emerging Markets Fund has adopted a plan of distribution under which the Fund may directly incur or reimburse the Advisor for certain distribution-related expenses. The maximum amount the Fund is obligated to pay the Advisor is 0.25% of net assets. Payments have been waived by the Advisor in their entirety since the Fund began operations and it is anticipated that the Advisor will continue voluntarily waiving such payments until further notice.

     Each Fund is also required to comply with the limitations set forth in the laws, regulations, and administrative interpretations of the states in which it is registered. For the year ended October 31, 1996, no reimbursements were required or made to any Fund by the Advisor to comply with these limitations.

     Under the terms of a shareholder services agreement with the Advisor, effective July 1, 1996, the Funds pay the Advisor for transfer agent services on a per shareholder account basis, subject to a monthly minimum per Fund as well as out-of-pocket expenses. Total costs incurred by the Funds in aggregate for the period July 1, 1996 through October 31, 1996 were $97,341, excluding funds under a unitary fee arrangement.

     OTHER RELATED PARTIES
     At October 31, 1996, Fremont Investors, Inc. and its affiliated companies including their employee retirement plans, its principal shareholder, Stephen D. Bechtel, Jr., and members of his family, including trusts, owned directly or indirectly the following approximate percentages of the various
     Funds:


                                                    % OF SHARES OUTSTANDING
                                                    -----------------------
          Fremont Global Fund                                 62%
          Fremont International Growth Fund                   84%
          Fremont International Small Cap Fund                35%
          Fremont Emerging Markets Fund                       91%
          Fremont U.S. Micro-Cap Fund                          6%
          Fremont Growth Fund                                 65%
          Fremont Bond Fund                                   88%
          Fremont Money Market Fund                           82%
          Fremont California Intermediate Tax-Free Fund       65%

     Certain officers and/or directors of the Funds are also officers and/or directors of the Advisor and/or Fremont Investors, Inc.

3.   ORGANIZATION COSTS
     Costs incurred by each Fund, if any, in connection with its organization have been deferred and are amortized on a straight-line basis over a period of five years (60 months).

                           FREMONT MUTUAL FUNDS, INC.
                Notes to Financial Statements - October 31, 1996


4.   PURCHASES AND SALES/MATURITIES OF INVESTMENT SECURITIES
     Aggregate purchases and aggregate proceeds from sales and maturities of securities for the year ended October 31, 1996 were as follows:


                                                                             PURCHASES          PROCEEDS
                                                                             ---------          --------
          LONG TERM SECURITIES EXCLUDING U.S. GOVERNMENT SECURITIES:
          Fremont Global Fund                                              $310,032,957       $381,291,526
          Fremont International Growth Fund                                  26,941,395         26,194,733
          Fremont International Small Cap Fund                                8,700,793          4,404,248
          Fremont Emerging Markets Fund                                       2,882,203            119,220
          Fremont U.S. Micro-Cap Fund                                       106,347,944         29,339,100
          Fremont Growth Fund                                                90,939,257         84,017,213
          Fremont Bond Fund                                                   5,692,873         14,997,373
          Fremont California Intermediate Tax-Free Fund                       2,955,196          3,095,906

          LONG TERM U.S. GOVERNMENT SECURITIES:
          Fremont Global Fund                                              $  4,027,412       $ 16,093,607
          Fremont Bond Fund                                                 114,345,636         98,849,763

     Transactions in written put and call options for the year ended October 31, 1996 for the Fremont Bond Fund were as follows:


                                                            AMOUNT OF PREMIUMS  NUMBER OF CONTRACTS
                                                            ------------------  -------------------
          Options outstanding at October 31, 1995                  $ 23,748            70
          Options sold                                               70,996            50
          Options cancelled in closing purchase transactions             --            --
          Options expired prior to exercise                         (23,748)          (70)
          Options exercised                                              --            --
                                                                   --------          ----
          Options outstanding at October 31, 1996                  $ 70,996            50
                                                                   ========          ====

     The following written options were outstanding at October 31, 1996:


                                                            NUMBER OF   EXERCISE   EXPIRATION
                          NAME OF ISSUER                    CONTRACTS    PRICE       DATE              VALUE
                          --------------                    ---------    -----       ----              -----
         PUT OPTIONS:     CME June 97 Eurodollar Futures        50        93.5      06/16/97          $10,000


         CME - Chicago Mercantile Exchange

     The Bond Fund received premiums of $70,996 on these contracts and has an unrealized gain of $60,996. The total notional value underlying these contracts is $50,000,000.

5.   PORTFOLIO CONCENTRATIONS
     Although each Fund has a diversified investment portfolio, there are certain investment concentrations of risk which may subject each Fund more significantly to economic changes occurring in certain segments or industries.

6.   UNREALIZED APPRECIATION (DEPRECIATION) - TAXBASIS
     At October 31, 1996, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on that cost were as follows:


                                                                                   GROSS AGGREGATE UNREALIZED
                                                                                   --------------------------
                                                                  COST           APPRECIATION      DEPRECIATION              NET
                                                                  ----           ------------      ------------              ---
          Fremont Global Fund                                 $542,076,336       $39,491,784       $(11,906,181)       $ 27,585,603
          Fremont International Growth Fund                     32,567,672         6,022,606         (3,592,690)          2,429,916
          Fremont International Small Cap Fund                   9,056,967           798,803           (686,499)            112,304
          Fremont Emerging Markets Fund                          3,838,200           188,480           (232,320)            (43,840)
          Fremont U.S. Micro-Cap Fund                          101,238,120        10,665,019        (10,263,709)            401,310
          Fremont Growth Fund                                   73,848,505         5,843,674         (1,358,059)          4,485,615
          Fremont Bond Fund                                     74,533,471         2,446,860           (545,318)          1,901,542
          Fremont Money Market Fund                            328,565,325                --                 --                  --
          Fremont California Intermediate Tax-Free Fund         48,752,558         1,807,498           (107,270)          1,700,228

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FREMONT FUNDS[LOGO]
50 Beale Street, Suite 100
San Francisco, CA 94105